                                                             File Number 33-3233

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                   FORM S-6

                      POST-EFFECTIVE AMENDMENT NUMBER 18


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                     MINNESOTA LIFE VARIABLE LIFE ACCOUNT
               (formerly Minnesota Mutual Variable Life Account)
               -------------------------------------------------
                                (Name of Trust)


                       Minnesota Life Insurance Company
            (formerly The Minnesota Mutual Life Insurance Company)
            ------------------------------------------------------
                                  (Depositor)


            400 Robert Street North, St. Paul, Minnesota 55101-2098
           --------------------------------------------------------
                   (Depositor's Principal Executive Offices)


                              Dennis E. Prohofsky
            Executive Vice President, General Counsel and Secretary
                       Minnesota Life Insurance Company
                            400 Robert Street North
                        St. Paul, Minnesota  55101-2098
                        -------------------------------
                              (Agent for Service)

                                   Copy to:
                             J. Sumner Jones, Esq.
                             Jones & Blouch L.L.P.
              1025 Thomas Jefferson Street, N.W., Suite 410 East
                            Washington, D.C. 20007

It is proposed that this filing will become effective (check appropriate box):
       immediately upon filing pursuant to paragraph (b) of Rule 485
   ---

 X  on May 1, 2002 pursuant to paragraph (b) of Rule 485

   ---
       60 days after filing pursuant to paragraph (a)(i) of Rule 485
   ---
       on (date) pursuant to paragraph (a)(i) of Rule 485
   ---
       this post-effective amendment designates a new effective date for a
   ---
       previously filed post-effective amendment


                     TITLE OF SECURITIES BEING REGISTERED:

                  Variable Adjustable Life Insurance Policies

                                MINNESOTA LIFE
                             VARIABLE LIFE ACCOUNT

                                       OF

                       MINNESOTA LIFE INSURANCE COMPANY

                            CROSS REFERENCE TO ITEMS
                            REQUIRED BY FORM N-8B-2

N-8B-2 Item    Caption in Prospectus
-----------    ---------------------

     1.        Cover Page

     2. Cover Page; General Descriptions, Minnesota Life Insurance Company, Variable Life Account

     3.        Not Applicable

     4.        Distribution of Policies

     5.        General Descriptions, Variable Life Account

     6.        General Descriptions, Variable Life Account

     7.        Not Applicable

     8.        Not Applicable

     9.        Legal Proceedings

    10. Summary; Detailed Information About the Variable Adjustable Life Insurance Policy; Policy Charges; Voting Rights

    11. Summary; Detailed Information About the Variable Adjustable Life Insurance Policy; General Descriptions, Advantus Series Fund, Inc.

    12. Summary; Detailed Information About the Variable Adjustable Life Insurance Policy; General Descriptions, Advantus Series Fund, Inc.

    13. Detailed Information About the Variable Adjustable Life Insurance Policy; Policy Charges

    14. Detailed Information About the Variable Adjustable Life Insurance Policy, Adjustable Life Insurance; Applications and Policy Issue

    15. Detailed Information About the Variable Adjustable Life Insurance Policy, Policy Premiums

    16.        Not Applicable

    17. Summary; Detailed Information About the Variable Adjustable Life Insurance Policy

    18.        The Funds

    19.        Voting Rights

    20.        Not Applicable

    21.        Not Applicable

    22.        Not Applicable

    23.        Not Applicable

    24.        Not Applicable

    25.        General Descriptions, Minnesota Life Insurance Company

    26.        Not Applicable

    27.        General Descriptions, Minnesota Life Insurance Company

    28.        Directors and Principal Officers of Minnesota Life

    29.        General Descriptions, Minnesota Life Insurance Company

    30.        Not Applicable

    31.        Not Applicable

    32.        Not Applicable

    33.        Not Applicable

    34.        Not Applicable

    35.        General Descriptions, Minnesota Life Insurance Company

    36.        Not Applicable

    37.        Not Applicable

    38.        Distribution of Policies

    39.        Distribution of Policies

    40.        Not Applicable

    41.        Distribution of Policies

    42.        Not Applicable

    43.        Not Applicable

    44. Detailed Information About the Variable Adjustable Life Insurance Policy, Policy Values

    45.        Not Applicable

    46. Detailed Information About the Variable Adjustable Life Insurance Policy, Policy Loans, Surrender

    47.        Not Applicable

    48.        Not Applicable

    49.        Not Applicable

    50.        General Descriptions, Variable Life Account

    51. Summary; Detailed Information About the Variable Adjustable Life Insurance Policy, Policy Charges

    52. Summary; General Descriptions, Variable Life Account; Advantus Series Fund, Inc.

    53.        Federal Tax Status

    54.        Not Applicable

    55.        Not Applicable

    56.        Not Applicable

    57.        Not Applicable

    58.        Not Applicable

    59.        Financial Statements

                                     PART I

                       INFORMATION REQUIRED IN PROSPECTUS

  Prospectus

   Variable Adjustable Life
           Insurance Policy






[LOGO APPEARS HERE]
This prospectus describes a Variable Adjustable Life Insurance Policy issued by Minnesota Life Insurance Company ("Minnesota Life"). It provides life insurance protection for the life of the insured so long as scheduled premiums are paid. Under some plans of insurance, the face amount of insurance may decrease or terminate during the life of the insured.

The Policy may be adjusted, within described limits, as to face amount, premium amount and the plan of insurance.

Variable Adjustable Life policy values may be invested in our separate account called the Variable Life Account. Policy values may also be invested in a general account option. The actual cash value of all Policies will vary with the investment experience of these options.

The Variable Life Account invests its assets in the following portfolios of Advantus Series Fund, Inc.:

 . Growth Portfolio      . Small Company Growth Portfolio
 . Bond Portfolio        . Value Stock Portfolio
 . Money Market Portfolio. Small Company Value Portfolio
 . Asset Allocation Portfolio
                         . Global Bond Portfolio
 . Mortgage Securities Portfolio
                         . Index 400 Mid-Cap Portfolio
 . Index 500 Portfolio   . Macro-Cap Value Portfolio
 . Capital Appreciation Portfolio
                         . Micro-Cap Growth Portfolio
 . International Stock Portfolio
                         . Real Estate Securities Portfolio

The Variable Life Account also invests in the following Fund portfolios:

Franklin Templeton Variable Insurance Products Trust:
 . Templeton Developing Markets
   Securities Fund--Class 2 Shares

 . Templeton Global Asset Allocation
   Fund (formerly Templeton Asset
   Strategy Fund)--Class 2 Shares

 .Franklin Small Cap Fund--Class 2
 Shares

Fidelity Variable Insurance Products Funds:
 . Mid Cap Portfolio--Service Class 2
 Shares
 . Contrafund(R) Portfolio--Service
 Class 2 Shares
 . Equity-Income Portfolio--Service
 Class 2 Shares

Janus Aspen Series:
 .Capital Appreciation Portfolio--
 Service Shares
 .International Growth Portfolio--
 Service Shares

Credit Suisse Trust:

 . Global Post-Venture Capital
 Portfolio

This prospectus must be accompanied by the current prospectuses of the Fund portfolios shown above. This prospectus should be read carefully and retained for future reference.

The policies have not been approved or disapproved by the SEC. Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101-2098
651.665.3500 Tel
www.minnesotamutual.com

Dated: May 1, 2002

             Table of Contents

                                                                           Page
Summary...................................................................    1
Condensed Financial Information...........................................    7
General Descriptions
  Minnesota Life Insurance Company........................................    9
  Variable Life Account...................................................    9
  The Funds...............................................................   10
  Additions, Deletions or Substitutions...................................   11
  Selection of Sub-Accounts...............................................   11
  The Guaranteed Principal Account........................................   12
Detailed Information about the Variable Adjustable Life Insurance Policy
  Adjustable Life Insurance...............................................   13
  Policy Adjustments......................................................   15
  Applications and Policy Issue...........................................   19
  Policy Premiums.........................................................   20
  Policy Values...........................................................   24
  Death Benefit Options...................................................   26
  Policy Loans............................................................   27
  Surrender...............................................................   29
  Free Look...............................................................   30
  Conversion..............................................................   30
  Policy Charges..........................................................   30
  Other Policy Provisions.................................................   33
  Additional Benefits.....................................................   35
Other Matters
  Federal Tax Status......................................................   36
  Directors and Principal Management Officers of Minnesota Life...........   40
  Voting Rights...........................................................   41
  Distribution of Policies................................................   41
  Legal Matters...........................................................   42
  Legal Proceedings.......................................................   42
  Experts.................................................................   42
  Registration Statement..................................................   42
Special Terms.............................................................   43
Financial Statements of Minnesota Life Variable Life Account.............. SA-1
Financial Statements of Minnesota Life Insurance Company.................. ML-1
Appendix A-Illustrations of Policy Values, Death Benefits and Premiums....  A-1
Appendix B-Understanding How Premium Becomes Cash Value...................  B-1
Appendix C-Comparison of Death Benefit Options............................  C-1
Appendix D-Example of Sales Load Computation..............................  D-1

                                                           Summary
  The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant Policy features. This summary is not comprehensive. You should review the information contained elsewhere in this prospectus. You should also refer to the heading "Special Terms" for the definition of unfamiliar terms.

What is a Variable Adjustable Life Insurance Policy?
  The Variable Adjustable Life Insurance Policy (the "Policy") described in this prospectus combines guaranteed insurance provisions, flexible administrative procedures and significant and useful market sensitive investment features.

  This prospectus describes two versions of the Variable Adjustable Life Insurance Policy, "VAL '87" and "VAL '95".

What is the guaranteed death benefit?
  We guarantee that the face amount of insurance shown on the policy specification page will be paid on the death of the insured so long as you do not have policy indebtedness and all scheduled premiums have been paid. Some Policies will have a scheduled decrease in such guaranteed face amount at the end of the initial policy protection period. In this case, the time and amount of the decrease are also shown on the policy specification page. The importance of the guarantee is that adverse investment performance may never reduce your life insurance protection below the guaranteed amount.

What makes the Policy "Adjustable"?
  The Policy is termed "Adjustable" because it allows you the flexibility to tailor your Policy to your needs at issue and thereafter to change or "adjust" your Policy as your insurance needs change. The three components in designing your Policy are the level of premiums you wish to pay, the level of death benefit protection you need and the appropriate "plan" of insurance for you. You may choose any two of the three components--premium, face amount and plan-- and we will calculate the third component.

  Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose any level of premium or death benefit that you wish. Based on the premium and initial face amount you choose, we will calculate the tabular cash value which results from using the guaranteed mortality and assumed rate of return in the Policy. The pattern of tabular cash values and the resulting schedule of face amount and premiums define the guaranteed plan of insurance.

  The maximum plan of insurance available is one where the Policy becomes paid-up after the payment of ten annual premiums. A paid-up Policy is one for which no additional premiums are required to guarantee the face amount of insurance for the entire life of the insured, provided there is no policy indebtedness. Whole life plans may be suitable for individuals who wish to ensure lifetime coverage, without any scheduled reduction in face amount as described below, by the payment of relatively higher premiums and, in certain cases, for a lesser period of time, or who wish to accumulate substantial cash values by utilizing the investment features of the Policy.

  The minimum plan that we offer at original issue is a ten year protection Policy. If the insured's age at original issue is over 55, the minimum plan of protection will be less than ten years, as described in the table below:

                                                                  Minimum Plan
  Issue Age                                                        (in years)
  ---------                                                       ------------
     56                                                               9
     57                                                               8
     58                                                               7
     59                                                               6
60 or greater                                                         5

  A protection Policy plan of insurance provides the initial face amount and a scheduled premium level, for a specified number of years, always less than for whole life. At the end of the initial protection period, there will be a scheduled reduction in the guaranteed face amount; that reduced face amount will have a whole life plan of insurance, based on continued payment of your scheduled premiums. A protection plan requires the lowest initial level of premiums and offers the most insurance protection with the lowest investment element. The protection plan may be a suitable starting point for young policy owners who have not reached their peak earning years but who have substantial life insurance needs.

  For any given face amount of insurance, you may select a plan that falls anywhere between the minimum protection plan and the maximum whole life plan. The higher the premium you pay, the greater will be your cash value accumulation at any given time and therefore, for whole life plans, the shorter the period during which you need to pay premiums before your Policy becomes paid-up. For example, the table below shows the premium required for various plans for a standard non-smoker risk, male, age 40 at issue, insured with a $100,000 VAL '95 Policy.

                                                    Annual
Plan of Insurance                                   Premium
-----------------                                   -------
Minimum--10 year protection plan                    $  428
     30 year protection plan                        $  939
     Whole life plan                                $1,723
     Life paid-up at age 70                         $1,923
Maximum--10 year, limited payment, whole life plan  $3,833

  The flexibility described above with respect to designing your Policy to suit your needs at issue continues throughout the time the Policy remains in force by virtue of its adjustability features. As your insurance needs and personal circumstances change over the years, you may change, subject to the limitations described herein, the premium and face amount and thus the plan.

  Some limitations do apply to policy adjustments, and these limitations are more fully described in this prospectus. See the heading "Policy Adjustments" in this prospectus on page 15.

What makes the Policy "Variable"?
  The Policy is termed "Variable" because unlike traditional whole life and universal life contracts which provide for accumulations of contract values at fixed rates determined by the insurance company, Variable Adjustable Life policy values may be invested in a separate account of ours called the Minnesota Life Variable Life Account ("Variable Life Account"), the sub-accounts of which invest in corresponding Portfolios of the Funds. Thus, your policy values invested in these sub-accounts will reflect market rates of return.

  The actual cash value of the Policies, to the extent invested in sub-accounts of the Variable Life Account, will vary with the investment experience of the sub-accounts of the Variable Life Account. These have no guaranteed minimum actual cash value. The claims-paying ability of Minnesota Life as measured by independent rating agencies does not provide any guarantees of the investment performance of the Variable Life Account. Therefore, you bear the risk that adverse investment performance may depreciate your investment in the Policy. At the same time, the Policy offers you the opportunity to have your actual cash value appreciate more rapidly than it would under comparable fixed benefit contracts by virtue of favorable investment performance. In addition, under some Policies, the death benefit will also increase and decrease (but not below the guaranteed amount) with investment experience.

  Those seeking the traditional insurance protections of a guaranteed cash value may allocate premiums to the guaranteed principal account. The guaranteed principal account is a general account option with a guaranteed accumulation at a fixed rate of interest. While it is more fully described in the Policy, additional information on this option may be found under the heading "The Guaranteed Principal Account" in this prospectus on page 12.

What variable investment options are available?
  The Variable Life Account invests in the following portfolios of Advantus Series Fund, Inc.:

.. Growth
.. Bond
.. Money Market
.. Asset Allocation
.. Mortgage Securities
.. Index 500
.. Capital Appreciation
.. International Stock
.. Small Company Growth
.. Value Stock
.. Small Company Value
.. Global Bond
.. Index 400 Mid-Cap
.. Macro-Cap Value
.. Micro-Cap Growth
.. Real Estate Securities

In addition, the Variable Life Account invests in the following Fund portfolios:
Franklin Templeton Variable Insurance Products Trust:
..  Templeton Developing Markets Securities Fund--Class 2 Shares

..  Templeton Global Asset Allocation Fund (formerly Templeton Asset Strategy
   Fund)--Class 2 Shares

..  Franklin Small Cap Fund--Class 2 Shares

Fidelity Variable Insurance Products Funds:
..  Mid Cap Portfolio--Service Class 2 Shares
..  Contrafund Portfolio--Service Class 2 Shares
..  Equity-Income Portfolio--Service Class 2 Shares

Janus Aspen Series:
..  Capital Appreciation Portfolio--Service Shares
..  International Growth Portfolio--Service Shares

Credit Suisse Trust:

..  Global Post-Venture Capital Portfolio

  The Portfolios of the Funds have different investment objectives and different levels of risk. There is no assurance that any Portfolio will meet its objectives. Additional information concerning the investment objectives, policies and risks of the Portfolios can be found in the current prospectuses for the Funds, which accompany this prospectus.

How do you allocate your net premiums?
  In your initial policy application, you indicate how you want your net premiums allocated among the guaranteed principal account and the sub-accounts of the Variable Life Account. All future net premiums will be allocated in the same proportion until we receive your request to change the allocation. You may also request to transfer amounts from one sub-account to another.

What death benefit options are offered under the Policy?
  The Policy provides two death benefit options: the Cash Option and the Protection Option. Your choice will depend on which option best fits your need.

  The Cash Option provides a fixed death benefit equal to the guaranteed face amount. Favorable nonguaranteed elements, including investment returns, will be reflected in increased actual cash values which will, on whole life plans, shorten the premium paying period. Only if and when the policy value exceeds the net single premium, as defined on page 43, for the then current face amount will the death benefit vary.


  The Protection Option provides a variable death benefit from the issue date as well as variable actual cash values. Favorable nonguaranteed elements, including investment returns, will be reflected both in increased life insurance coverage and increased cash value accumulations, although any increases in actual cash values under the Protection Option will not be as great as under the Cash Option.

What charges are associated with the Policy?
  We assess certain charges from each premium payment, from policy values and from the amounts held in the Variable Life Account. All of these charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the Policies, are fully described under the heading "Policy Charges" in this prospectus on page 30. Because of the significance of these charges in early policy years, prospective purchasers should purchase a Policy only if they intend to and have the financial capacity to keep it in force for a substantial period.

  Against base premiums we deduct a basic sales load of 7 percent and we may also deduct a first year sales load not to exceed 23 percent. We also deduct from premiums an underwriting charge, a premium tax charge of 2.5 percent and a face amount guarantee charge of 1.5 percent. Nonrepeating premiums are currently subject only to the premium tax charge.

  Against the actual cash value of a Policy we deduct an administration charge of $60 per year, a transaction charge for each Policy adjustment and a monthly cost of insurance charge.

  With VAL '87, a charge for sub-standard risks is deducted from the actual cash value of a Policy. With VAL '95, a charge for sub-standard risks is deducted from the premium. Sub-standard risk charges compensate us for providing the death benefit for Policies whose mortality risks exceed the standard.

  Against the assets held in the Variable Life Account we assess a mortality and expense risk charge at an annual rate of .50 percent of the Variable Life Account average daily net assets. The charge is deducted from the Variable Life Account assets on each date on which a Fund Portfolio is valued.

In addition, the Funds impose certain fees and expenses shown in the table below.

                             FUND ANNUAL EXPENSES

  (Unless otherwise noted, expenses are shown as of December 31, 2001, and are shown as a percentage of average net daily assets for the described Portfolios.)



                                                                 Total annual
                                                                fund operating
                                                                   expenses
                                                                   without
                               Management  Other   Distribution   waivers or
                                  fee     expenses (12b-1) fees   reductions
                               ---------- -------- ------------ --------------
Advantus Series Fund, Inc.:
 (1)
 Growth Portfolio                 0.45%     0.05%      0.25%         0.75%
 Bond Portfolio                   0.30%     0.05%      0.25%         0.60%
 Money Market Portfolio           0.25%     0.07%      0.25%         0.57%
 Asset Allocation Portfolio       0.35%     0.04%      0.25%         0.64%
 Mortgage Securities Portfolio    0.30%     0.06%      0.25%         0.61%
 Index 500 Portfolio              0.12%     0.05%      0.25%         0.42%
 Capital Appreciation
  Portfolio                       0.50%     0.05%      0.25%         0.80%
 International Stock Portfolio    0.59%     0.13%      0.25%         0.97%
 Small Company Growth
  Portfolio                       0.65%     0.07%      0.25%         0.97%
 Value Stock Portfolio            0.50%     0.09%      0.25%         0.84%
 Small Company Value Portfolio    0.70%     0.27%      0.25%         1.22%
 Global Bond Portfolio            0.60%     0.35%      0.25%         1.20%
 Index 400 Mid-Cap Portfolio      0.15%     0.27%      0.25%         0.67%
 Macro-Cap Value Portfolio        0.50%     0.45%      0.25%         1.20%
 Micro-Cap Growth Portfolio       0.95%     0.20%      0.25%         1.40%
 Real Estate Securities
  Portfolio                       0.60%     0.74%      0.25%         1.59%
Franklin Templeton Variable
 Insurance Products Trust--
 Class 2 Shares:
 Templeton Developing Markets
  Securities Fund (2)             1.25%     0.32%      0.25%         1.82%
 Templeton Global Asset
  Allocation Fund (2)             0.61%     0.20%      0.25%         1.06%
 Franklin Small Cap Fund
  (2)(3)                          0.53%     0.31%      0.25%         1.09%
Fidelity Variable Insurance
 Products Funds--Service
 Class 2 Shares:
 VIP Mid Cap Portfolio            0.58%     0.11%      0.25%         0.94%(4)
 VIP Contrafund Portfolio         0.58%     0.11%      0.25%         0.94%(4)
 VIP Equity-Income Portfolio      0.48%     0.11%      0.25%         0.84%(4)
Janus Aspen Series--Service
 Shares:
 Capital Appreciation
  Portfolio                       0.65%     0.01%      0.25%         0.91%
 International Growth
  Portfolio                       0.65%     0.06%      0.25%         0.96%
Credit Suisse Trust:
 Global Post-Venture Capital
  Portfolio (5)                   1.25%     0.36%       --           1.61%


(1) Advantus Capital is currently voluntarily absorbing all fees and expenses that exceed 1.10% of average daily net assets for the Small Company Value Portfolio, 1.00% of average daily net assets for the Real Estate Securities Portfolio, 1.07% of average daily net assets for the Macro-Cap Value Portfolio, and 1.34% of average daily net assets for the Micro-Cap Growth Portfolio. Advantus Capital has not agreed to absorb expenses over a specific period of time and it may cease its absorption of expenses at any time. If it does so, some Portfolio expenses would increase and thereby reduce investment return.


(2) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(3) The manager had agreed in advance to make an estimated reduction of 0.08% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and the Securities and Exchange Commission. With this reduction, the net annual fund operating expenses are estimated to be 1.01%.


(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.




(5) The fund's manager has voluntarily agreed to reimburse expenses of .21%. This arrangement may be discontinued by the fund's manager at any time.

                           SUMMARY OF POLICY CHARGES

                                       Rate                  Charged Against
                                       ----                  ---------------
Base Premium
 Sales Load                      7.0%                    All base premiums
 Premium Tax                     2.5%                    All base premiums
 Face Amount Guarantee Charge    1.5%                    All base premiums
 First-Year Sales Load           up to 23%               First-year base premiums
 Underwriting Charge             up to $5/$1000          First-year base premiums
Nonrepeating Premium
 Premium Tax                     2.5%                    All nonrepeating premium
Actual Cash Value Charges
 Administration Charge           $5.00 per month         Actual cash value
 Cost of Insurance Charge        varies by policy        Actual cash value
 Transaction Charge              up to $25.00 per
                                 adjustment
Separate Account Charge
 Mortality and Expense Charge    0.50% annual rate       Average daily net assets
Fund Charges
 Advisory Fee                    varies by fund          Average daily net assets
 Other Fund Fees                 varies by fund          Average daily net assets

Are the benefits under a Policy subject to federal income tax?
  With respect to a Policy issued on the basis of a standard premium class, we believe that such a Policy should qualify as a life insurance contract for federal income tax purposes. With respect to a Policy issued on a sub-standard basis, it is not clear whether or not such a Policy would qualify as a life insurance contract for federal tax purposes. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, the benefits under Policies described in this prospectus should receive the same tax treatment under the Internal Revenue Code of 1986 as benefits under traditional fixed benefit life insurance policies. Thus, death proceeds payable under variable life insurance policies should be excludable from the beneficiary's gross income for federal income tax purposes. It is also believed that you should not be in constructive receipt of the cash values of your Policy until actual distribution. See the heading "Federal Tax Status" in this prospectus on page 36.

  It should be noted, however, that the tax treatment described above relating to distributions is available only for policies not described as "modified endowment contracts." Policies described as modified endowment contracts are treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly cash value increases. However, any amounts received by the owner, such as dividends, cash withdrawals, loans and amounts received from partial or total surrender of the contract are includable in gross income on an income-first basis. This tax treatment includes the ten percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the policy owner attains age 59 1/2, is attributable to the policy owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the policy owner or the joint lives of the policy owner and beneficiary.


  A determination as to whether a policy is a modified endowment contract and subject to this special tax treatment will require an examination of the premium paid in relation to the death benefit of the policy. A modified endowment contract results if the cumulative premiums during the first seven contract years exceed the sum of the net level premiums which would be paid under a seven-pay life policy. In addition, a policy which is subject to a material change will be treated as a new policy on the date that such a material change takes effect. A determination must be made at that time to test whether such a policy meets the seven-pay standard by taking into account the previously existing cash surrender value. We will monitor your Policy to determine whether it may become a modified endowment contract.

How do you purchase a Policy?
  To be eligible to purchase a Policy the insured must be no more than age 85, satisfy our underwriting standards and the Policy must have a face amount of at least $50,000. The procedure to purchase a Policy is to complete an application, provide us with evidence of insurability satisfactory to us and pay your first scheduled premium. See the heading "Applications and Policy Issue" in this prospectus on page 19.

  For a limited time after your application for the Policy and delivery of it, you may return the Policy for a refund of all premium payments within the terms of its "free look" provision. See the heading "Free Look" in this prospectus on page 30.

  Moreover, while the Policy is in force and the premiums fully paid and prior to the death of the insured, you may convert it to any adjustable life policy with a fixed death benefit and fixed cash values which we may then offer. On conversion, the issue age and risk class of the insured shall be as stated in this Policy. For VAL '95, this conversion privilege is only available during the first 24 months from the original policy date, but comparable fixed insurance coverage can be obtained after 24 months from the original policy date by transferring all of the policy value to the guaranteed principal account and thereafter allocating all premiums to that account.

Do you have access to your policy values?
  Yes. Your actual cash value is available to you during the insured's lifetime. You may use the actual cash value to provide retirement income, as collateral for a loan, to continue some insurance protection if you do not wish to continue paying premiums or to obtain cash by surrendering your Policy in full or in part.

  You may also borrow up to 90 percent of your policy value as a policy loan. Each alternative may be subject to conditions described in the Policy or in this prospectus under the heading "Policy Values" on page 24 and certain transactions may have tax consequences as described under the heading "Federal Tax Status" on page 36.

                                   Condensed Financial Information
  The financial statements of Minnesota Life Insurance Company and of Minnesota Life Variable Life Account may be found elsewhere in this prospectus.

  The table below gives per unit information about the financial history of each sub-account from the inception of each to December 31, 2001. This information should be read in conjunction with the financial statements and related notes of Minnesota Life Variable Life Account included in this prospectus.



                                                              Year Ended December 31,
                    --------------------------------------------------------------------------------------------------
                       2001       2000       1999       1998       1997       1996       1995       1994       1993
                    ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
 Growth Sub-
 Account:
 Unit value at
 beginning of
 year                   $ 4.48      $5.75      $4.60      $3.43      $2.59      $2.22      $1.79      $1.79      $1.72
 Unit value at
 end of year            $ 3.35      $4.48      $5.75      $4.60      $3.43      $2.59      $2.22      $1.79      $1.79
 Number of units
 outstanding at
 end of year        27,973,687 26,708,050 25,947,087 22,653,190 19,284,419 16,176,371 12,822,494  9,964,217  6,671,352
 Bond Sub-
 Account:
 Unit value at
 beginning of
 year                    $2.44      $2.22      $2.29      $2.17      $1.99      $1.95      $1.63      $1.72      $1.57
 Unit value at
 end of year             $2.62      $2.44      $2.22      $2.29      $2.17      $1.99      $1.95      $1.63      $1.72
 Number of units
 outstanding at
 end of year        18,422,198 16,671,238 15,498,228 13,380,650  9,679,443  7,366,222  5,340,539  3,659,230  2,240,344
 Money Market
 Sub-Account:
 Unit value at
 beginning of
 year                    $1.90      $1.80      $1.73      $1.66      $1.58      $1.52      $1.45      $1.40      $1.37
 Unit value at
 end of year             $1.96      $1.90      $1.80      $1.73      $1.66      $1.58      $1.52      $1.45      $1.40
 Number of units
 outstanding at
 end of year         9,674,106 11,201,306  8,537,295  5,915,721  4,323,601  4,082,791  3,509,791  2,920,337  1,849,721
 Asset Allocation
 Sub-Account:
 Unit value at
 beginning of
 year                    $3.72      $4.17      $3.64      $2.96      $2.50      $2.23      $1.79      $1.83      $1.73
 Unit value at
 end of year             $3.17      $3.72      $4.17      $3.64      $2.96      $2.50      $2.23      $1.79      $1.83
 Number of units
 outstanding at
 end of year        44,034,423 42,926,041 41,923,737 38,273,621 34,942,517 32,104,595 27,633,273 23,769,797 18,341,417
 Mortgage
 Securities
 Sub-Account:
 Unit value at
 beginning of
 year                    $2.77      $2.49      $2.45      $2.31      $2.13      $2.03      $1.73      $1.80      $1.66
 Unit value at
 end of year             $3.00      $2.77      $2.49      $2.45      $2.31      $2.13      $2.03      $1.73      $1.80
 Number of units
 outstanding at
 end of year        10,233,221  7,668,796  6,357,179  5,351,168  4,464,617  4,175,648  3,616,256  3,250,971  2,419,453
 Index 500 Sub-
 Account:
 Unit value at
 beginning of
 year                    $5.30      $5.88      $4.92      $3.86      $2.93      $2.42      $1.78      $1.77      $1.62
 Unit value at
 end of year             $4.63      $5.30      $5.88      $4.92      $3.86      $2.93      $2.42      $1.78      $1.77
 Number of units
 outstanding at
 end of year        42,856,025 36,846,367 34,132,820 28,132,934 22,433,487 17,250,529 11,917,281  8,997,722  6,074,831
 Capital
 Appreciation
 Sub-Account:
 Unit value at
 beginning of
 year                    $5.38      $6.02      $4.98      $3.82      $3.00      $2.56      $2.10      $2.06      $1.87
 Unit value at
 end of year             $4.03      $5.38      $6.02      $4.98      $3.82      $3.00      $2.56      $2.10      $2.06
 Number of units
 outstanding at
 end of year        25,623,319 26,043,006 26,226,878 24,802,737 22,986,605 19,778,274 16,587,673 12,929,134  9,082,661
 International
 Stock Sub-
 Account:
 Unit value at
 beginning of
 year                    $2.56      $2.56      $2.11      $1.99      $1.79      $1.50      $1.32      $1.33      $0.93
 Unit value at
 end of year             $2.26      $2.56      $2.56      $2.11      $1.99      $1.79      $1.50      $1.32      $1.33
 Number of units
 outstanding at
 end of year        45,809,624 45,365,710 45,292,311 42,958,209 35,764,833 28,056,128 20,883,317 15,062,750  6,244,750
                      1992
                    ------------
 Growth Sub-
 Account:
 Unit value at
 beginning of
 year                   $1.65
 Unit value at
 end of year            $1.72
 Number of units
 outstanding at
 end of year        3,703,167
 Bond Sub-
 Account:
 Unit value at
 beginning of
 year                   $1.48
 Unit value at
 end of year            $1.57
 Number of units
 outstanding at
 end of year        1,281,711
 Money Market
 Sub-Account:
 Unit value at
 beginning of
 year                   $1.34
 Unit value at
 end of year            $1.37
 Number of units
 outstanding at
 end of year        1,167,590
 Asset Allocation
 Sub-Account:
 Unit value at
 beginning of
 year                   $1.62
 Unit value at
 end of year            $1.73
 Number of units
 outstanding at
 end of year        8,943,507
 Mortgage
 Securities
 Sub-Account:
 Unit value at
 beginning of
 year                   $1.56
 Unit value at
 end of year            $1.66
 Number of units
 outstanding at
 end of year        1,471,984
 Index 500 Sub-
 Account:
 Unit value at
 beginning of
 year                   $1.51
 Unit value at
 end of year            $1.62
 Number of units
 outstanding at
 end of year        4,026,796
 Capital
 Appreciation
 Sub-Account:
 Unit value at
 beginning of
 year                   $1.79
 Unit value at
 end of year            $1.87
 Number of units
 outstanding at
 end of year        5,053,453
 International
 Stock Sub-
 Account:
 Unit value at
 beginning of
 year                   $1.00(a)
 Unit value at
 end of year            $0.93
 Number of units
 outstanding at
 end of year        1,615,754

                                                            Year Ended December 31,
                        -----------------------------------------------------------------------------------------------
                           2001       2000          1999       1998          1997       1996       1995      1994
                        ---------- ----------    ---------- ----------    ---------- ---------- ---------- ---------
 Small Company Growth
 Sub-Account:
 Unit value at
 beginning of year           $2.33      $2.64         $1.82      $1.81         $1.69      $1.59      $1.21     $1.15
 Unit value at end of
 year                        $1.98      $2.33         $2.64      $1.82         $1.81      $1.69      $1.59     $1.21
 Number of units
 outstanding at end
 of year                40,649,586 38,158,772    36,120,491 33,912,334    27,207,371 19,918,050 13,089,758 7,074,933
 Value Stock Sub-Ac-
 count:
 Unit value at
 beginning of year           $2.13      $2.17         $2.18      $2.15         $1.78      $1.37      $1.04     $1.00(c)
 Unit value at end of
 year                        $1.90      $2.13         $2.17      $2.18         $2.15      $1.78      $1.37     $1.04
 Number of units
 outstanding at end
 of year                29,568,022 27,514,067    26,260,066 23,718,362    17,273,210  9,648,331  3,864,294   971,938
 Small Company Value
 Sub-Account:
 Unit value at
 beginning of year           $1.06      $0.83         $0.86      $1.00(d)
 Unit value at end of
 year                        $1.22      $1.06         $0.83      $0.86
 Number of units
 outstanding at end
 of year                11,588,912  5,454,038     2,831,365    894,678
 Global Bond Sub-Ac-
 count:
 Unit value at
 beginning of year           $1.03      $1.02         $1.12      $1.00(d)
 Unit value at end of
 year                        $1.01      $1.03         $1.02      $1.12
 Number of units
 outstanding at end
 of year                 3,763,791  2,503,772     1,257,783    293,075
 Index 400 Mid-Cap
 Sub-Account:
 Unit value at
 beginning of year           $1.40      $1.22         $1.05      $1.00(d)
 Unit value at end of
 year                        $1.38      $1.40         $1.22      $1.05
 Number of units
 outstanding at end
 of year                 9,183,344  5,576,822     3,509,018  1,020,446
 Macro-Cap Value Sub-
 Account:
 Unit value at
 beginning of year           $1.05      $1.13         $1.06      $1.00(d)
 Unit value at end of
 year                        $0.96      $1.05         $1.13      $1.06
 Number of units
 outstanding at end
 of year                 9,107,021  6,333,932     3,488,610    823,503
 Micro-Cap Growth Sub-
 Account:
 Unit value at
 beginning of year           $2.01      $2.55         $1.03      $1.00(d)
 Unit value at end of
 year                        $1.77      $2.01         $2.55      $1.03
 Number of units
 outstanding at end
 of year                 8,554,102  7,378,187     4,222,084    733,049
 Real Estate Securi-
 ties Sub-Account:
 Unit value at
 beginning of year           $1.04      $0.83         $0.87      $1.00(d)
 Unit value at end of
 year                        $1.13      $1.04         $0.83      $0.87
 Number of units
 outstanding at end
 of year                 2,873,626  1,850,871       794,290    284,627
 Templeton Development
 Markets Securities
 Sub-Account:
 Unit value at
 beginning of year           $0.89      $1.31         $0.86      $1.00(d)
 Unit value at end of
 year                        $0.81      $0.89         $1.31      $0.86
 Number of units
 outstanding at end
 of year                 6,558,923  5,514,180     2,898,791    778,238
 Templeton Global As-
 set Allocation
 Sub-Account:
 Unit value at
 beginning of year           $1.01      $1.00(e)
 Unit value at end of
 year                        $0.90      $1.01
 Number of units
 outstanding at end
 of year                   455,500     93,085
 Franklin Small Cap
 Sub-Account:
 Unit value at
 beginning of year           $0.84      $1.00(e)
 Unit value at end of
 year                        $0.71      $0.84
 Number of units
 outstanding at end
 of year                 5,985,912  1,694,156
 Fidelity VIP Mid-Cap
 Sub-Account:
 Unit value at
 beginning of year           $1.28      $1.00(f)
 Unit value at end of
 year                        $1.22      $1.28
 Number of units
 outstanding at end
 of year                 7,981,235  5,714,598
 Fidelity VIP
 Contrafund Sub-Ac-
 count:
 Unit value at
 beginning of year           $0.95      $1.00(f)
 Unit value at end of
 year                        $0.83      $0.95
 Number of units
 outstanding at end
 of year                14,805,889  8,088,150
 Fidelity VIP Equity-
 Income Sub-Account:
 Unit value at
 beginning of year           $1.13      $1.00(f)
 Unit value at end of
 year                        $1.06      $1.13
 Number of units
 outstanding at end
 of year                 8,892,303  2,491,833
 Janus Aspen Capital
 Appreciation Sub-
 Account:
 Unit value at
 beginning of year           $0.83      $1.00(f)
 Unit value at end of
 year                        $0.64      $0.83
 Number of units
 outstanding at end
 of year                22,458,144 16,489,515
 Janus Aspen
 International Growth
 Sub-Account:
 Unit value at
 beginning of year           $0.83      $1.00(f)
 Unit value at end of
 year                        $0.63      $0.83
 Number of units
 outstanding at end
 of year                21,590,583 12,109,349
 Credit Suisse Trust
 Global Post-Venture
 Capital Sub-Account:
 Unit value at
 beginning of year           $0.76      $1.00(e)
 Unit value at end of
 year                        $0.54      $0.76
 Number of units
 outstanding at end
 of year                 1,646,164    599,798
                          1993
                        ------------
 Small Company Growth
 Sub-Account:
 Unit value at
 beginning of year          $1.00(b)
 Unit value at end of
 year                       $1.15
 Number of units
 outstanding at end
 of year                1,261,521
 Value Stock Sub-Ac-
 count:
 Unit value at
 beginning of year
 Unit value at end of
 year
 Number of units
 outstanding at end
 of year
 Small Company Value
 Sub-Account:
 Unit value at
 beginning of year
 Unit value at end of
 year
 Number of units
 outstanding at end
 of year
 Global Bond Sub-Ac-
 count:
 Unit value at
 beginning of year
 Unit value at end of
 year
 Number of units
 outstanding at end
 of year
 Index 400 Mid-Cap
 Sub-Account:
 Unit value at
 beginning of year
 Unit value at end of
 year
 Number of units
 outstanding at end
 of year
 Macro-Cap Value Sub-
 Account:
 Unit value at
 beginning of year
 Unit value at end of
 year
 Number of units
 outstanding at end
 of year
 Micro-Cap Growth Sub-
 Account:
 Unit value at
 beginning of year
 Unit value at end of
 year
 Number of units
 outstanding at end
 of year
 Real Estate Securi-
 ties Sub-Account:
 Unit value at
 beginning of year
 Unit value at end of
 year
 Number of units
 outstanding at end
 of year
 Templeton Development
 Markets Securities
 Sub-Account:
 Unit value at
 beginning of year
 Unit value at end of
 year
 Number of units
 outstanding at end
 of year
 Templeton Global As-
 set Allocation
 Sub-Account:
 Unit value at
 beginning of year
 Unit value at end of
 year
 Number of units
 outstanding at end
 of year
 Franklin Small Cap
 Sub-Account:
 Unit value at
 beginning of year
 Unit value at end of
 year
 Number of units
 outstanding at end
 of year
 Fidelity VIP Mid-Cap
 Sub-Account:
 Unit value at
 beginning of year
 Unit value at end of
 year
 Number of units
 outstanding at end
 of year
 Fidelity VIP
 Contrafund Sub-Ac-
 count:
 Unit value at
 beginning of year
 Unit value at end of
 year
 Number of units
 outstanding at end
 of year
 Fidelity VIP Equity-
 Income Sub-Account:
 Unit value at
 beginning of year
 Unit value at end of
 year
 Number of units
 outstanding at end
 of year
 Janus Aspen Capital
 Appreciation Sub-
 Account:
 Unit value at
 beginning of year
 Unit value at end of
 year
 Number of units
 outstanding at end
 of year
 Janus Aspen
 International Growth
 Sub-Account:
 Unit value at
 beginning of year
 Unit value at end of
 year
 Number of units
 outstanding at end
 of year
 Credit Suisse Trust
 Global Post-Venture
 Capital Sub-Account:
 Unit value at
 beginning of year
 Unit value at end of
 year
 Number of units
 outstanding at end
 of year

(a) The information for the sub-account is shown for the period May 1, 1992 to December 31, 1992. May 1, 1992 was the effective date of the 1933 Act Registration.
(b) The information for the sub-account is shown for the period May 3, 1993 to December 31, 1993. May 3, 1993 was the effective date of the 1933 Act Registration.
(c) The information for the sub-account is shown for the period May 2, 1994 to December 31, 1994. May 2, 1994 was the effective date of the 1933 Act Registration.
(d) The information for the sub-account is shown for the period May 19, 1998, commencement of operations, to December 31, 1998.
(e) The information for the sub-account is shown for the period May 1, 2000, commencement of operations, to December 31, 2000.
(f) The information for the sub-account is shown for the period February 1, 2000, commencement of operations, to December 31, 2000.

                                              General Descriptions
Minnesota Life Insurance Company
  We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

  Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

Variable Life Account
  A separate account, called the Minnesota Life Variable Life Account, was established on October 21, 1985, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

  We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our General Account and of any other separate account which we may have established or may later establish.

  The Variable Life Account currently has twenty-five sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

The Funds
Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the Policy.


    Fund/Portfolio            Investment Adviser        Investment Sub-Adviser
    --------------            ------------------        ----------------------
Advantus Series Fund,
 Inc.:

Growth Portfolio         Advantus Capital Management,
                         Inc.

Bond Portfolio           Advantus Capital Management,
                         Inc.

Money Market Portfolio   Advantus Capital Management,
                         Inc.

Asset Allocation         Advantus Capital Management,
 Portfolio               Inc.

Mortgage Securities      Advantus Capital Management,
 Portfolio               Inc.

Index 500 Portfolio      Advantus Capital Management,
                         Inc.

Capital Appreciation     Advantus Capital Management,  Credit Suisse Asset
 Portfolio               Inc.                          Management, LLC

International Stock      Advantus Capital Management,  Templeton Investment
 Portfolio               Inc.                          Counsel, LLC

Small Company Growth     Advantus Capital Management,  Credit Suisse Asset
 Portfolio               Inc.                          Management, LLC

Value Stock Portfolio    Advantus Capital Management,
                         Inc.

Small Company Value      Advantus Capital Management,  State Street Research &
 Portfolio               Inc.                          Management Company

Global Bond Portfolio    Advantus Capital Management,  Julius Baer Investment
                         Inc.                          Management Inc.

Index 400 Mid-Cap        Advantus Capital Management,
 Portfolio               Inc.

Macro-Cap Value          Advantus Capital Management,  J.P. Morgan Investment
 Portfolio               Inc.                          Management Inc.

Micro-Cap Growth         Advantus Capital Management,  Wall Street Associates
 Portfolio               Inc.

Real Estate Securities   Advantus Capital Management,
 Portfolio               Inc.

Franklin Templeton
 Variable Insurance
 Products Trust:

Templeton Developing     Templeton Asset Management
 Markets Securities      Ltd.
 Fund--Class 2 Shares

Templeton Global Asset   Templeton Investment
 Allocation Fund--Class  Council, LLC
 2 Shares

Franklin Small Cap       Franklin Advisers, Inc.
 Fund--Class 2 Shares

Fidelity Variable
 Insurance Products
 Funds:

Mid Cap Portfolio--      Fidelity Management &
 Service Class 2 Shares  Research

Contrafund Portfolio--   Fidelity Management &
 Service Class 2 Shares  Research

Equity-Income            Fidelity Management &
 Portfolio--Service      Research
 Class 2 Shares

Janus Aspen Series:

Capital Appreciation     Janus Capital
 Portfolio--Service
 Shares

International Growth     Janus Capital
 Portfolio--Service
 Shares

Credit Suisse Trust:

Global Post-Venture      Credit Suisse Asset
 Capital Portfolio       Management, LLC


Additions, Deletions or Substitutions
  We reserve the right to add, combine or remove any sub-accounts of the Variable Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Variable Life Account. The addition of any investment option will be made available to existing policy owners on such basis as may be determined by us.

  We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Life Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for Policies of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing policy values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

  We reserve the right to transfer assets of the Variable Life Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and of the SEC.

  We also reserve the right, when permitted by law, to de-register the Variable Life Account under the 1940 Act, to restrict or eliminate any voting rights of the policy owners, and to combine the Variable Life Account with one or more of our other separate accounts.

  Shares of the Portfolios of the Funds are also sold to other of our separate accounts, which are used to receive and invest premiums paid under our variable annuity contracts and variable life insurance policies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither we nor the Funds currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Funds' Boards of Directors intend to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto.


  Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example:

.. changes in state insurance laws
.. changes in federal income tax laws
.. changes in the investment management of any of the Portfolios of the Funds,
  or
.. differences in voting instructions between those given by policy owners and those given by contract owners.

Selection of Sub-Accounts
  You must make a choice as to how your net premiums are allocated among the various sub-accounts. In choosing, you should consider how willing you might be to accept investment risks and the manner in which your other assets are invested. The sub-accounts represent a broad range of investments available in the marketplace.

  The common stock sub-accounts differ depending on the types of stocks that make up the account. The focus of each account varies by the size of company, growth or value style, and U.S. versus international markets. Historically, for investments held over relatively long periods, the investment performance of common stocks has generally been superior to that of long-term or short-term debt securities, even though common stocks have been subject to more dramatic changes in value over short periods of time. Accordingly, the common stock sub-accounts may be more desirable options for policy owners who are willing to accept such short-term risks. These risks tend to be magnified in the sub-accounts investing in more aggressive stocks, smaller company stocks and international stocks. As an alternative to the actively managed sub-accounts, index sub-accounts are available which tend to match the risks and performance of those common stocks included in the underlying index.

  Some policy owners, who desire the greatest safety of principal may prefer the money market sub-account, recognizing that the level of short-term rates may change rather rapidly. Some policy owners may wish to rely on Advantus Capital's judgment for an appropriate asset mix by choosing the asset allocation sub-account.

The Guaranteed Principal Account
  The guaranteed principal account is a general account option. You may allocate net premiums and may transfer your actual cash value subject to Policy limitations to the guaranteed principal account which is part of our general account.

  Because of exemptive and exclusionary provisions, interests in our general account have not been registered under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Therefore, neither the guaranteed principal account nor any interest therein are subject to the provisions of these Acts, and we have been advised that the staff of the SEC does not review disclosures relating to the guaranteed principal account. Disclosures regarding the guaranteed principal account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.

  This prospectus describes a Variable Adjustable Life insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the sub-accounts of the Variable Life Account. For complete details regarding the guaranteed principal account, please see the Variable Adjustable Life Policy.

General Account Description Our general account consists of all assets owned by us other than those in the Variable Life Account and any other separate accounts which we may establish. The guaranteed principal account is that portion of our general assets which is attributable to this Policy and policies of this class, exclusive of policy loans. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of contracts of this class. Allocations to the guaranteed principal account become part of our general assets and are used to support insurance and annuity obligations. Subject to applicable law, we have sole discretion over the investment of assets of the general account. Policy owners do not share in the actual investment experience of the assets in the general account.

  You may allocate or transfer a portion or all of the net premiums to accumulate at a fixed rate of interest in the guaranteed principal account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers from the guaranteed principal account to the sub-accounts of the Variable Life Account are subject to certain limitations with respect to timing and amount.

General Account Value We bear the full investment risk for amounts allocated to the guaranteed principal account and guarantee that interest credited to each policy owner's actual cash value in the guaranteed principal account will not be less than an annual rate of 4 percent without regard to the actual investment experience of the general account.

  We may, at our sole discretion, credit a higher rate of interest, "excess interest," although we are not obligated to credit interest in excess of 4 percent per year, and may not do so. Any interest credited on the Policy's actual cash value in the guaranteed principal account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

  Even if excess interest is credited to your actual cash value in the guaranteed principal account, we will not credit excess interest to that portion of the policy value which is in the loan account in the general account. However, such loan account will be credited interest at a rate which is not less than the policy loan interest rate minus 2 percent per annum.

                  Detailed Information about the
                         Variable Adjustable Life Insurance Policy
Adjustable Life Insurance

  This Policy is similar to our conventional life insurance product known as "adjustable life". This Policy, like conventional adjustable life insurance, permits you to determine the amount of life insurance protection you need and the amount of money you can afford to pay. Based on your selection of any two of the three components of a Policy--face amount, premium and plan--we will then calculate the third. Thus, adjustable life allows you the flexibility to custom-design a Policy to meet your needs. Theoretically, each Policy can be unique because of the different combinations of age, amount of life insurance protection and premium. In addition, adjustable life is designed to adapt to your changing needs and objectives by allowing you to change your Policy after issue. You may adjust the face amount and premium level, and thus the plan of insurance, subject to the limitations described herein, so long as the Policy remains in force.

Flexibility at Issue Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or face amount that you wish. This flexibility results in a broad range of plans of insurance. Generally speaking, a plan of insurance refers to the level of cash value accumulation assumed in the design of the Policy and, for whole life plans, the period during which you will have to pay premiums.

  Whole life insurance plans provide life insurance in an amount at least equal to the initial face amount at the death of the insured whenever that occurs. Premiums may be payable for a specified number of years or for the life of the insured. Whole life insurance plans assume an eventual tabular cash value accumulation, at or before the insured's age 100, equal to the net single premium required for that face amount of insurance. The tabular cash value is described on page 15 and is shown in your Policy. The net single premium for a whole life insurance plan is the amount of money that is necessary, at the insured's attained age, to pay for all future guaranteed cost of insurance charges for the entire lifetime of the insured without the payment of additional premium. This determination assumes that the current face amount of the Policy will be constant and that the Policy will perform at its assumed rate of return.

  Protection insurance plans provide life insurance in an amount at least equal to the initial face amount for a specified period. After the initial protection period, there is insurance coverage in a reduced amount on the life of the insured. Protection plans of insurance assume the exhaustion of the tabular cash value at the end of the initial protection period, except for the cash value associated with the reduced amount of insurance coverage at the end of the initial protection period.

  The larger the premium you pay, the larger the policy values you may expect to be available for investment in the Fund Portfolios, and, for whole life plans of insurance, the shorter the period of time during which you will have to pay premiums. Under the Policy, the highest premium amount permitted at the time of issue, or the maximum plan of insurance, for a specific face amount is one which will provide a fully paid-up Policy after the payment of ten annual premium payments. A Policy becomes paid-up when its policy value is such that no further premiums are required to provide the face amount of insurance until the death of the insured, provided there is no policy indebtedness.

  Whole life plans may become paid-up upon the payment of a designated number of annual premiums or at a designated age of the insured. If you select a premium level for a specific face amount which would cause the Policy to become paid-up at other than a policy anniversary, you will be required to pay scheduled premiums until the policy anniversary immediately following the date the Policy is scheduled to become paid-up.
The Policy will be issued with a scheduled increase in face amount to reflect the fact that the scheduled premiums were in excess of the premiums required to have a paid-up Policy for the initial face amount of coverage.

  If you select a premium amount which is less than the premium required for a whole life plan of insurance or, in other words, if you select a protection plan of insurance, premiums will be payable for the life of the insured or to age 100, but the guaranteed face amount of insurance provided by the Policy will not be level during the life of the insured. The initial face amount will be in effect until the Policy's tabular cash value, i.e., the cash value which is assumed in designing the Policy and which would be guaranteed in a conventional fixed-benefit policy, is exhausted. At that time a lower amount of insurance will become effective. This is called the scheduled reduction in face amount. The reduced face amount is calculated on the basis of the continued payment of the scheduled premiums and a whole life plan of insurance. The result is that the Policy, on issue, will have an initial guaranteed death benefit extending to a stated date; after that date, a lower death benefit is guaranteed for the life of the insured.

  At the time of the scheduled reduction in face amount, we will adjust your Policy as described in the policy adjustment section of this prospectus. If the policy value (the actual cash value plus the amount of any loan) is greater than the tabular cash value, the adjustment will result in either a smaller reduction in the face amount or a scheduled reduction in face amount occurring at a later date.

  For example, if a standard risk VAL '95 Policy were issued with a face amount of $100,000 and an annual premium of $926, the plan of insurance for a male non-smoker insured age 45 at issue would be full coverage until age 65, at which time the face amount would be reduced to $14,701 guaranteed for the whole of life. If we assume a hypothetical net annual investment return of 6 percent, the Cash Option death benefit, current mortality charges, no loans, and no policy adjustments, the policy value of the Policy at age 65 would be $14,613. Based on this policy value, a whole life plan, and the continued payment of the $926 premium, the face amount would be reduced to $39,983 guaranteed thereafter for the whole of life.

  The table below shows the policy values and death benefits for the Policy described in the above example, if the scheduled reduction is allowed to occur, which is twenty years after issue.

                              Scheduled Reduction

                                                                               Guaranteed
                                             Policy            Death            Minimum
                                              Value           Benefit            Death
Policy      Attained         Annual          End of          Beginning         Benefit at
 Year         Age            Premium          Year            of Year            Issue
------      --------         -------         ------          ---------         ----------
   5           50             $926           $ 2,038         $100,000           $100,000
  10           55              926             5,662          100,000            100,000
  15           60              926            10,059          100,000            100,000
  20           65              926            14,613          100,000            100,000
  21           66              926            16,116           39,983             14,701
  22           67              926            17,709           39,983             14,701
  23           68              926            19,402           39,983             14,701
  24           69              926            21,203           39,983             14,701
  25           70              926            23,124           39,983             14,701

  Alternately, for the VAL '95 Policy above we will make a policy adjustment effective the same date as the scheduled reduction to maintain the $100,000 face amount and the $926 premium. The new guaranteed plan of insurance would be full coverage until age 73, at which time the face amount would be reduced to not less than $11,871, again with the face amount guaranteed for the whole of life.

  The following table shows the policy values and death benefits when a policy adjustment to maintain the initial face amount is automatically done after twenty years.

                               Policy Adjustment

                                                                               Guaranteed
                                             Policy            Death            Minimum
                                              Value           Benefit            Death
Policy      Attained         Annual          End of          Beginning          Benefit
 Year         Age            Premium          Year            of Year          Adjustment
------      --------         -------         ------          ---------         ----------
   5           50             $926           $ 2,038         $100,000           $100,000
  10           55              926             5,662          100,000            100,000
  15           60              926            10,059          100,000            100,000
  20           65              926            14,613          100,000            100,000
  21           66              926            15,501          100,000            100,000
  22           67              926            16,372          100,000            100,000
  23           68              926            17,222          100,000            100,000
  24           69              926            18,041          100,000            100,000
  25           70              926            18,819          100,000            100,000

  The lowest annual base premium allowed for any plan of insurance is $300. Subject to this limitation, the lowest premium you may choose for any specific amount of life insurance protection is a premium which will provide a level death benefit for a period which shall be the longer of ten years from the policy issue date or five years from the date of a policy adjustment. If the insured's age at original issue is over age 55, the minimum plan of protection will be less than ten years, as described in the table below:

                                                                  Minimum Plan
 Issue Age                                                         (in years)
 ---------                                                        ------------
     56                                                                9
     57                                                                8
     58                                                                7
     59                                                                6
60 or greater                                                          5

  This is the minimum plan of insurance for any given face amount. The minimum initial face amount on a Policy is $50,000.

Policy Adjustments
  Adjustable life insurance policies allow you to change the premium, face amount or the plan of insurance of the Policy after it is issued. Subject to the limitations described more fully below, you can at any time change the face amount of your Policy or your scheduled premium. A change in scheduled premium or face amount will usually result in a change in the plan of insurance. Depending upon the change you request, the premium paying period may be lengthened or shortened for whole life plans or the plan may be converted from a whole life plan to a protection type plan which provides for a scheduled reduction in face amount at a future date. For Policies having a protection type plan, a change in face amount or premium may convert the Policy to a whole life plan by eliminating the scheduled decrease in face amount or it may change the time at which the decrease is scheduled to occur.

  Changes in premium, face amount or the plan of insurance are referred to as policy adjustments. They may be made singly or in combination with one another.

  There are also four other types of policy adjustments:

(1) a partial surrender of a Policy's cash value;
(2) an adjustment so that there are no further scheduled base premiums;
(3) an automatic adjustment at the point when the face amount is scheduled to decrease; and
(4) an automatic adjustment made under VAL '95 at the policy anniversary nearest the insured's age 70.

  When a Policy is adjusted, we compute a new plan of insurance, face amount or premium amount, if any. Certain adjustments may cause a Policy to become a modified endowment contract. See "Federal Tax Status" for a description of the federal tax treatment of modified endowment contracts.

  In computing either a new face amount or new plan of insurance as a result of an adjustment, we will make the calculation on the basis of the higher of the Policy's "policy value" or its "tabular cash value" at the time of the change. The "policy value" is the actual cash value of the Policy plus the amount of any policy loan, while the "tabular cash value" is what the actual cash value of the Policy would have been if all scheduled premiums were paid annually on the premium due date, there were no policy adjustments or policy loans, any percentage increase in the actual cash value matched the Policy's assumed rate of return, the net investment experience of the sub-accounts selected by the owner or the interest credited to the guaranteed principal account matched the policy's assumed rate of return, the maximum cost of insurance charges were deducted once at the end of the policy year and other charges provided for in the Policy were deducted. See, for a further description of these values, the section "Policy Values" in this prospectus on page 24. If the policy value is higher than the tabular cash value, a policy adjustment will translate the excess value into enhanced insurance coverage, as either a higher face amount or an improved plan of insurance. If the policy value is less than the tabular cash value, use of the tabular cash value ensures that the Policy's guarantee of a minimum death benefit is not impaired by the adjustment.


  Any adjustment will result in a redetermination of a Policy's tabular cash value. After adjustment, the tabular cash value shall be equal to the greater of the policy value or the tabular cash value prior to that adjustment, plus any nonrepeating premium paid at the time of the adjustment and minus the amount of any partial surrender made at the time of the adjustment.

  On adjustment, you may request a new Policy face amount. In the absence of instructions to the contrary, we will calculate the face amount after adjustment depending on the Policy's death benefit option, the type of adjustment, and whether the Policy is a VAL '95 or a VAL '87. With both VAL '87 and VAL '95, if the Policy has the Cash Option death benefit the new face amount will be equal to the face amount of the Policy less the amount of any partial surrender made as part of the adjustment. With a VAL '87 Policy with the Protection Option death benefit and with the Amended VAL '95 Protection Option after age 70, the face amount after adjustment shall be equal to the death benefit provided by the Policy immediately prior to the adjustment less the amount of any partial surrender made as part of the adjustment. With a VAL '95 Policy with the Protection Option death benefit before age 70, the face amount after adjustment will be equal to the face amount of the Policy immediately prior to the adjustment.

  To illustrate the operation of an adjustment, consider a standard risk VAL '95 Policy issued with a face amount of $100,000 and an annual premium of $926 to a male non-smoker insured age 45. If we assume a hypothetical net annual investment return of 6 percent, the Protection Option death benefit, current mortality charges, no loans, and no policy adjustments, the policy value of the Policy at age 50 would be $2,023 and the Policy's tabular cash value would be $1,680. Assume the owner requests a policy adjustment to increase the scheduled premium to $1,500, but does not specify the face amount. As described above, we compare the policy value less the charge on adjustment to the tabular cash value to determine the policy value to be used in the plan of insurance calculation. In this example, the policy value (less the charge on adjustment) is greater than the tabular cash value, so the policy value is used. The tabular cash value is then set equal to the policy value. The policy adjustment would therefore result in a face amount of $100,000, a scheduled premium of $1,500, and a plan of insurance of full coverage until age 74, at which time the face amount would be scheduled to reduce to $14,712.
  The table below shows the tabular cash values, policy values and death benefits for the first ten years of the example described.

                              End of Year
Policy   Attained   Annual      Tabular     End of Year    Beginning of Year
 Year      Age      Premium   Cash Value    Policy Value     Death Benefit
------   --------   -------   -----------   ------------   -----------------
   1        46      $  926      $    0         $   11          $100,000
   2        47         926         437            468           100,011
   3        48         926         865            929           100,468
   4        49         926       1,280          1,448           100,929
   5        50         926       1,680          2,023           101,448
   6        51       1,500       2,789          2,849           102,023
   7        52       1,500       3,712          3,930           102,849
   8        53       1,500       4,627          5,117           103,930
   9        54       1,500       5,531          6,402           105,117
  10        55       1,500       6,415          7,778           106,402

  Adjustments can be made on any monthly anniversary of the policy date; only one adjustment may be made each month. You may request a policy adjustment by completing an application for adjustment. Adjustments will not apply to any additional benefit agreements which are attached to your Policy. Any adjustment will be effective on the date that it is approved by us and recorded at our home office.

  All of these changes may be accomplished under a single Policy. There is no need to surrender the Policy or purchase a new one simply because of a change in your insurance needs. Whenever adjustments are made, new policy information pages will be provided. These pages state the new face amount, scheduled premium, plan of insurance, attained age and tabular cash value.

Restrictions on Adjustments An adjustment must satisfy certain limitations on premiums, face amount and plan. Other limitations on adjustments and combinations of adjustments may also apply. The current limits on adjustments are those described here. We reserve the right to change these limitations from time to time.
(1) Any adjustment for a change of premium must result in a change of the annual premium of at least $100. Currently, we will waive this limitation for changes in premium which are the result of a face amount change under the Cost of Living or Policy Enhancement Agreements.
(2) Any Policy adjustment, other than a change to a stop premium, must result in a Policy with an annual base premium of at least $300.
(3) Any adjustment for a change of the face amount must result in a change of the face amount of at least $5,000, except for face amount changes which are the result of a Cost of Living or Policy Enhancement Agreement change, a partial surrender under the Policy or face amount changes which are required to satisfy limitations pertaining to plans of insurance.
(4) After age 85, increases in face amount requiring evidence of insurability may not be allowed.
(5) An adjustment may not result in more than a paid-up whole life plan for the then current face amount.
(6) Any adjustment involving an increase in premium may not result in a whole life plan of insurance requiring the payment of premiums for less than ten years or to age 100, if less.
(7) After an adjustment involving a face amount increase requiring evidence of insurability or a premium increase, the Policy must provide a level face amount to the next policy anniversary after the later of: (a) five years from the date of adjustment; or (b) ten years from the date of issue. If the insured's age at original issue is over age 55, the minimum plan of protection will be less than ten years, as described on page 15.
(8) After certain adjustments (an automatic adjustment under VAL '95 at the insured's age 70, an automatic adjustment at the point when the face amount is scheduled to decrease, or an adjustment to stop premium), the Policy must have sufficient actual cash value to keep the Policy in force until the next policy anniversary.
(9) After an adjustment other than those described in paragraphs (7) and (8) above, the Policy must provide a level face amount to the next policy anniversary after the later of: (a) two years from the date of adjustment; or (b) ten years from the date of issue. If the insured's age at original issue is over age 55, the minimum plan of protection will be less than ten years, as described on page 15.
(10) If you are disabled and receiving, or are entitled to receive, waiver of premium benefits under a Waiver of Premium Agreement attached to this Policy, no adjustments will be permitted, except as provided in the Waiver of Premium Agreement.

Example As an example of the operation of the plan limitation on policy adjustment, assume a minimum plan VAL '95 Policy issued to a standard non-smoker risk male at age 40 with a level face amount of $100,000 for a period of ten years (until age 50) on a protection type plan for an annual premium of $428. Assume also that the Policy has a policy value equal at all times to its tabular cash value. If at the end of five years (at age 45) the policy owner wished to decrease the premium so as to reduce the period before a scheduled reduction in face amount took place from age 50 to age 49, the adjustment would not be allowed because a face amount decrease at age 49 would be only nine years from the date of issue (see limitation 9). On the other hand, if the owner wished to postpone a scheduled reduction in face amount until age 65 by increasing the premium of the Policy to $835 for the same initial face amount, the adjustment would be permitted because the face amount decrease would occur 25 years from the original issue date and 20 years from the date of adjustment, both periods of time which are within the policy adjustment limitations on plans of insurance.

  The plan limitations apply for each type of adjustment. Consider a situation similar to the one above except that the Policy has an initial face amount of $200,000. In that case the annual premium for a minimum plan of ten years (before the scheduled reduction in face amount) would be $800. If the policy owner wished to make a partial surrender of $500 at the end of five years, the surrender would not be permitted without either an increase in premium or a further reduction in face amount, since the annual premium of $800 would support the adjusted face amount of $199,500 for only two more years from the point of adjustment. This resulting plan would be less than the minimum plan of ten years from issue. If the owner elected to increase the premium in order to maintain the new face amount of $199,500, the new premium would have to be sufficient to continue the new face amount for an additional five years which is ten years from the date of issue.

  Similarly, if the owner requested a reduction in face amount below $199,500 in order to satisfy the limitations pertaining to plans of insurance, the new face amount would have to continue for an additional five years, which is ten years from the date of issue. As indicated, a face amount change made for the purpose of bringing an adjustment into compliance with the plan limitation will not be subject to the usual minimum face amount change requirement of $5,000. A partial surrender may often require a reduction in face amount by more than the amount of the surrender in order to satisfy plan limitations.

Proof of Insurability We require proof of insurability for all adjustments resulting in an increase in face amount, except for increases made pursuant to an additional benefit agreement. In addition, except for partial surrenders to pay sub-standard risk premiums, we require proof of insurability for partial surrenders where, at the request of the policy owner, no reduction is made in the Policy's death benefit. Decreases in face amount or premium and increases in premium not resulting in any increase in death benefit do not require evidence of insurability. With VAL '87, the payment of a nonrepeating premium will require evidence of insurability when the Protection Option death benefit option is in effect or if the Policy is paid-up at the time of payment. With VAL '95, we may require evidence of insurability when a nonrepeating premium is paid if the death benefit of your Policy increases as a result of the payment of a nonrepeating premium.

Charges in Connection with Policy Adjustments In connection with a policy adjustment, we will make a special $25 charge to cover the administrative costs associated with processing the adjustment. If, however, the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $25 or 2 percent of the amount surrendered. In addition, because of the underwriting and selling expenses anticipated for any change resulting in an increase in premium, we will assess a new first year sales load on any increase in premium on adjustment. We will also assess an underwriting charge on any increase in face amount requiring evidence of insurability. See, for a further description of these charges, the section "Policy Charges" in this prospectus on page 30. Limiting the first year sales load and underwriting charge to the increased premium or face amount is in substance the equivalent of issuing a new Policy for the increase.

  The chart below illustrates the effects of certain policy adjustments:

   ADJUSTMENT                          EFFECT


  Decrease the current face amount and keep   a scheduled decrease in the current
  the premiums the same                       face amount, if any, will take place at
                                              a later policy anniversary
                      OR                                   OR
  Keep the current face amount and increase   a scheduled decrease in the face
  the premiums                                amount will be eliminated
                                                           OR
                                              the premium paying period will be
                                              shortened

--------------------------------------------------------------------------------

  Increase the current face amount and keep   a scheduled decrease in the current
  the premiums the same                       face amount, if any, will take place at
                                              an earlier policy anniversary
                      OR                                   OR
  Keep the current face amount and decrease   a scheduled decrease in the face
  the premiums                                amount will occur
                      OR                                   OR
  Make a partial surrender and keep the       the premium paying period will be
  premiums and face amount the same           lengthened

--------------------------------------------------------------------------------

  Stop base premium and keep the face         a scheduled decrease in the current
  amount the same                             face amount, if any, will take place at
                                              an earlier policy anniversary and no
                                              insurance will be provided after the
                                              decrease
                                                           OR
                                              a scheduled decrease in the face
                                              amount will occur. However, you must
                                              continue to pay the charge for a sub-
                                              standard risk, or your Policy will lapse



Applications and Policy Issue

  Persons wishing to purchase a Policy must send a completed application to us at our home office. The minimum face amount we will issue on a Policy is $50,000 and we require an annual base premium on each Policy of at least $300. The minimum plan of insurance at policy issue is a protection plan which has a level death benefit for a period of ten years. If the insured's age at original issue is over age 55, the minimum plan of protection will be less than ten years from the Policy date, as described on page 15. The Policy must be issued on an insured no more than age 85. Before issuing any Policy, we require evidence of insurability satisfactory to us, which in some cases will require a medical examination. Persons who present a lower mortality risk are offered the most favorable premium rates, while a higher premium is charged to persons with a greater mortality risk. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject an application for any reason.


  If we accept an application, accompanied by a check for all or at least one-twelfth of the annual premium, the policy date will be the issue date, which is the date the decision to accept the application and issue the Policy is made. The policy date will be used to determine subsequent policy anniversaries and premium due dates.

  If we accept an application not accompanied by a check for the initial premium, a Policy will be issued with a policy date which is 25 days after the issue date. We have determined 25 days to be the normal time during which delivery of the Policy is expected to occur. We or our agent must receive the initial premium within 60 days after the issue date. No life insurance coverage is provided until the initial premium is paid. If the initial premium is paid after the policy date (and the policy date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. Therefore, in such circumstance you should consider requesting a current policy date, i.e., the date on which our home office receives the premium. You will be sent updated policy pages to reflect the change in policy date. This request should be made at or prior to the time you pay the initial premium.


  In certain circumstances it may be to your advantage to have the policy date be the same as the issue date in order to preserve an issue age on which premium rates are based. In that case, all premiums due between the issue date and the date of delivery of the Policy must be paid on delivery.

  When the Policy is issued, the face amount, premium, tabular cash values and a listing of any supplemental agreements are stated on the policy information pages of the policy form, page 1.

Policy Premiums
  The Policies have a level premium throughout the life of the insured or until the Policy becomes paid-up. We guarantee that we will not increase the amount of premiums for a Policy in force. Subject to the limitations discussed under the heading "Restrictions on Adjustments" in this prospectus on page 16, you may choose to adjust the Policy at any time and alter the amount of future premiums.

  The premium required for a Policy will depend on the Policy's initial face amount, the plan of insurance, the insured's age at issue, sex, risk classification, tobacco use and the additional benefits associated with the Policy.

  The first premium is due as of the policy date and must be paid on or before the date your Policy is delivered. Between the date we receive an initial premium for the Policy, either a full first premium or a partial premium, and the date insurance coverage commences under the Policy, the life of the insured may be covered under the terms of a temporary insurance agreement. All scheduled premiums after the first premium are payable on or before the date they are due and must be mailed to us at our home office. In some cases, you may elect to have premiums paid under our automatic payment plan through pre-authorized transfers from a bank checking account or such other account as your bank approves.


  Scheduled premiums on the Policy are payable during the insured's lifetime on an annual, semi-annual or quarterly basis on the due dates set forth in the Policy. You may also pay scheduled premiums monthly if you make arrangements for payments through an automatic payment plan established through your bank or if you meet the requirements to establish a payroll deduction plan through your employer. A scheduled premium may be paid no earlier than twenty days prior to the date that it is due. For premiums paid after the due date, see the paragraph following the heading "Lapse" in this section of the prospectus.

  With VAL '87, charges for additional benefits are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and nonrepeating premiums, to calculate net premiums. With VAL '95, charges for additional benefits and for sub-standard risks are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and nonrepeating premiums to calculate net premiums.

  Net premiums are allocated to the guaranteed principal account or sub-accounts of the Variable Life Account which, in turn, invest in Fund shares.

  In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. (See the description of modified endowment contracts under the heading "Federal Tax Status" on page 36.) To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.


  You make your selection on your application for the Policy. You may change your allocation instructions for future premiums by giving us a signed written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m. Central time, our regular business hours. You may also contact us through our Internet Online Service Center. The allocation to the guaranteed principal account or to any sub-account of the Variable Life Account must in multiples of 5 percent of the net premium. We reserve the right to delay the allocation of net premiums to named sub-accounts for a period of up to 30 days after Policy issue or an adjustment. In no event will any delay extend beyond the free look period applied to the Policy in the state in which it is issued. If we exercise this right, net premiums will be allocated to the Money Market sub-account until the end of that period. This right, which has not been implemented to date, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce market risk during the free look period.


  We reserve the right to restrict the allocation of premiums to the guaranteed principal account. If we do so, no more than 50 percent of the net premium may be allocated to the guaranteed principal account. Currently, we do not exercise such a restriction, and this restriction is not applicable when you are allocating all of your premiums to the guaranteed principal account as a conversion privilege.


  Nonrepeating Premiums The Policy also allows a policy owner to pay a premium called a nonrepeating premium. This payment of premium is in addition to the scheduled premium payments called for by the terms of the Policy. While the payment of a nonrepeating premium does not cause an adjustment to the Policy, any such payment will be reflected in the tabular cash value of the Policy at issue or upon any later adjustment. The payment of a nonrepeating premium will increase the policy values you have available for investment in the Fund. With VAL '95, we may impose additional restrictions or refuse to permit nonrepeating premiums in our discretion.

   The maximum nonrepeating premium we will accept is the amount sufficient to change your Policy to a paid-up whole life policy for the then current face amount. The minimum nonrepeating premium is $500.

  We will bill annually, semi-annually or quarterly for nonrepeating premiums if a Policy has a base annual premium of at least $2,400 and if the total amount billed for nonrepeating premiums is at least $600. You may also arrange for monthly payments through an automatic payment plan established through your bank; in this situation, your base annual premium must be at least $2,400 and each nonrepeating premium must be at least $50.

  The payment of a nonrepeating premium may have federal income tax consequences. See the heading "Federal Tax Status" in this prospectus on page 36.

Paid-Up Policies A Policy is paid-up when no additional premiums are required to provide the face amount of insurance for the life of the insured. We may or may not accept additional premiums. When a Policy becomes paid-up, the policy value will then equal or exceed the net single premium needed to purchase an amount of insurance equal to the face amount of the Policy at the insured's then attained age. However, its actual cash value will continue to vary daily to reflect the investment experience of the Variable Life Account and any interest credited as a result of a policy loan. Once a Policy becomes paid-up, it will always retain its paid-up status regardless of any subsequent decrease in its policy value. However, on a paid-up Policy with indebtedness, where the actual cash value decreases to zero, a loan repayment may be required to keep the Policy in force. See the discussion in this prospectus under the heading "Policy Loans," below.

  We will make a determination on each policy anniversary as to whether a Policy is paid-up. When a Policy becomes paid-up, we will send you a notice.

Lapse Your Policy may lapse in one of two ways: (1) if a scheduled premium is not paid; or (2) if there is no actual cash value when there is a policy loan.

  As a scheduled premium policy, your Policy will lapse if a premium is not paid on or before the date it is due or within the 31-day grace period provided by the Policy. You may pay that premium during the 31-day period immediately following the premium due date. Your premium payment, however, must be received in our home office within the 31-day grace period. The insured's life will continue to be insured during this 31-day period.

  With VAL '95, if a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable notwithstanding the adjustment to a stop premium mode. As with any scheduled premium, failure to pay the premium for the sub-standard risk within the grace period provided will cause the Policy to lapse.

  If scheduled premiums are paid on or before the dates they are due or within the grace period, absent any policy loans, the Policy will remain in force even if the investment results of the sub-accounts have been so unfavorable that the actual cash value has decreased to zero. However, should the actual cash value decrease to zero while there is an outstanding policy loan the Policy will lapse, even if the Policy was paid-up and all scheduled premiums had been paid.

  If the Policy lapses because not all scheduled premiums have been paid or if a Policy with a policy loan has no actual cash value, we will send you a notice of default that will indicate the payment required to keep the Policy in force on a premium paying basis. If the payment is not received within 31 days after the date of mailing the notice of default, the Policy will terminate or the nonforfeiture benefits will apply. For more information on lapse, see "Avoiding Lapse" below.

  If at the time of any lapse a Policy has a surrender value, that is, an amount remaining after subtracting from the actual cash value all unpaid policy charges, we will use it to purchase extended term insurance. The extended term benefit is a fixed life insurance benefit calculated on the 1980 Commissioners Standard Ordinary Mortality Tables with 4 percent interest. As an alternative to the extended term insurance, you may have the surrender value paid to you in a single sum payment, thereby terminating the Policy. Unless you request a single sum payment of your surrender value within 62 days of the date of the first unpaid premium, we will apply it to purchase extended term insurance on the insured's life.

  We determine the duration of the extended term benefit by applying the surrender value of your Policy as of the end of the grace period as a net single premium to buy fixed benefit term insurance. The extended term benefit is not provided through the Variable Life Account and the death benefit will not vary during the extended term insurance period. The amount of this insurance will be equal to the face amount of your Policy, less the amount of any policy loans at the date of lapse. During the extended term period a Policy has a surrender value equal to the reserve for the insurance coverage for the remaining extended term period. At the end of the extended term period all insurance provided by your Policy will terminate and the Policy will have no further value.

  You may arrange for automatic premium loans to keep the Policy in force in the event that a scheduled premium payment is not made. For more information on this option, please see the heading "Policy Loans" in this prospectus on page 27.

Reinstatement At any time within three years from the date of lapse you may ask us to restore your Policy to a premium paying status unless the Policy terminated because the surrender value has been paid, or the period of extended term insurance has expired. We will require:

(1) your written request to reinstate the Policy;
(2) that you submit to us at our home office during the insured's lifetime evidence satisfactory to us of the insured's insurability so that we may have time to act on the evidence during the insured's lifetime; and
(3) at our option a premium payment which is equal to all overdue premiums with interest at a rate not to exceed 6 percent per annum compounded annually and any policy loan in effect at the end of the grace period following the date of default with interest at a rate not exceeding 8 percent per annum compounded annually. At the present time we do not require the payment of all overdue premiums, or the payment of interest on reinstated loans.

Avoiding Lapse If your Policy has sufficient loan value, you can avoid a lapse due to the failure to pay a scheduled premium by arranging for an automatic premium loan. The effect of a policy loan on policy values and the restrictions applicable thereto are described under the caption "Policy Loans" on page 27 of this prospectus. An automatic premium loan is particularly advantageous for a policy owner who contemplates early repayment of the amount loaned, since it permits the policy owner to restore policy values without additional sales and underwriting charges. Automatic premium loans for the long term are generally not advantageous.

  You may also avoid a lapse by adjusting your Policy to a zero base premium. We call this the stop premium mode. We will use the greater of your policy value or tabular cash value to determine a new plan of insurance based on the greater of the then current face amount or death benefit of the Policy and the assumption that no further premiums will be paid. The new plan may be a term or protection plan, but unlike other term plans there will be no reduced face amount of coverage at the end of the protection period, because no further premiums will be payable. If at that time the Policy has a surrender value, we will use it to purchase extended term coverage or we will pay it to you in a single sum thereby terminating the Policy.

  The insurance coverage resulting from an adjustment to a stop premium mode is similar to the coverage available under the extended term option. Under both, the coverage is available only for a limited period of time. There are, however, fundamental differences between the two. Extended term coverage is a fixed benefit with fixed cash values providing a longer guaranteed period of coverage than the same amount applied as a stop premium. The stop premium mode provides variable insurance with an actual cash value and, under the Protection Option, a death benefit that will vary with the actual cash value. Because the actual cash value continues to exist, we will continue to assess policy charges against the actual cash value while the Policy is on stop premium. Moreover with VAL '95, if a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable.

  There are also other differences which should be considered. In general, if you contemplate resuming premium payments at a future date, the stop premium mode may be more desirable in that you may resume premium payments at any time without evidence of insurability. The reinstatement option available during the extended term period requires proof of insurability and must be exercised within three years following the date of lapse.

  If you do not contemplate resuming premium payments, your choice between permitting your Policy to lapse and adjusting it to a stop premium mode should depend on, first, whether the surrender value of your Policy at that time exceeds its tabular cash value and, second, whether you expect your Policy's policy value to exceed its tabular cash value in the future. If at the time of possible lapse your Policy's surrender value is less than its tabular cash value, you should consider adjusting to a stop premium mode because the period of insurance coverage will be based on the higher tabular cash value while the period of extended term coverage upon lapse would be computed on the basis of the lower surrender value. If the two values are the same, the period of guaranteed coverage under the extended term option will be longer than under the stop premium mode. Thus, you should be sure that the benefit of using the higher tabular cash value is not offset by the shorter period of guaranteed insurance coverage usually resulting from the stop premium mode.

  On the other hand, if the surrender value of your Policy exceeds its tabular cash value, you should evaluate the benefit of a guaranteed longer period of insurance coverage under the extended term option against the possibility of longer coverage under the stop premium mode. With the stop premium mode there may be an available policy value at the end of the plan which could be used to continue the face amount of the Policy to a later time than provided under the extended term option. In considering this possibility, you should keep in mind that a Policy with the Cash Option death benefit is more likely to have a higher policy value than a comparable Policy with the Protection Option death benefit.

Policy Values
  The Policy has an actual cash value which varies with the investment experience of the guaranteed principal account and the sub-accounts of the Variable Life Account.

  The actual cash value equals the Policy's interest in the guaranteed principal account and the sub-accounts of the Variable Life Account is known as its actual cash value. It is determined separately for your guaranteed principal account actual cash value and for your separate account actual cash value. The separate account actual cash value will include all sub-accounts of the Variable Life Account.

  Unlike a traditional fixed benefit life insurance policy, a Policy's actual cash value cannot be determined in advance, even if scheduled premiums are made when required, because the separate account actual cash value varies daily with the investment performance of the sub-accounts. Even if you continue to pay scheduled premiums when due, the separate account actual cash value of a Policy could decline to zero because of unfavorable investment experience and the assessment of charges. Upon request, we will tell you the actual cash value of your Policy. We will also send you a report each year on the policy anniversary advising you of your Policy's actual cash values, the face amount and the death benefit as of the date of the report. It will also summarize Policy transactions during the year. The information will be current as of a date within two months of its mailing.


  The guaranteed principal account actual cash value is the sum of all net premium payments allocated to the guaranteed principal account. This amount will be increased by any interest, dividends, loan repayments, policy loan interest credits and transfers into the guaranteed principal account. This amount will be reduced by any policy loans, unpaid policy loan interest, partial surrenders, transfers into the sub-accounts of the Variable Life Account and charges assessed against your guaranteed principal account actual cash value. We will credit interest on the guaranteed principal account actual cash value of your Policy. Interest is credited daily at a rate of not less than 4 percent per year, compounded annually. We guarantee this minimum rate for the life of the Policy without regard to the actual experience of the general account. As conditions permit, we will credit additional amounts of interest to the guaranteed principal account actual cash value. Your guaranteed principal account actual cash value is guaranteed by us. It cannot be reduced by any investment experience of the general account.

  We determine each portion of a Policy's separate account actual cash value separately. The separate account actual cash value is not guaranteed. We determine the separate account actual cash value by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. A unit is a measure of your Policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive your premium at our home office.

  Once determined, the number of units credited to your Policy will not be affected by changes in the unit value. However, the number will be increased by the allocation of subsequent net premiums, nonrepeating premiums, dividends, loan repayments, loan interest credits and transfers to that sub-account. The number of units will be decreased by policy charges to the sub-account, policy loans and loan interest, transfers from that sub-account and partial surrenders from that sub-account. The number of units will decrease to zero on a policy surrender, the purchase of extended term insurance or termination.

  The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

  The net investment factor for a valuation period is: the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this Policy which is assessed at an annual rate of .50 percent against the average daily net assets of each sub-account of the Variable Life Account. The gross investment rate is equal to:

(1) the net asset value per share of a Fund share held in the sub-account of the Variable Life Account determined at the end of the current valuation period; plus
(2) the per share amount of any dividend or capital gain distributions by the Funds if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
(3) the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding valuation period.

  We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

(1) days on which changes in the value of the Funds' portfolio securities will not materially affect the current net asset value of the Funds' shares,
(2) days during which no Funds' shares are tendered for redemption and no order to purchase or sell the Funds' shares is received by the Funds, and
(3) customary national business holidays on which the New York Stock Exchange is closed for trading.

  Although the actual cash value for each Policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations on the date of the insured's death and on a policy adjustment, surrender, and lapse. When the policy value is determined, we will assess and update to the date of the transaction those charges made against your actual cash value, namely the administration charge of $60 per year and the cost of insurance charge (and, for VAL '87 any charge for sub-standard risks). Increases or decreases in policy values will not be uniform for all Policies but will be affected by policy transaction activity, cost of insurance charges, (charges for sub-standard risks for VAL '87) and the existence of policy loans.

  To illustrate the operation of the Policy under various assumptions, we have prepared several tables, along with additional explanatory text, that may be of assistance. For these tables, please see Appendix A, "Illustrations of Policy Values, Death Benefits and Premiums," found on page A-1 of this prospectus. For additional information about the Policy's cash value, please see Appendix B, "Understanding How Premium Becomes Cash Value," found on page B-1 of this prospectus.

Transfers The Policy allows for transfers of the actual cash value between the guaranteed principal account and the Variable Life Account or among the sub-accounts of the Variable Life Account. You may request a transfer at any time while the Policy remains in force or you may arrange in advance for systematic transfers; systematic transfers are transfers of specified dollar or unit value amounts to be made periodically among the sub-accounts and the guaranteed principal account, subject to a maximum of 20 accounts. One type of systematic transfer is known as an automatic portfolio rebalancing ("APR"). Following your written instructions as to the percentage of your actual cash value you wish to have in each of your sub-accounts, we will transfer amounts to and from those sub-accounts to achieve the percentages you desire.


  The amount to be transferred to or from a sub-account or the guaranteed principal account must be at least $250. If the actual cash value is less than $250, the entire actual cash value attributable to that sub-account or the guaranteed principal account must be transferred. If a transfer would reduce the actual cash value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account actual cash value in the amount transferred. We will make the transfer on the basis of sub-account unit values as of the end of the valuation period during which your written or telephone request is received at our home office. A transfer is subject to a transaction charge, not to exceed $10, for each transfer of actual cash value among the sub-accounts and the guaranteed principal account. Currently, there is a charge only for non-systematic transfers in excess of 12 per year. None of these requirements will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.


  Your instructions for transfer may be made in writing or you, or your agent if authorized by you, may make such changes by telephone. To do so, you may call us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. Policy owners may also submit their requests for transfer, surrender or other transactions to us by facsimile
(FAX) transmission. Our FAX number is (651) 665-4194. You may also contact us through our Internet Online Service Center.


  Transfers made pursuant to a telephone call or through the internet are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, you may have difficulty making a telephone or online request due to the heavy volume of telephone calls or internet activity. In such a circumstance, you should consider submitting a written transfer request while continuing to attempt a telephone or internet transaction. We reserve the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, telephone or internet transfer privileges. For more information on telephone or internet transaction, contact us.

  With all telephone or internet transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide the policy owners with a written confirmation of the telephone or internet transfer.

  The maximum amount of actual cash value to be transferred out of the guaranteed principal account to the sub-accounts of the Variable Life Account may be limited to 20 percent of the guaranteed principal account balance. Transfers to or from the guaranteed principal account may be limited to one such transfer per policy year. Neither of these restrictions will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

  Transfers from the guaranteed principal account may be made by a written or telephone request or through the internet. Your request must be received by us or postmarked in the 30-day period before or after the last day of the policy year. Currently, we do not impose this time restriction. Written requests for transfers which meet these conditions will be effective after we approve and record them at our home office.


  The Funds may restrict the amounts or frequency of transfers to or from the sub-accounts of the separate account in order to protect Fund shareholders. In the case of a transfer, the charge is assessed against the amount transferred.

Death Benefit Options
  The death benefit provided by the Policy depends upon the death benefit option you choose. You may choose one of two available death benefit options-- the Cash Option or the Protection Option. If you fail to make an election, the Cash Option will be in effect. The scheduled premium for a Policy is the same no matter which death benefit option you choose. At no time will the death benefit be less than the larger of the then current face amount or the amount of insurance that could be purchased using the policy value as a net single premium.

Cash Option Under the Cash Option, the death benefit will be the current face amount at the time of the insured's death. The death benefit will not vary unless the policy value exceeds the net single premium for the then current face amount. At that time, the death benefit will be the greater of the face amount of the Policy or the amount of insurance which could be purchased at the date of the insured's death by using the policy value as a net single premium.

Protection Option The death benefit provided by the Protection Option will vary depending on the investment experience of the allocation options you select, whether there is interest credited as a result of a policy loan and the extent to which we assess lower insurance charges than those maximums derived from the 1980 Commissioners Standard Ordinary Mortality Tables.

  With VAL '87, the amount of the death benefit is equal to the current face amount or, if the policy value is greater than the tabular cash value at the date of the insured's death, the current face amount plus an additional amount of insurance which could be purchased by using that difference between values as a net single premium.

  Before the policy anniversary nearest the insured's age 70, and with both VAL '95 and the Amended VAL '95 Protection Option, if you have chosen that Option, the amount of the death benefit is equal to the policy value, plus the larger of:

(a) the then current face amount; and
(b) the amount of insurance which could be purchased using the policy value as a net single premium.

  At the policy anniversary nearest the insured's age 70, we will automatically adjust the face amount of your Policy to equal the death benefit immediately preceding the adjustment. The Protection Option of VAL '95 is only available until the policy anniversary nearest the insured's age 70; at that time we will convert the death benefit option to the Cash Option. With the Amended VAL '95 Protection Option, after the policy anniversary nearest the insured's age 70, the amount of the death benefit is equal to the current face amount or, if the policy value is greater than the tabular cash value at the date of the insured's death, the current face amount plus an additional amount of insurance which could be purchased by using that difference between values as a net single premium.

Choosing the Death Benefit Option The different death benefit options meet different needs and objectives. If you are satisfied with the amount of your insurance coverage and wish to have any favorable policy performance reflected to the maximum extent in increasing actual cash values, you should choose the Cash Option. The Protection Option results primarily in an increased death benefit. In addition, there are other distinctions between the two options which may influence your selection. In the event of a superior policy performance, the Cash Option will result in a Policy becoming paid-up more rapidly than the Protection Option. This is because of larger cost of insurance charges under the Protection Option resulting from the additional amount of death benefit provided under that option. But under the Cash Option, favorable policy experience does not increase the death benefit unless the policy value exceeds the net single premium for the then current face amount, and the beneficiary will not benefit from any larger actual cash value which exists at the time of the insured's death because of the favorable policy experience.

  You may change the death benefit option while the Policy is in force by filing a written request with us at our home office. We may require that you provide us with satisfactory evidence of the insured's insurability before we make a change to the Protection Option. The change will take effect when we approve and record it in our home office. A change in death benefit option may have federal income tax consequences. See the heading "Federal Tax Status" in this prospectus on page 36.

  For an illustration of the calculation of the death benefit under the Policy options, please see Appendix C, "Comparison of Death Benefit Options," on page C-1 of this prospectus.

Policy Loans
  You may borrow from us using only your Policy as the security for the loan. The total amount of your loan may not exceed 90 percent of your policy value. A loan taken from, or secured by a Policy, may have federal income tax consequences. See the heading "Federal Tax Status" in this prospectus on page 36.

  The policy value is the actual cash value of your Policy plus any policy loan. Any policy loan paid to you in cash must be in an amount of at least $100. Policy loans in smaller amounts are allowed under the automatic premium loan provision. We will deduct interest on the loan in arrears. You may obtain a policy loan with a written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. If you call us you will be asked, for security purposes, for your personal identification and policy number. The Policy will be the only security required for your loan. We will determine your policy value as of the date we receive your request at our home office.

  When you take a loan, we will reduce the actual cash value by the amount you borrow and any unpaid interest. Unless you direct us otherwise, we will take the policy loan from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. The number of units to be sold will be based upon the value of the units as of the end of the valuation period during which we receive your loan request at our home office. This amount shall be transferred to the loan account. The loan account continues to be part of the Policy in the general account. A policy loan has no immediate effect on policy value since at the time of the loan the policy value is the sum of your actual cash value and any policy loan.

  The actual cash value of your Policy may decrease between premium due dates. Unfavorable investment experience and the assessment of charges could cause your separate account actual cash value to decline to zero. If your Policy has indebtedness and no actual cash value, the Policy will lapse and there may be adverse tax consequences; see the Federal Tax Status section on page 36. In this event, to keep your Policy in force, you will have to make a loan repayment. We will give you notice of our intent to terminate the Policy and the loan repayment required to keep it in force. The time for repayment will be within 31 days after our mailing of the notice.

Policy Loan Interest The interest rate on a policy loan will not be more than the rate shown on page 1 of your Policy. The interest rate charged on a policy loan will not be more than that permitted in the state in which the Policy is delivered.

  Policy loan interest is due:

  . on the date of the death of the insured
  . on a policy adjustment, surrender, lapse, a policy loan transaction . on each policy anniversary.

  If you do not pay the interest on your loan in cash, your policy loan will be increased and your actual cash value will be reduced by the amount of the unpaid interest. The new loan will be subject to the same rate of interest as the loan in effect.
  We will also credit interest to your Policy when there is a policy loan. Interest credits on a policy loan shall be at a rate which is not less than your policy loan interest rate minus 2 percent per year. We allocate policy loan interest credits to your actual cash value as of the date of the death of the insured, on a policy adjustment, surrender, lapse, a policy loan transaction and on each policy anniversary. We allocate interest credits to the guaranteed principal account and separate account following your instructions to us for the allocation of net premiums. In the absence of such instructions, we will allocate interest credits to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

  Currently, the loan account credits interest, as described above, at a rate which is not less than your policy loan interest rate minus 2 percent per year. However, depending on the insured's age and the period of time that the Policy has been in force, we may credit the Policy with interest at a more favorable rate. Under our current procedures, if all the conditions are met we will credit your loan at a rate which is equal to the policy loan rate minus ..75 percent per year. The conditions which must be met have to do with your age and the duration of the Policy. The insured's age must be greater than or equal to age 55 as of the last policy anniversary. The duration of the Policy, which is the number of years during which the Policy has been in force, must be greater than or equal to 10. The duration includes any period a previous policy was in effect if that previous policy was exchanged for this Policy.

  Policy loans may also be used as automatic premium loans to keep your Policy in force if a premium is unpaid at the end of the grace period. If you asked for this service in your application, or if you write us and ask for this service after your Policy has been issued, we will make automatic premium loans. You can also write to us at any time and tell us you do not want this service. If you have this service and you have not paid the premium that is due before the end of the grace period, we will make a policy loan to pay the premium. Interest on such a policy loan is charged from the date the premium was due. However, in order for an automatic premium loan to occur, the amount available for a loan must be enough to pay at least a quarterly premium. If the loan value is not enough to pay at least a quarterly premium, your Policy will lapse.

Policy Loan Repayments If your Policy is in force, you can repay your loan in part or in full at any time before the insured's death. Your loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the Policy. Any loan repayment must be at least $100 unless the balance due is less than $100. We will waive this minimum loan repayment provision for loan repayments made under our automatic payment plan where loan repayments are in an amount of at least $25.

  We allocate loan repayments to the guaranteed principal account until all loans from the guaranteed principal account have been repaid. Thereafter we allocate loan repayments to the guaranteed principal account or the sub-accounts of the Variable Life Account as you direct. In the absence of your instructions, we will allocate loan repayments to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

  Loan repayments reduce your loan account by the amount of the loan repayment.

  A policy loan, whether or not it is repaid, will have a permanent effect on the policy value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the amount being credited on the loan, the policy value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the amount being credited on the loan, the policy value will be greater than if no loan had been made.

Surrender
  You may request a surrender or partial surrender of your Policy at any time while the insured is living. The surrender value of the Policy is the actual cash value minus unpaid policy charges which are assessed against actual cash value. We determine the surrender value as of the end of the valuation period during which we receive your surrender request at our home office. You may surrender the Policy by sending us the Policy and a written request for its surrender. You may request that the surrender value be paid to you in cash or, alternatively, applied on a settlement option or to provide extended term insurance on the life of the insured.

  We also permit a partial surrender of the actual cash value of the Policy in any amount of $500 or more. In addition, the amount of a partial surrender may not exceed the amount available as a policy loan. If a Policy is not paid-up, the death benefit of the Policy will be reduced by the amount of the partial surrender. If the Policy is paid-up, the death benefit will be reduced so as to retain the same ratio between the policy value and the death benefit of the Policy as existed prior to the partial surrender. With any partial surrender, we will adjust the Policy to reflect the new face amount and actual cash value and, unless otherwise instructed, the existing level of premium payments.

  We are currently waiving the restriction requiring a minimum amount for a partial surrender where a partial withdrawal from a Policy, which is on stop premium, is being used to pay premiums for sub-standard risks or premiums on any benefits and riders issued as part of the Policy. Transaction fees otherwise applicable to such a partial withdrawal are also waived.

  On a partial surrender, you may tell us which Variable Life Account sub-accounts from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed principal account. If you do not, we will deduct partial surrenders from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. We will tell you, on request, what amounts are available for a partial surrender under your Policy.

  We will pay a surrender or partial surrender as soon as possible, but not later than seven days after our receipt of your written request for surrender. However, if any portion of the actual cash value to be surrendered is attributable to a premium or nonrepeating premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount you receive on surrender may be more or less than the total premiums paid for your Policy.

Free Look
  It is important to us that you are satisfied with this Policy after it is issued. If you are not satisfied with it, you may return the Policy to us or your agent by the later of:

(1) ten days after you receive it;
(2) 45 days after you have signed the application; or
(3) ten days after we mail to you a notice of your right of withdrawal.

  If you return the Policy, you will receive within seven days of the date we receive your notice of cancellation a full refund of the premiums you have paid.

  If the Policy is adjusted, as described under the heading "Policy Adjustments" in this prospectus on page 15, and if the adjustment results in an increased premium, you will again have a right to examine the Policy and you may return the Policy within the time periods stated above. If you return the Policy, the requested premium adjustment will be cancelled. You will receive a refund of the additional premiums paid within seven days of the date we receive your notice of cancellation for that adjustment.

Conversion
  So long as your Policy is in force and all scheduled premiums have been duly paid, you may convert the Policy to an adjustable life policy, with a fixed death benefit and cash values, which we may then offer. This right is in addition to your right to make described policy adjustments. For VAL '95, this conversion privilege is only available during the first 24 months from the original policy date, but comparable fixed insurance coverage can be obtained after 24 months from the original policy date by transferring all of the policy value to the guaranteed principal account and thereafter allocating all premiums to that account.

  The converted Policy shall have the same face amount as is currently provided by your Policy and premiums based upon the same issue age and risk classification of the insured as stated in your Policy. The premiums and actual cash values provided by the converted Policy may be different as a result of an equitable adjustment made to reflect any variances in the premiums and cash values under the Policy and the new Policy.

Policy Charges
Premium Charges Premium charges vary depending on whether the premium is a scheduled premium or a nonrepeating premium. Generally, the word "premium" when used in this prospectus means a scheduled premium only. With VAL '87, charges for sub-standard risks are assessed against the actual cash values. With VAL '95, charges for sub-standard risks are deducted from the premium, to calculate the base premium. Charges for sub-standard risks include both table ratings and cash extra charges. With both VAL '87 and VAL '95, charges for additional benefits are deducted from the premium to calculate the base premium.

  From base premiums we deduct a sales load, an underwriting charge, a premium tax charge and a face amount guarantee charge. The base premium excludes any charge deducted from the premium to provide for any additional benefits provided by rider and, in the case of VAL '95, any charge deducted for sub-standard risks.

(1) The sales load consists of a deduction from each premium of 7 percent and it may also include a first year sales load deduction not to exceed 23 percent. The first year sales load will apply only to base premiums, scheduled to be paid in the 12 month period following the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed. It will also apply only to that portion of an annual base premium necessary for an original issue whole life plan of insurance. In other words, for base premiums greater than this whole life premium, the amount of the base premium in excess of such whole life base premium will be subject only to the 7 percent basic sales load.
    Only adjustments that involve an increase in base premium will result in additional first year sales load being assessed on that increase in premium. If any adjustment occurs during a period when a first year sales load is being collected and the adjustment results in an increase in base premium, an additional first year sales load, not to exceed 23 percent of the increase in base premium, will be added to the uncollected portion of the first year sales load that was being collected prior to the adjustment. This total amount of first year sales load will then be collected during the 12 month period following the adjustment.
    If any adjustment occurs during the 12 month period when a first year sales load is being collected and the adjustment does not result in an increase in base premium, the first year sales load percentage not to exceed 23 percent, that was in effect prior to the adjustment is multiplied by the base premium in effect after the adjustment; this number is then multiplied by a fraction equal to the number of months remaining in the previous 12 month period divided by 12. This amount of first year sales load will then be collected during the 12 month period following the adjustment.
    All of the sales load charges are designed to average not more than 9 percent of the base premiums (in the case of a VAL '87 Policy, the base premium less any charge for sub-standard risks) over the lesser of: the life expectancy of the insured at policy issue or adjustment; or 15 years from the policy issue or adjustment; or the premium paying period.
  Compliance with the 9 percent ceiling will be achieved by reducing the amount of the first year sales load, if necessary. For examples of how we compute sales load charges, see Appendix D "Example of Sales Load Computations" in this prospectus on page D-1.
    The sales load is designed to compensate us for distribution expenses incurred with respect to the Policies. The amount of the sales load in any policy year cannot be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

    It should be noted from the above that the sales load charges are designed to be spread over time and they assume a continuation of the Policy. Early adjustment of the Policy to lower premium levels or early surrender of policy values will have the effect of increasing the portion of premium payments used for sales load charges. In addition, because a first year sales load is applied to increases in premium, a pattern of increases and decreases in premiums should be avoided.
(2) The underwriting charge currently is an amount not to exceed $5 per $1,000 of face amount of insurance. This amount may vary by the age of the insured and the premium level for a given amount of insurance. This charge is made ratably from premiums scheduled to be made during the first policy year and during the twelve months following certain policy adjustments. The underwriting charge is designed to compensate us for the administrative costs associated with issuance or adjustment of the Policies, including the cost of processing applications, conducting medical exams, classifying risks, determining insurability and risk class and establishing policy records. This charge is not guaranteed, so that on a policy adjustment the then current underwriting charge will apply to any increase in face amount which requires new evidence of insurability. In the event of a policy adjustment which results in a face amount increase and no premium, you must remit the underwriting charge attributable to the policy adjustment to us prior to the effective date of the adjustment. Otherwise we will assess the charge against your actual cash value as a transaction charge on adjustment.
(3) The premium tax charge of 2.5 percent is deducted from each base premium. This charge is designed to cover the aggregate premium taxes we pay to state and local governments for this class of policies. Currently premium taxes imposed by the states vary from .75 percent to 3.5 percent. We do not guarantee this charge, and it may be increased in the future, but only as necessary to cover our premium tax expenses.
(4) The face amount guarantee charge of 1.5 percent is deducted from each base premium. This charge is designed to compensate us for our guarantee that the death benefit will always be at least equal to the current face amount in effect at the time of death regardless of the investment performance of the sub-accounts in which net premiums have been invested. The face amount of a Policy at issue or adjustment and the appropriate premium therefor reflect a "tabular cash value" (defined on page 15 above) based upon an assumed annual rate of return of 4 percent. If the policy value is less than the tabular cash value at the time of death, it will not be sufficient to support the face amount of the Policy under the actuarial assumptions made in designing the Policy. The face amount guarantee is a guarantee that the face amount will be available as a death benefit notwithstanding the failure of the Policy to perform in accordance with the assumptions made in its design. Thus, even if the policy value should be less than the amount needed to pay the deductions to be made from the actual cash value on the next monthly policy anniversary, see discussion below, the Policy's guaranteed death benefit will remain in effect and the Policy will remain in force. We guarantee not to increase this charge.


Nonrepeating Premiums Nonrepeating premiums are currently subject to the 2.5 percent premium tax charge but not to a sales load charge. We do not assess a face amount guarantee charge or underwriting charge against nonrepeating premiums.

Actual Cash Value Charges In addition to deductions from premiums and nonrepeating premiums, we assess from the actual cash value of a Policy an administration charge, certain transaction charges and the cost of insurance charge, (and in the case of a VAL '87 Policy, any charge for sub-standard risks). These charges are as follows:

(1) The administration charge is designed to cover certain of our administrative expenses, including those attributable to the records maintained for your Policy. The administration charge is $60 for each policy year.
(2) The transaction charges are for expenses associated with processing transactions. There is a charge of $25 for each policy adjustment.

    If the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $25 or 2 percent of the amount surrendered. We also reserve the right to make a charge, not to exceed $10, for each transfer of actual cash value among the guaranteed principal account and the sub-accounts of the Variable Life Account. Currently there is a $10 charge only for non-systematic transfers in excess of 12 per year.

(3) The cost of insurance charge compensates us for providing the death benefit under a Policy. The charge is calculated by multiplying the net amount at risk under your Policy by a rate which varies with the insured's age, sex, risk class, the level of scheduled premiums for a given amount of insurance, duration of the Policy and the tobacco use of the insured. The rate is guaranteed not to exceed the maximum charges for mortality derived from the 1980 Commissioners Standard Ordinary Mortality Tables. The net amount at risk is the death benefit under your Policy less your policy value. Where circumstances require, we will base our rates on "unisex," rather than sex-based, mortality tables.

  We assess administration and cost of insurance charges (and for a VAL '87 Policy, sub-standard risk charges, if any,) against your actual cash value on the monthly policy anniversary. In addition, we assess such charges on the occurrence of the death of the insured, policy surrender, lapse or a policy adjustment.

  We assess transaction charges against your actual cash value at the time of a policy adjustment or when a transfer is made. In the case of a transfer, the charge is assessed against the amount transferred.

  Ordinarily, we assess charges against your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. However, after September 16, 2002, if you instruct us in writing, we will assess the administration charge and the cost of insurance charge (and for a VAL '87 Policy, the sub-standard risk charge) against a sub-account or sub-accounts that you specify.


Separate Account Charges We assess a mortality and expense risk charge directly against the assets held in the Variable Life Account. The mortality and expense risk charge compensates us for assuming the risks that cost of insurance charges will be insufficient to cover actual mortality experience and that the other charges will not cover our expenses in connection with the Policy. We deduct the mortality and expense risk charge from Variable Life Account assets on each valuation date at an annual rate of .50 percent of the average daily net assets of the Variable Life Account.

  We reserve the right to charge or make provision for any taxes payable by us with respect to the Variable Life Account or the Policies by a charge or adjustment to such assets. No such charge or provision is made at the present time.

Policies Issued in Exchange We will waive or modify certain charges assessed against base premiums as described above in situations where our existing life insurance policy owners wish to exchange their policies for the Policies described herein. Those policy owners may do so, subject to their application for this Policy and our approval of the exchange. Under certain circumstances, we will require evidence of insurability for an exchange. A $150 administrative charge is currently required for the exchange.

  In those situations where a Policy is issued in exchange for a current policy issued by us, we will not assess any charges, except for the administrative charge, to the existing cash values at the time they are transferred to the Policy. Subsequent premium payments, absent adjustment and unless the exchanged policy was not in force for at least one year, will not be subject to a first year sales load or underwriting charge (unless evidence of insurability has been required for the exchange) at the established face amount and the level of premiums of the exchanged policy. All other charges will apply to the Policy and premiums paid under it thereafter.

Other Policy Provisions
Beneficiary When we receive proof satisfactory to us of the insured's death, we will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, we will pay the death proceeds to the beneficiary named in the last change of beneficiary request as provided below.

  If a beneficiary dies before the insured, that beneficiary's interest in the Policy ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the death proceeds. If no beneficiary survives the insured we will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner's estate, or, if the owner is a corporation, to it or its successor.

  You may change the beneficiary designated to receive the proceeds. If you have reserved the right to change the beneficiary, you can file a written request with us to change the beneficiary. If you have not reserved the right to change the beneficiary, the written consent of the irrevocable beneficiary will be required.

  Your written request will not be effective until it is recorded in our home office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the insured dies before the request has been so recorded, the request will not be effective as to those death proceeds we have paid before your request was recorded in our home office records.

Payment of Proceeds The amount payable as death proceeds upon the insured's death will be the death benefit provided by the Policy, plus any additional insurance on the insured's life provided by an additional benefit agreement, if any, minus any policy charges and minus any policy loans. In addition, if the Cash Option is in effect at the insured's death, we will pay to the beneficiary any part of a paid premium that covers the period from the end of the policy month in which the insured died to the date to which premiums are paid. Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds, which are determined as of the date of death of the insured, we will determine the amount of payment as of the end of the valuation period during which a request is received at our home office.

  We reserve the right to defer policy payments, including policy loans, for up to six months from the date of your request, if such payments are based upon policy values which do not depend on the investment performance of the Variable Life Account. In that case, if we postpone a payment other than a policy loan payment for more than 31 days, we will pay you interest at 3 percent per year (4 percent for a VAL '87 Policy) for the period beyond that time that payment is postponed. For payments based on policy values which do depend on the investment performance of the Variable Life Account, we may defer payment only:

(1) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or
(2) when the SEC has determined that a state of emergency exists which may make such payment impractical.

Settlement Options The proceeds of a Policy will be payable if the Policy is surrendered, or we receive proof satisfactory to us of the insured's death. These events must occur while the Policy is in force. We will pay the proceeds at our home office and in a single sum unless a settlement option has been selected. We will deduct any indebtedness and unpaid charges from the proceeds. Proof of any claim under this Policy must be submitted in writing to our home office.

  We will pay interest on single sum death proceeds from the date of the insured's death until the date of payment. Interest will be at an annual rate determined by us, but never less than 3 percent (4 percent for VAL '87).

  The proceeds of a Policy may be paid in other than a single sum and you may, during the lifetime of the insured, request that we pay the proceeds under one of the Policy's settlement options. We may also use any other method of payment that is agreeable to both you and us. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right, and if the periodic installment or interest payment is at least $20.

  Each settlement option is payable in fixed amounts as described below. The payments do not vary with the investment performance of the Variable Life Account.

Option 1--Interest Payments
  We will pay interest on the proceeds at such times and for a period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

Option 2--Payments for a Specified Period
  We will make payments for a specified number of years. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for periods not shown and current rates are available from us at your request.

Option 3--Life Income
  We will make payments monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for ages not shown and current rates are available from us at your request.

Option 4--Payments of a Specified Amount
  We will pay a specified amount until the proceeds and interest are fully paid.

  If you request a settlement option, you will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. Unless you elect otherwise, a beneficiary may select a settlement option after the insured's death.

  The minimum amount of interest we will pay under any settlement option is 3 percent per year (4 percent for a VAL '87 Policy). Additional interest earnings, if any, on deposits under a settlement option will be payable as we determine.

Assignment The Policy may be assigned. The assignment must be in writing and filed at our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

Misstatement of Age If the insured's age has been misstated, we will adjust the amount of proceeds payable under the Policy to reflect cost of insurance charges based upon the insured's correct age.

Incontestability After a Policy has been in force during the insured's lifetime for two years from the original policy date, we may not contest the Policy, except for fraud or for nonpayment of premium. However, if there has been a face amount increase for which we required evidence of insurability, we may contest that increase for two years with respect to information provided at that time, during the lifetime of the insured, from the effective date of the increase.

Suicide If the insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the Policy. If there has been a face amount increase for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for such increase.

Dividends Each year, if your Policy is a participating policy, we will determine if this class of Policies and your Policy will share in our divisible surplus. We call your share of this participation a dividend. We do not anticipate that dividends will be declared with respect to these Policies.

  Dividends, if received, may be added to your actual cash value or, if you so elect, they may be paid in cash.

  We will allocate any dividend applied to actual cash value to the guaranteed principal account or to the sub-accounts of the separate account in accordance with your instructions for new premiums. In the absence of instruction, we will allocate dividends to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those actual cash values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

Reports At least once each year we will send you a report. This report will include the actual cash value, the face amount and the variable death benefit as of the date of the report. It will also show the premiums paid during the policy year, policy loan activity and the policy value. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.


Additional Benefits
Additional Benefits You may be able to obtain additional policy benefits subject to underwriting approval. We will provide these benefits by a rider to the Policy, which may require the payment of additional premium.

Waiver of Premium Agreement The Waiver of Premium Agreement requires an additional premium and provides for the payment of policy premium in the event of the insured's disability.

Policy Enhancement Agreement and Cost of Living Agreement Both the Policy Enhancement Agreement and the Cost of Living Agreement provide for increases in the face amount, without evidence of insurability and help you maintain the purchasing power of the protection provided by the Policy. The Policy Enhancement Agreement requires an additional premium, but none is required for the Cost of Living Agreement. Your Policy may not contain both of these agreements.

  The Policy Enhancement Agreement provides for an increase in the face amount on each policy anniversary. The face amount will be increased by a specified percent,

             Other Matters
between 3 percent and 10 percent, which you choose when you apply for this benefit.

  Unless you choose the Policy Enhancement Agreement, we will issue most Policies with a Cost of Living Agreement. The Cost of Living Agreement provides for a face amount increase equal to the percentage increase in the consumer price index during the previous three years, provided that you have not made a face amount adjustment during that time.

Face Amount Increase Agreement The Face Amount Increase Agreement requires an additional premium and provides for increases in the face amount, without evidence of insurability, at specified ages of the insured.


Survivorship Life Agreement The Survivorship Life Agreement requires an additional premium and allows you to purchase a specified amount of additional insurance, without evidence of insurability, at the death of another person previously designated by you.

Family Term Rider The Family Term Rider requires an additional premium and provides a fixed amount of protection insurance on children of an insured.

Exchange of Insureds Agreement The Exchange of Insureds requires no additional premium and allows for the transfer of existing insurance coverage to another insured within a business setting.


Accelerated Benefits Agreement The Accelerated Benefits Agreement is issued without additional premium on all Policies issued to individual insureds. It allows you to receive a significant portion of your Policy's death benefit if the insured develops a terminal condition due to sickness or injury.

  The accelerated benefit will be treated as a loan, apart from the policy loan provisions described elsewhere. A receipt of amounts under the agreement may be taxable. You should seek assistance from your tax adviser.

Short Term Agreement The Short Term Agreement requires an additional premium and provides temporary protection insurance, on a fixed death benefit basis only, issued for a period of time less than a year. It is issued to provide temporary life insurance coverage until the later issue date of the insured's Policy.
Federal Tax Status

  The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS"). We have not considered any applicable state or other tax laws.


  We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the Variable Life Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Life Account or on capital gains arising from the Variable Life Account's activities. The Variable Life Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

  Under Section 7702 of the Code, life insurance contracts such as the Policies will be treated as life insurance if certain tests are met. There is limited guidance on how these tests are to be applied. However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we generally believe that a Policy issued on a standard risk should meet the statutory definition of a life insurance contract under
Section 7702. With respect to a Policy issued on a sub-standard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with Section 7702.


  In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate premiums and policy account values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the separate account assets supporting the Policy.


  In addition, the Code requires that the investments of the Variable Life Account be "adequately diversified" in order to treat the Policy as a life insurance contract for federal income tax purposes. We intend that the Variable Life Account, through the Funds and the Portfolios, will satisfy these diversification requirements.

  The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

  On the death of the insured, we believe that the death benefit provided by the Policies will be excludable from the gross income of the beneficiary under
Section 101(a) of the Code. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

  You are not currently taxed on any part of your interest until you actually receive cash from the Policy. However, taxability may also be determined by your contributions to the Policy and prior Policy activity. Depending on the circumstances, the exchange of a Policy, the receipt of a Policy in an exchange, a change in the Policy's death benefit option (e.g., a change from Cash Option to Protection Option), a policy loan, a partial surrender, a surrender, a change in ownership, a change of insured, an adjustment of the face amount, or an assignment of the Policy may have federal income tax consequences. If you are considering any such transactions, you should consult a tax adviser before effecting the transaction.

  We also believe that policy loans will be treated as indebtedness and will not be currently taxable as income to you unless your Policy is a modified endowment contract, as described below. However, whether a modified endowment contract or not, the interest paid on policy loans will generally not be tax deductible. There may be adverse tax consequences when a Policy with a policy loan is lapsed or surrendered.

  A surrender or partial surrender of the actual cash values of a Policy may have tax consequences. On surrender, you will not be taxed on values received except to the extent that they exceed the gross premiums paid under the Policy. An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to you in order for the Policy to continue complying with the Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of any policy loan exceeds the total investment in the Policy, the excess will generally be treated as ordinary income, subject to tax.

  It should be noted, however, that under the Code the tax treatment described above is not available for policies characterized as modified endowment contracts. In general, policies with a high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that the cumulative premiums paid on a life insurance policy during the first seven contract years not exceed the sum of the net level premiums which would be paid under a 7-pay life policy. If those cumulative premiums exceed the 7-pay life premiums, the policy is a modified endowment contract.

  Modified endowment contracts are still treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of cash value is not taxed on a yearly basis. However, any amounts you received, such as dividends, cash withdrawals, loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as the same amounts received under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the Policy). This tax treatment includes the 10 percent additional income tax which would be imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the date you attain age 59 1/2, or is attributable to your becoming disabled, or as part of a series of substantially equal periodic payments for your life or the joint lives of you and your beneficiary.


  The modified endowment contract provisions of the Code apply to all policies entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a Policy that is received in exchange for a modified endowment contract. It should be noted, in addition, that a policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a policy meets the 7-pay test by taking into account the previously existing cash surrender value. While certain adjustments described herein may result in a material change, the law provides that any cost of living increase described in regulations and based upon an established broad-based index will not be treated as a material change if any increase is funded ratably over the remaining period during which premiums are required to be paid under the Policy. To date, no regulations under this provision have been issued. The addition of the guaranteed principal account to an outstanding Policy may have federal income tax implications, e.g., whether the addition of such account causes a "material change."


  In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.


  If a Policy becomes a modified endowment contract, distributions that occur during the policy year it becomes a modified endowment contract and any subsequent policy year will be taxed as distributions from a modified endowment contract. Distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

  Due to the Policy's flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective policy owner should contact a tax adviser before purchasing a policy to determine the circumstances under which the Policy would be a modified endowment contract. You should also contact a tax adviser before paying any nonrepeating premiums or making any other change to, including an exchange of, a Policy to determine whether such premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.

  Under the Code, all modified endowment contracts, issued by us (or an affiliated company) to the same policy owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

  Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend upon the circumstances of each policy owner or beneficiary. A tax adviser should be consulted for further information.

  The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. The IRS has recently issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this new guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.

  It should be understood that the foregoing description of the federal income tax consequences under the Policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

  At the present time, we make no charge to the Variable Life Account for any federal, state or local taxes that we incur that may be attributable to such Account or to the Policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Life Account or the Policies.

Directors and Principal Management Officers of Minnesota Life


       Directors                         Principal Occupation
       ---------                         --------------------
 Anthony L. Andersen   Retired since November 1999, prior thereto Chair-Board
                       of Directors, H. B. Fuller Company, St. Paul, Minnesota
                       (Adhesive Products)
 Richard H. Anderson   Chief Executive Officer, Northwest Airlines, Inc. since
                       February 2001; prior thereto for more than five years
                       Executive Vice President and Chief Operating Officer
 John F. Grundhofer    Chairman, U.S. Bancorp, Minneapolis, Minnesota (Banking)
 Robert E. Hunstad     Executive Vice President, Minnesota Life Insurance
                       Company
 Reatha C. King, Ph.D. President and Executive Director, General Mills
                       Foundation, Minneapolis, Minnesota
 Dennis E. Prohofsky   Executive Vice President, General Counsel and Secretary,
                       Minnesota Life Insurance Company
 Robert L. Senkler     Chairman of the Board, President and Chief Executive
                       Officer, Minnesota Life Insurance Company
 Michael E. Shannon    Retired since December 1999, prior thereto for more than
                       five years Chairman, Chief Financial and Administrative
                       Officer, Ecolab Inc., St. Paul, Minnesota (Develops and
                       Markets Cleaning and Sanitizing Products)
 William N. Westhoff   Senior Vice President and Treasurer, Minnesota Life
                       Insurance Company since April 1998, prior thereto from
                       August 1994 to October 1997, Senior Vice President,
                       Global Investments, American Express Financial
                       Corporation, Minneapolis, Minnesota


Principal Officers (other than Directors)


      Name                             Position
      ----                             --------
John F. Bruder     Senior Vice President
Keith M. Campbell  Senior Vice President
James E. Johnson   Senior Vice President
Gregory S. Strong  Senior Vice President and Chief Financial Officer
Randy F. Wallake   Executive Vice President

  Except for Richard H. Anderson and William N. Westhoff, all Directors have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by us for at least five years.

Voting Rights

  We will vote the Fund shares held in the various sub-accounts of the Variable Life Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's actual cash value in a sub-account by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Funds. We will vote Fund shares held by the Variable Life Account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all Policies participating in the Variable Life Account. Each policy owner having a voting interest will receive proxy material, reports and other material relating to the Funds.

  We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only

.. if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or
.. if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives.

  In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next semi-annual report.

Distribution of Policies

  The Policies will be sold by our state licensed life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.


  Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The Policies are sold in the states where their sale is lawful. The insurance underwriting and the determination of a proposed insured's risk classification and whether to accept or reject an application for a Policy is done in accordance with our rules and standards.

  Commissions to registered representatives on the sale of Policies include: up to 50 percent of gross premium in the first policy year; up to 6 percent of the gross premium in policy years two through ten; up to 2 percent in policy years thereafter; and 0 percent of nonrepeating premiums. This description of commissions shows the maximum amount of commissions payable under the Variable Adjustable Life Insurance Policy for plans of insurance described as protection and whole life insurance plans. The commissions payable on premiums received for plans described as greater than whole life plans will differ from the percentages shown above, as a first year commission will be paid only on such amounts as we may classify as a first year premium, based upon a whole life premium per $1,000 of face amount and a Policy face amount of $100,000.
On premiums received in excess of that amount we will pay commissions at a rate of 4 percent.

  In addition, Securian Financial or we will pay, based uniformly on the sales of insurance policies by registered representatives, credits which allow registered representatives (Agents) who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, the underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.

Legal Matters
  Legal matters in connection with federal securities laws applicable to the issue and sale of the Variable Adjustable Life Policies have been passed upon by Jones & Blouch L.L.P., 1025 Thomas Jefferson Street, N.W., Washington, D.C. 20007. All other legal matters, including the right to issue such Policies under Minnesota law and applicable regulations thereunder, have been passed upon by Donald F. Gruber, Esquire, 400 Robert Street North, St. Paul, Minnesota 55101.

Legal Proceedings
  As an insurance company, we are ordinarily involved in litigation. We are of the opinion that such litigation is not material with respect to the Policies or the Variable Life Account.

Experts

  Our financial statements and those of the Variable Life Account included in this prospectus have been audited by KPMG LLP, independent auditors, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the report of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. The audit report covering Minnesota Life Insurance Company and subsidiaries' December 31, 2001 consolidated financial statements refers to changes in accounting for derivatives and beneficial interests in securitized financial assets due to the adoption of new accounting standards in 2001.


  Actuarial matters included in this prospectus have been examined by Robert
J. Ehren, FSA, CLU, Second Vice President and Actuary-Individual Actuarial, of Minnesota Life, as stated in his opinion filed as an exhibit to the Registration Statement.


Registration Statement
  We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Life Account, Minnesota Life, and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.

                                                     Special Terms
  As used in this prospectus, the following terms have the indicated meanings:

  Actual Cash Value: the value of your Variable Life Account and guaranteed principal account interest under a Policy. It is composed of a Policy's interest in the guaranteed principal account and in one or more sub-accounts of the Variable Life Account. The interest in each is valued separately. For each Variable Life Account sub-account, the value is determined by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. Actual cash value does not include the loan account.

  Base Premium: the premium less any amount deducted from the premium for additional benefits and, for VAL '95, for sub-standard risks.

  Code: the Internal Revenue Code of 1986, as amended.

  Funds: the mutual funds or separate investment portfolios within series mutual funds which we have designated as an eligible investment for the Variable Life Account. Currently these are Advantus Series Fund, Inc., the Franklin Templeton Insurance Variable Product Trust, Fidelity Variable Insurance Products Funds, Janus Aspen Series, and Credit Suisse Trust.


  General Account: all of our assets other than those in the Variable Life Account or in other separate accounts established by us.

  Guaranteed Principal Account: the portion of the general account of Minnesota Life which is attributable to Policies of this class, exclusive of policy loans. It is not a separate account or a division of the general account.

  Loan Account: the portion of the general account attributable to policy loans under Policies of this type. The loan account balance is the sum of all outstanding loans under this Policy.

  Net Single Premium: the amount of money necessary, at the insured's attained age, to pay for all future guaranteed cost of insurance charges for the entire lifetime of the insured, or for the coverage period in the case of extended term insurance, without the payment of additional premium. This determination shall assume that the current face amount of the Policy will remain constant and that the Policy will perform at its assumed rate of return.

  Nonrepeating Premium: a payment made to this Policy in addition to its scheduled payments.

  Paid-up: the status of the Policy when its policy value is such that no further premiums are required to provide the death benefit.

  Policy Owner: the owner of a Policy.

  Policy Value: the actual cash value of a Policy plus any policy loan.

  Policy Year: a period of one year beginning with the policy date or a policy anniversary.

  Premium: a scheduled payment required for this Policy.

  Unit: a measure of the interest of a Policy in the sub-accounts of the Variable Life Account.

  Valuation Date: each date on which a Fund Portfolio is valued.

  Valuation Period: the period between successive valuation dates measured from the time of one determination to the next.

  Variable Life Account: a separate investment account called the Minnesota Life Variable Life Account, where the investment experience of its assets is kept separate from our other assets.

  We, Our, Us: Minnesota Life Insurance Company.

  You, Your: the policy owner.

Independent Auditors' Report
The Board of Trustees of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Life Account:

   We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets, Templeton Asset Strategy, Franklin Small-Cap, Fidelity VIP Mid-Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth and Credit Suisse Global Post-Venture Capital Segregated Sub Accounts of Minnesota Life Variable Life Account as of December 31, 2001, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2001 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets, Templeton Asset Strategy, Franklin Small-Cap, Fidelity VIP Mid-Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth and Credit Suisse Global Post-Venture Capital Segregated Sub-Accounts of Minnesota Life Variable Life Account at December 31, 2001 and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                  /s/ KPMG LLP

Minneapolis, Minnesota
March 8, 2002

Minnesota Life Variable Life Account


                      Statements of Assets and Liabilities

                               December 31, 2001

                                                              Segregated Sub-Accounts
                     ----------------------------------------------------------------------------------------------------------
                                                                                                                       Small
                                              Money       Asset     Mortgage     Index      Capital    International  Company
      Assets           Growth       Bond      Market   Allocation  Securities     500     Appreciation     Stock       Growth
      ------         ----------- ---------- ---------- ----------- ---------- ----------- ------------ ------------- ----------
Investments in
 shares of Advantus
 Series Fund, Inc.:
 Growth Portfolio,
  59,673,252
  shares at net
  asset value of
  $1.57 per share
  (cost
  $136,156,183)....  $93,654,792        --         --          --         --          --          --            --          --
 Bond Portfolio,
  40,893,881
  shares at net
  asset value of
  $1.18 per share
  (cost
  $49,691,762).....          --  48,199,915        --          --         --          --          --            --          --
 Money Market
  Portfolio,
  19,005,982
  shares at net
  asset value of
  $1.00 per share
  (cost
  $19,005,982).....          --         --  19,005,982         --         --          --          --            --          --
 Asset Allocation
  Portfolio,
  95,896,501
  shares at net
  asset value of
  $1.45 per share
  (cost
  $178,509,324)....          --         --         --  139,433,091        --          --          --            --          --
 Mortgage
  Securities
  Portfolio,
  26,119,199
  shares at net
  asset value of
  $1.18 per share
  (cost
  $31,135,746).....          --         --         --          --  30,708,062         --          --            --          --
 Index 500
  Portfolio,
  57,113,051
  shares at net
  asset value of
  $3.47 per share
  (cost
  $210,047,595)....          --         --         --          --         --  198,433,249         --            --          --
 Capital
  Appreciation
  Portfolio,
  64,674,675
  shares at net
  asset value of
  $1.60 per share
  (cost
  $154,986,740)....          --         --         --          --         --          --  103,373,557           --          --
 International
  Stock Portfolio,
  77,565,165
  shares at net
  asset value of
  $1.34 per share
  (cost
  $122,595,762)....          --         --         --          --         --          --          --    103,736,638         --
 Small Company
  Growth
  Portfolio,
  83,130,556
  shares at net
  asset value of
  $.97 per share
  (cost
  $106,588,736)....          --         --         --          --         --          --          --            --   80,522,027
                     ----------- ---------- ---------- ----------- ---------- ----------- -----------   -----------  ----------
                      93,654,792 48,199,915 19,005,982 139,433,091 30,708,062 198,433,249 103,373,557   103,736,638  80,522,027
Receivable from
 Minnesota Life for
 policy purchase
 payments..........      135,579     38,708    238,523     135,532     29,079     528,096     127,475       125,824     102,532
Receivable from
 Advantus Series
 Fund, Inc. for
 investments sold..      154,359    109,849     53,534     184,354     37,574     316,454     114,298       225,298     197,564
                     ----------- ---------- ---------- ----------- ---------- ----------- -----------   -----------  ----------
   Total Assets....   93,944,730 48,348,472 19,298,038 139,752,977 30,774,715 199,277,799 103,615,330   104,087,760  80,822,123
                     ----------- ---------- ---------- ----------- ---------- ----------- -----------   -----------  ----------
    Liabilities
    -----------
Payable to
 Minnesota Life for
 policy withdrawals
 and mortality and
 expense charges...      154,359    109,849     53,534     184,354     37,574     316,454     114,298       225,298     197,564
Payable to Advantus
 Series Fund, Inc.
 for investments
 purchased.........      135,579     38,708    238,523     135,532     29,079     528,096     127,475       125,824     102,532
                     ----------- ---------- ---------- ----------- ---------- ----------- -----------   -----------  ----------
   Total
   Liabilities.....      289,938    148,557    292,057     319,886     66,653     844,550     241,773       351,122     300,096
                     ----------- ---------- ---------- ----------- ---------- ----------- -----------   -----------  ----------
NET ASSETS
 APPLICABLE TO
 POLICY
 OWNERS............  $93,654,792 48,199,915 19,005,982 139,433,091 30,708,062 198,433,249 103,373,557   103,736,638  80,522,027
                     =========== ========== ========== =========== ========== =========== ===========   ===========  ==========
UNITS OUTSTANDING..   27,973,687 18,422,198  9,674,106  44,034,423 10,233,221  42,856,025  25,623,319    45,809,624  40,649,586
                     =========== ========== ========== =========== ========== =========== ===========   ===========  ==========
NET ASSET VALUE PER
 UNIT..............  $      3.35       2.62       1.96        3.17       3.00        4.63        4.03          2.26        1.98
                     =========== ========== ========== =========== ========== =========== ===========   ===========  ==========

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account


                      Statements of Assets and Liabilities

                               December 31, 2001

                                                            Segregated Sub-Accounts
                        ------------------------------------------------------------------------------------------------
                                      Small                                                 Real    Templeton  Templeton
                           Value     Company    Global   Index 400  Macro-Cap Micro-Cap    Estate   Developing   Asset
        Assets             Stock      Value      Bond     Mid-Cap     Value     Growth   Securities  Markets   Strategy
        ------          ----------- ---------- --------- ---------- --------- ---------- ---------- ---------- ---------
Investments in shares
 of Advantus Series
 Fund, Inc.:
 Value Stock
  Portfolio,
  37,908,682 shares
  at net asset value
  of $1.48 per share
  (cost $62,373,812)..  $56,049,664        --        --         --        --         --        --         --        --
 Small Company Value
  Portfolio,
  11,142,117 shares
  at net asset value
  of $1.27 per share
  (cost $12,904,519)..          --  14,159,859       --         --        --         --        --         --        --
 Global Bond
  Portfolio,
  4,123,448 shares at
  net asset value of
  $.92 per share
  (cost $3,865,341)...          --         --  3,812,011        --        --         --        --         --        --
 Index 400 Mid-Cap
  Portfolio,
  11,214,086 shares
  at net asset value
  of $1.13 per share
  (cost $13,138,592)..          --         --        --  12,697,653       --         --        --         --        --
 Macro-Cap Value
  Portfolio,
  8,953,214 shares at
  net asset value of
  $.98 per share
  (cost $9,441,569)...          --         --        --         --  8,759,999        --        --         --        --
 Micro-Cap Growth
  Portfolio,
  9,793,405 shares at
  net asset value of
  $1.55 per share
  (cost $18,225,307)..          --         --        --         --        --  15,138,052       --         --        --
 Real Estate
  Securities
  Portfolio,
  3,404,395 shares at
  net asset value of
  $.96 per share
  (cost $3,080,716)...          --         --        --         --        --         --  3,259,385        --        --
Investments in shares
 of Franklin Templeton
 Variable Insurance
 Products Trust:
 Developing Markets
  Securities Fund,
  1,116,720 shares at
  net asset value of
  $4.76 per share
  (cost $6,684,558)...          --         --        --         --        --         --        --   5,315,587       --
 Asset Strategy Fund,
  26,620 shares at
  net asset value of
  $15.41 per share
  (cost $447,714).....          --         --        --         --        --         --        --         --    410,214
                        ----------- ---------- --------- ---------- --------- ---------- ---------  ---------   -------
                         56,049,664 14,159,859 3,812,011 12,697,653 8,759,999 15,138,052 3,259,385  5,315,587   410,214
Receivable from
 Minnesota Life for
 policy purchase
 payments.............       50,619     20,760     7,837     39,392    11,700     69,853     3,948         43     3,286
Receivable from
 Advantus Series Fund,
 Inc. for investments
 sold.................       65,190     17,387     7,770     15,742    13,013     31,058     4,193        --        --
                        ----------- ---------- --------- ---------- --------- ---------- ---------  ---------   -------
   Total Assets.......   56,165,473 14,198,006 3,827,618 12,752,787 8,784,712 15,238,963 3,267,526  5,315,630   413,500
                        ----------- ---------- --------- ---------- --------- ---------- ---------  ---------   -------
     Liabilities
     -----------
Payable to Minnesota
 Life for policy
 withdrawals and
 mortality and expense
 charges..............       65,190     17,387     7,770     15,742    13,013     31,058     4,193        --        --
Payable to Advantus
 Series Fund, Inc. for
 investments
 purchased............       50,619     20,760     7,837     39,392    11,700     69,853     3,948         43     3,286
                        ----------- ---------- --------- ---------- --------- ---------- ---------  ---------   -------
   Total Liabilities..      115,809     38,147    15,607     55,134    24,713    100,911     8,141         43     3,286
                        ----------- ---------- --------- ---------- --------- ---------- ---------  ---------   -------
NET ASSETS APPLICABLE
 TO POLICY OWNERS.....  $56,049,664 14,159,859 3,812,011 12,697,653 8,759,999 15,138,052 3,259,385  5,315,587   410,214
                        =========== ========== ========= ========== ========= ========== =========  =========   =======
UNITS OUTSTANDING.....   29,568,022 11,588,912 3,763,791  9,183,344 9,107,021  8,554,102 2,873,626  6,558,923   455,500
                        =========== ========== ========= ========== ========= ========== =========  =========   =======
NET ASSET VALUE PER
 UNIT.................  $      1.90       1.22      1.01       1.38      0.96       1.77      1.13       0.81      0.90
                        =========== ========== ========= ========== ========= ========== =========  =========   =======

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account


                      Statements of Assets and Liabilities

                               December 31, 2001


                                                            Segregated Sub-Accounts
                          --------------------------------------------------------------------------------------------
                                                               Fidelity VIP Janus Aspen   Janus Aspen   Credit Suisse
                           Franklin  Fidelity VIP Fidelity VIP   Equity-      Capital    International  Global Post-
         Assets           Small Cap    Mid Cap     Contrafund     Income    Appreciation    Growth     Venture Capital
         ------           ---------- ------------ ------------ ------------ ------------ ------------- ---------------
Investments in shares of
 Franklin Templeton
 Variable Insurance
 Products Trust:
 Franklin Small-Cap
  Fund, 236,719 shares
  at net asset value of
  $17.85 per share
  (cost $4,553,917).....  $4,225,431        --            --          --            --           --             --
Investments in shares of
 Fidelity Variable
 Insurance Products
 Fund:
 Mid-Cap Portfolio,
  501,408 shares at net
  asset value of $19.49
  per share (cost
  $9,389,506)...........         --   9,772,447           --          --            --           --             --
 Contrafund Portfolio,
  612,254 shares at net
  asset value of $20.00
  per share (cost
  $13,905,355)..........         --         --     12,245,077         --            --           --             --
 Equity-Income
  Portfolio, 417,963
  shares at net asset
  value of $22.59 per
  share (cost
  $9,484,129)...........         --         --            --    9,441,794           --           --             --
Investments in shares of
 Janus Aspen Series--
 Service Shares:
 Capital Appreciation
  Portfolio, 701,299
  shares at net asset
  value of $20.57 per
  share (cost
  $20,430,469)..........         --         --            --          --     14,425,719          --             --
 International Growth
  Portfolio, 587,857
  shares at net asset
  value of $23.30 per
  share (cost
  $19,206,809)..........         --         --            --          --            --    13,697,066            --
Investments in shares of
 Credit Suisse Trust:
 Global Post-Venture
  Capital Portfolio,
  91,236 shares at net
  asset value of $9.72
  per share (cost
  $1,170,409)...........         --         --            --          --            --           --         886,810
                          ----------  ---------    ----------   ---------    ----------   ----------      ---------
                           4,225,431  9,772,447    12,245,077   9,441,794    14,425,719   13,697,066        886,810
Receivable from
 Minnesota Life for
 policy purchase
 payments...............      28,227        --         12,937       9,195         8,587       17,275            --
Receivable from Advantus
 Series Fund, Inc. for
 investments sold.......         --       3,791           --          --            --           --             930
                          ----------  ---------    ----------   ---------    ----------   ----------      ---------
   Total Assets.........   4,253,658  9,776,238    12,258,014   9,450,989    14,434,306   13,714,341        887,740
                          ----------  ---------    ----------   ---------    ----------   ----------      ---------
      Liabilities
      -----------
Payable to Minnesota
 Life for policy
 withdrawals and
 mortality and expense
 charges................         --       3,791           --          --            --           --             930
Payable to Advantus
 Series Fund, Inc. for
 investments purchased..      28,227        --         12,937       9,195         8,587       17,275            --
                          ----------  ---------    ----------   ---------    ----------   ----------      ---------
   Total Liabilities....      28,227      3,791        12,937       9,195         8,587       17,275            930
                          ----------  ---------    ----------   ---------    ----------   ----------      ---------
NET ASSETS APPLICABLE TO
 POLICY OWNERS..........  $4,225,431  9,772,447    12,245,077   9,441,794    14,425,719   13,697,066        886,810
                          ==========  =========    ==========   =========    ==========   ==========      =========
UNITS OUTSTANDING.......   5,985,912  7,981,235    14,805,889   8,892,303    22,458,144   21,590,583      1,646,164
                          ==========  =========    ==========   =========    ==========   ==========      =========
NET ASSET VALUE PER
 UNIT...................  $     0.71       1.22          0.83        1.06          0.64         0.63           0.54
                          ==========  =========    ==========   =========    ==========   ==========      =========


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                            Statements of Operations

                       Year Ended December 31, 2001


                                                               Segregated Sub-Accounts
                    ---------------------------------------------------------------------------------------------------------
                                                  Money        Asset      Mortgage      Index       Capital     International
                       Growth        Bond        Market     Allocation   Securities      500      Appreciation      Stock
                    ------------  -----------  -----------  -----------  ----------  -----------  ------------  -------------
Investment income
 (loss):
 Investment income
  distributions
  from underlying
  mutual fund
  (note 4)......... $        --     4,983,470      738,767    2,994,121   3,152,412    1,931,180      108,646      4,471,929
 Mortality and
  expense charges
  (note 3).........     (491,165)    (223,591)     (99,068)    (705,485)   (128,875)    (956,508)    (570,466)      (528,692)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Investment
    income (loss)--
    net............     (491,165)   4,759,879      639,699    2,288,636   3,023,537      974,672     (461,820)     3,943,237
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........   15,430,097          --           --    17,260,036         --     2,100,342   35,035,439     10,726,936
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........   32,325,358   12,718,450   39,657,292   34,920,599   7,083,912   50,340,055   30,789,412     35,054,667
   Cost of
    investments
    sold...........  (44,942,946) (12,500,078) (39,657,292) (43,199,057) (6,794,846) (51,670,103) (42,251,211)   (40,108,869)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
                     (12,617,588)     218,372          --    (8,278,458)    289,066   (1,330,048) (11,461,799)    (5,054,202)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net realized
    gains (losses)
    on investments.    2,812,509      218,372          --     8,981,578     289,066      770,294   23,573,640      5,672,734
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments......  (32,798,632)  (1,922,923)         --   (35,001,839) (1,372,038) (27,950,123) (57,889,110)   (23,167,320)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net gains
    (losses) on
    investments....  (29,986,123)  (1,704,550)         --   (26,020,261) (1,082,972) (27,179,829) (34,315,470)   (17,494,586)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations..... $(30,477,289)   3,055,328      639,699  (23,731,625)  1,940,565  (26,205,157) (34,777,290)   (13,551,349)
                    ============  ===========  ===========  ===========  ==========  ===========  ===========    ===========
                       Small
                      Company
                      Growth
                    ------------
Investment income
 (loss):
 Investment income
  distributions
  from underlying
  mutual fund
  (note 4).........         --
 Mortality and
  expense charges
  (note 3).........    (369,985)
                    ------------
   Investment
    income (loss)--
    net............    (369,985)
                    ------------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........  29,524,695
                    ------------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........  25,191,263
   Cost of
    investments
    sold........... (34,535,701)
                    ------------
                     (9,344,438)
                    ------------
   Net realized
    gains (losses)
    on investments.  20,180,257
                    ------------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...... (32,736,098)
                    ------------
   Net gains
    (losses) on
    investments.... (12,555,841)
                    ------------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations..... (12,925,826)
                    ============

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Operations (continued)

                       Year Ended December 31, 2001


                                                          Segregated Sub-Accounts
                    ----------------------------------------------------------------------------------------------------------
                                     Small                                                        Real    Templeton  Templeton
                        Value       Company      Global    Index 400   Macro-Cap   Micro-Cap     Estate   Developing   Asset
                        Stock        Value        Bond      Mid-Cap      Value       Growth    Securities  Markets   Strategy
                    -------------  ----------  ----------  ----------  ----------  ----------  ---------- ---------- ---------
Investment income
 (loss):
 Investment income
  distributions
  from underlying
  mutual fund
  (note 4)......... $     664,178         --       41,192     103,784      24,091         --     103,763     42,638     3,113
 Mortality and
  expense charges
  (note 3).........      (282,823)    (46,095)    (16,137)    (48,426)    (37,232)    (67,862)   (12,146)   (25,230)   (1,121)
                    -------------  ----------  ----------  ----------  ----------  ----------   --------   --------   -------
   Investment
    income (loss)--
    net............       381,355     (46,095)     25,055      55,358     (13,141)    (67,862)    91,617     17,408     1,992
                    -------------  ----------  ----------  ----------  ----------  ----------   --------   --------   -------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........           --      677,801         --      536,243         --       42,312        --         --     22,302
                    -------------  ----------  ----------  ----------  ----------  ----------   --------   --------   -------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........    16,901,000   3,797,643   1,319,057   3,781,870   2,824,631   5,854,853    801,869    447,267    30,059
   Cost of
    investments
    sold...........   (18,187,652) (3,354,004) (1,308,697) (4,095,227) (3,145,392) (7,869,211)  (773,665)  (585,211)  (32,352)
                    -------------  ----------  ----------  ----------  ----------  ----------   --------   --------   -------
                       (1,286,652)    443,639      10,360    (313,357)   (320,761) (2,014,358)    28,204   (137,944)   (2,293)
                    -------------  ----------  ----------  ----------  ----------  ----------   --------   --------   -------
 Net realized
  gains (losses)
  on investments...    (1,286,652)  1,121,440      10,360     222,886    (320,761) (1,972,046)    28,204   (137,944)   20,009
                    -------------  ----------  ----------  ----------  ----------  ----------   --------   --------   -------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments......    (5,607,004)    250,286     (91,830)   (286,186)   (199,443)  1,060,341    123,627   (334,026)  (37,278)
                    -------------  ----------  ----------  ----------  ----------  ----------   --------   --------   -------
   Net gains
    (losses) on
    investments....    (6,893,656)  1,371,726     (81,470)    (63,299)   (520,204)   (911,705)   151,831   (471,970)  (17,269)
                    -------------  ----------  ----------  ----------  ----------  ----------   --------   --------   -------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations..... $  (6,512,301)  1,325,631     (56,415)     (7,942)   (533,345)   (979,567)   243,448   (454,562)  (15,277)
                    =============  ==========  ==========  ==========  ==========  ==========   ========   ========   =======


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Operations (continued)

                       Year Ended December 31, 2001


                                                         Segregated Sub-Accounts
                         -----------------------------------------------------------------------------------------
                                                                                                     Credit Suisse
                                                  Fidelity   Fidelity VIP Janus Aspen   Janus Aspen  Global Post-
                         Franklin   Fidelity VIP    VIP        Equity-      Capital    International    Venture
                         Small Cap    Mid Cap    Contrafund     Income    Appreciation    Growth        Capital
                         ---------  ------------ ----------  ------------ ------------ ------------- -------------
Investment income
 (loss):
 Investment income
  distributions from
  underlying mutual
  fund (note 4)......... $   9,255          --       53,925      47,770       117,424       84,462          --
 Mortality and expense
  charges (note 3)......   (12,581)     (37,426)    (47,361)    (26,963)      (67,532)     (56,154)      (3,001)
                         ---------   ----------  ----------    --------    ----------   ----------     --------
   Investment income
    (loss)--net.........    (3,326)     (37,426)      6,564      20,807        49,892       28,308       (3,001)
                         ---------   ----------  ----------    --------    ----------   ----------     --------
Realized and unrealized
 gains (losses) on
 investments--net:
 Realized gain
  distributions from
  underlying mutual
  fund (note 4).........       --           --      202,250     137,457           --           --           --
                         ---------   ----------  ----------    --------    ----------   ----------     --------
 Realized gains
  (losses) on sales of
  investments:
   Proceeds from sales..   300,548    1,250,229     504,890     438,767     1,455,992      920,909       55,909
   Cost of investments
    sold................  (347,328)  (1,261,990)   (598,731)   (456,851)   (2,026,614)  (1,341,307)     (79,700)
                         ---------   ----------  ----------    --------    ----------   ----------     --------
                           (46,780)     (11,761)    (93,841)    (18,084)     (570,622)    (420,398)     (23,791)
                         ---------   ----------  ----------    --------    ----------   ----------     --------
   Net realized gains
    (losses) on
    investments.........   (46,780)     (11,761)    108,409     119,373      (570,622)    (420,398)     (23,791)
                         ---------   ----------  ----------    --------    ----------   ----------     --------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...........  (102,958)    (129,168) (1,183,704)   (299,970)   (2,783,449)  (2,439,088)    (121,417)
                         ---------   ----------  ----------    --------    ----------   ----------     --------
   Net gains (losses) on
    investments.........  (149,738)    (140,929) (1,075,295)   (180,597)   (3,354,071)  (2,859,486)    (145,208)
                         ---------   ----------  ----------    --------    ----------   ----------     --------
   Net increase
    (decrease) in net
    assets resulting
    from operations..... $(153,064)    (178,355) (1,068,731)   (159,790)   (3,304,179)  (2,831,178)    (148,209)
                         =========   ==========  ==========    ========    ==========   ==========     ========

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                            Statements of Operations

                       Year Ended December 31, 2000


                                                               Segregated Sub-Accounts
                    ---------------------------------------------------------------------------------------------------------
                                                  Money        Asset      Mortgage      Index       Capital     International
                       Growth        Bond        Market     Allocation   Securities      500      Appreciation      Stock
                    ------------  -----------  -----------  -----------  ----------  -----------  ------------  -------------
Investment income
 (loss):
 Investment income
  distributions
  from
  underlying mu-
  tual fund (note
  4)............... $      5,212    2,112,588      936,817    4,080,112   1,108,241    1,570,203          --       1,850,374
 Mortality and ex-
  pense charges
  (note 3).........     (729,923)    (181,969)     (80,622)    (879,054)    (89,203)  (1,010,396)    (778,749)      (568,755)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Investment in-
    come (loss)--
    net............     (724,711)   1,930,619      856,195    3,201,058   1,019,038      559,807     (778,749)     1,281,619
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........    5,130,650          --           --     7,953,036         --     2,901,896   13,917,040      9,637,422
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........   55,164,812   13,565,755   41,132,750   43,419,873   7,140,670   75,427,864   42,370,886     41,272,496
   Cost of invest-
    ments sold.....  (45,109,529) (14,241,769) (41,132,750) (37,482,932) (7,194,814) (59,913,661) (34,534,733)   (39,201,353)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
                      10,055,283     (676,014)         --     5,936,941     (54,144)  15,514,203    7,836,153      2,071,143
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net realized
    gains (losses)
    on
    investments....   15,185,933     (676,014)         --    13,889,977     (54,144)  18,416,099   21,753,193     11,708,565
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments......  (48,091,346)   2,270,723          --   (36,031,488)  1,006,789  (39,628,392) (37,606,998)   (12,526,840)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net gains (loss-
    es) on
    investments....  (32,905,413)   1,594,709          --   (22,141,511)    952,645  (21,212,293) (15,853,805)      (818,275)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations..... $(33,630,124)   3,525,328      856,195  (18,940,453)  1,971,683  (20,652,486) (16,632,554)       463,344
                    ============  ===========  ===========  ===========  ==========  ===========  ===========    ===========
                       Small
                      Company
                      Growth
                    ------------
Investment income
 (loss):
 Investment income
  distributions
  from
  underlying mu-
  tual fund (note
  4)...............         --
 Mortality and ex-
  pense charges
  (note 3).........    (492,562)
                    ------------
   Investment in-
    come (loss)--
    net............    (492,562)
                    ------------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........   6,218,967
                    ------------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........  33,230,539
   Cost of invest-
    ments sold..... (25,293,837)
                    ------------
                      7,936,702
                    ------------
   Net realized
    gains (losses)
    on
    investments....  14,155,669
                    ------------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...... (25,285,825)
                    ------------
   Net gains (loss-
    es) on
    investments.... (11,130,156)
                    ------------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations..... (11,622,718)
                    ============

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Operations (continued)

                       Year Ended December 31, 2000


                                                         Segregated Sub-Accounts
                    ---------------------------------------------------------------------------------------------------------
                                   Small                                                      Real    Templeton    Templeton
                                  Company     Global   Index 400   Macro-Cap   Micro-Cap     Estate   Developing     Asset
                    Value Stock    Value       Bond     Mid-Cap      Value       Growth    Securities  Markets    Strategy(b)
                    -----------  ----------  --------  ----------  ----------  ----------  ---------- ----------  -----------
Investment income
 (loss):
 Investment income
  distributions
  from underlying
  mutual fund
  (note 4)......... $   523,552      16,866       339      72,094      27,428         --     105,828      33,206       --
 Mortality and ex-
  pense charges
  (note 3).........    (278,053)    (19,640)   (9,278)    (31,275)    (27,927)    (70,150)    (5,633)    (23,360)     (138)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
   Investment in-
    come (loss)--
    net............     245,499      (2,774)   (8,939)     40,819        (499)    (70,150)   100,195       9,846      (138)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........         --          --        --      821,674      74,447   2,074,074        --          --        --
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........  19,657,783   2,355,848   842,137   4,567,272   2,294,420  10,753,190    864,100   1,939,254     6,441
   Cost of invest-
    ments sold..... (20,215,667) (2,198,774) (878,902) (4,162,490) (2,296,734) (9,909,886)  (824,499) (1,988,811)   (6,619)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
                       (557,884)    157,074   (36,765)    404,782      (2,314)    843,304     39,601     (49,557)     (178)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
   Net realized
    gains (losses)
    on investments.    (557,884)    157,074   (36,765)  1,226,456      72,133   2,917,378     39,601     (49,557)     (178)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments......    (832,518)    997,562   101,919    (416,866)   (545,206) (7,682,068)   112,628  (1,908,715)     (222)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
   Net gains
    (losses) on
    investments....  (1,390,402)  1,154,636    65,154     809,590    (473,073) (4,764,690)   152,229  (1,958,272)     (400)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations..... $(1,144,903)  1,151,862    56,215     850,409    (473,572) (4,834,840)   252,424  (1,948,426)     (538)
                    ===========  ==========  ========  ==========  ==========  ==========   ========  ==========    ======

------
(b) For the period from May 1, 2000, commencement of operations, to December 31, 2000

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Operations (continued)

                       Year Ended December 31, 2000


                                                            Segregated Sub-Accounts
                         -----------------------------------------------------------------------------------------------
                                                                                                          Warburg Pincus
                         Franklin                              Fidelity VIP   Janus Aspen    Janus Aspen   Global Post-
                           Small    Fidelity VIP Fidelity VIP    Equity-        Capital     International    Venture
                          Cap(b)     Mid Cap(a)  Contrafund(a)  Income(a)   Appreciation(a)   Growth(a)     Capital(b)
                         ---------  ------------ ------------- ------------ --------------- ------------- --------------
Investment income
 (loss):
 Investment income
  distributions from
  underlying mutual
  fund (note 4)......... $     --        21,477          157           12        105,850        111,178           --
 Mortality and expense
  charges (note 3)......    (1,845)     (20,151)     (23,385)      (7,313)       (47,816)       (33,779)         (720)
                         ---------   ----------   ----------     --------     ----------     ----------      --------
   Investment income
    (loss)--net.........    (1,845)       1,326      (23,228)      (7,301)        58,034         77,399          (720)
                         ---------   ----------   ----------     --------     ----------     ----------      --------
Realized and unrealized
 gains (losses) on
 investments--net:
 Realized gain distri-
  butions from under-
  lying mutual fund
  (note 4)..............       --            90        5,695           46          4,575        278,800        56,164
                         ---------   ----------   ----------     --------     ----------     ----------      --------
 Realized gains
  (losses) on sales of
  investments:
   Proceeds from sales..    75,566    3,387,723    1,164,646      322,838      4,429,333      1,631,765        23,766
   Cost of investments
    sold................   (76,540)  (3,651,043)  (1,168,703)    (317,977)    (4,609,508)    (1,666,512)      (23,811)
                         ---------   ----------   ----------     --------     ----------     ----------      --------
                              (974)    (263,320)      (4,057)       4,861       (180,175)       (34,747)          (45)
                         ---------   ----------   ----------     --------     ----------     ----------      --------
   Net realized gains
    (losses) on invest-
    ments...............      (974)    (263,230)       1,638        4,907       (175,600)       244,053        56,119
                         ---------   ----------   ----------     --------     ----------     ----------      --------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...........  (225,528)     512,109     (476,574)     257,635     (3,221,301)    (3,070,655)     (162,182)
                         ---------   ----------   ----------     --------     ----------     ----------      --------
   Net gains (losses) on
    investments.........  (226,502)     248,879     (474,936)     262,542     (3,396,901)    (2,826,602)     (106,063)
                         ---------   ----------   ----------     --------     ----------     ----------      --------
   Net increase (de-
    crease) in net as-
    sets resulting from
    operations.......... $(228,347)     250,205     (498,164)     255,241     (3,338,867)    (2,749,203)     (106,783)
                         =========   ==========   ==========     ========     ==========     ==========      ========

------
(a) For the period from February 1, 2000, commencement of operations, to December 31, 2000
(b) For the period from May 1, 2000, commencement of operations, to December 31, 2000

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                            Statements of Operations

                          Year Ended December 31, 1999

                                                               Segregated Sub-Accounts
                    ---------------------------------------------------------------------------------------------------------
                                                  Money        Asset      Mortgage      Index       Capital     International
                       Growth        Bond        Market     Allocation   Securities      500      Appreciation      Stock
                    ------------  -----------  -----------  -----------  ----------  -----------  ------------  -------------
Investment income
 (loss):
 Investment income
  distributions
  from underlying
  mutual fund
  (note 4)......... $    506,360    1,626,766      616,032    6,527,423     833,516    2,856,661          --       2,400,935
 Mortality and
  expense charges
  (note 3).........     (592,113)    (162,488)     (66,448)    (751,238)    (72,636)    (833,392)    (626,087)      (493,146)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Investment
    income (loss)--
    net............      (85,753)   1,464,278      549,584    5,776,185     760,880    2,023,269     (626,087)     1,907,789
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........    2,985,736      654,481          --     7,241,701         --     2,139,618   16,619,653      4,664,200
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........   43,353,091   12,967,909   26,634,486   31,970,185   4,632,062   42,082,164   31,217,758     34,347,541
   Cost of
    investments
    sold...........  (36,042,059) (13,523,189) (26,634,486) (27,553,460) (4,634,891) (30,803,572) (26,385,087)   (32,044,170)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
                       7,311,032     (555,280)         --     4,416,725      (2,829)  11,278,592    4,832,671      2,303,371
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net realized
    gains (losses)
    on investments.   10,296,768       99,201          --    11,658,426      (2,829)  13,418,210   21,452,323      6,967,570
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments......   18,859,069   (2,605,774)         --     4,617,276    (542,263)  15,240,028    6,730,186     10,363,042
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net gains
    (losses) on
    investments....   29,155,837   (2,506,573)         --    16,275,702    (545,092)  28,658,238   28,182,509     17,330,612
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations..... $ 29,070,084   (1,042,295)     549,584   22,051,887     215,788   30,681,507   27,556,422     19,238,401
                    ============  ===========  ===========  ===========  ==========  ===========  ===========    ===========
                       Small
                      Company
                      Growth
                    ------------
Investment income
 (loss):
 Investment income
  distributions
  from underlying
  mutual fund
  (note 4).........         --
 Mortality and
  expense charges
  (note 3).........    (325,988)
                    ------------
   Investment
    income (loss)--
    net............    (325,988)
                    ------------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........         --
                    ------------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........  24,364,340
   Cost of
    investments
    sold........... (22,537,893)
                    ------------
                      1,826,447
                    ------------
   Net realized
    gains (losses)
    on investments.   1,826,447
                    ------------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments......  27,746,862
                    ------------
   Net gains
    (losses) on
    investments....  29,573,309
                    ------------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations.....  29,247,321
                    ============


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Operations (continued)

                          Year ended December 31, 1999

                                                        Segregated Sub-Accounts
                         -------------------------------------------------------------------------------------------
                                        Small                                                             Templeton
                            Value      Company    Global   Index 400   Macro-Cap  Micro-Cap   Real Estate Developing
                            Stock       Value      Bond     Mid-Cap      Value      Growth    Securities   Markets
                         ------------  --------  --------  ----------  ---------  ----------  ----------- ----------
Investment income
 (loss):
 Investment income
  distributions from
  underlying mutual
  fund (note 4)......... $  1,547,297    28,039    30,022      17,227    16,884          --      34,702      11,707
 Mortality and expense
  charges (note 3)......     (268,331)   (7,359)   (3,636)    (11,621)  (11,281)     (13,660)    (2,028)     (5,284)
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
   Investment income
    (loss)--net.........    1,278,966    20,680    26,386       5,606     5,603      (13,660)    32,674       6,423
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
Realized and unrealized
 gains (losses) on
 investments--net:
 Realized gain
  distributions from
  underlying mutual
  fund (note 4).........          --        --      2,202     244,929   129,047          --         --          --
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
 Realized gains
  (losses) on sales of
  investments:
   Proceeds from sales..   20,529,800   703,644   491,697   1,602,249   779,516    2,864,382    419,002     211,340
   Cost of investments
    sold................  (20,082,330) (704,456) (518,288) (1,548,875) (761,003)  (2,299,612)  (421,895)   (245,020)
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
                              447,470      (812)  (26,591)     53,374    18,513      564,770     (2,893)    (33,680)
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
   Net realized (losses)
    gains on
    investments.........      447,470      (812)  (24,389)    298,303   147,560      564,770     (2,893)    (33,680)
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...........   (1,892,941)   (8,937)  (50,201)    149,835        18    3,431,535    (47,990)    813,548
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
   Net gains (losses) on
    investments.........   (1,445,471)   (9,749)  (74,590)    448,138   147,578    3,996,305    (50,883)    779,868
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
   Net increase
    (decrease) in net
    assets resulting
    from operations..... $   (166,505)   10,931   (48,204)    453,744   153,181    3,982,645    (18,209)    786,291
                         ============  ========  ========  ==========  ========   ==========   ========    ========


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Changes in Net Assets

                       Year Ended December 31, 2001


                                                              Segregated Sub-Accounts
                   ---------------------------------------------------------------------------------------------------------
                                                 Money        Asset      Mortgage      Index       Capital     International
                      Growth        Bond        Market     Allocation   Securities      500      Appreciation      Stock
                   ------------  -----------  -----------  -----------  ----------  -----------  ------------  -------------
Operations:
 Investment
  income (loss)--
  net............  $   (491,165)   4,759,879      639,699    2,288,636   3,023,537      974,672     (461,820)     3,943,237
 Net realized
  gains (losses)
  on investments.     2,812,509      218,372          --     8,981,578     289,066      770,294   23,573,640      5,672,734
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....   (32,798,632)  (1,922,923)         --   (35,001,839) (1,372,038) (27,950,123) (57,889,110)   (23,167,320)
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Net increase (de-
 crease) in net
 assets resulting
 from operations.   (30,477,289)   3,055,328      639,699  (23,731,625)  1,940,565  (26,205,157) (34,777,290)   (13,551,349)
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Policy
 transactions
 (notes 3, 4 and
 5):
 Policy purchase
  payments.......    36,443,049   17,004,582   36,614,649   37,625,709  14,502,761   78,637,620   28,362,944     35,550,253
 Policy
  withdrawals and
  charges........   (31,834,192) (12,494,859) (39,558,224) (34,215,113) (6,955,036) (49,383,547) (30,218,946)   (34,525,975)
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase in net
 assets from
 policy
 transactions....     4,608,857    4,509,723   (2,943,575)   3,410,596   7,547,726   29,254,073   (1,856,002)     1,024,278
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase
 (decrease) in
 net assets......   (25,868,432)   7,565,051   (2,303,876) (20,321,029)  9,488,291    3,048,916  (36,633,292)   (12,527,071)
Net assets at the
 beginning of
 year............   119,523,224   40,634,864   21,309,858  159,754,120  21,219,772  195,384,333  140,006,849    116,263,709
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Net assets at the
 end of year.....  $ 93,654,792   48,199,915   19,005,982  139,433,091  30,708,062  198,433,249  103,373,557    103,736,638
                   ============  ===========  ===========  ===========  ==========  ===========  ===========    ===========
                      Small
                     Company
                     Growth
                   ------------
Operations:
 Investment
  income (loss)--
  net............     (369,985)
 Net realized
  gains (losses)
  on investments.   20,180,257
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....  (32,736,098)
                   ------------
Net increase (de-
 crease) in net
 assets resulting
 from operations.  (12,925,826)
                   ------------
Policy
 transactions
 (notes 3, 4 and
 5):
 Policy purchase
  payments.......   29,304,332
 Policy
  withdrawals and
  charges........  (24,821,277)
                   ------------
Increase in net
 assets from
 policy
 transactions....    4,483,055
                   ------------
Increase
 (decrease) in
 net assets......   (8,442,771)
Net assets at the
 beginning of
 year............   88,964,798
                   ------------
Net assets at the
 end of year.....   80,522,027
                   ============


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Changes in Net Assets (continued)

                       Year Ended December 31, 2001


                                                         Segregated Sub-Accounts
                   ----------------------------------------------------------------------------------------------------------
                                  Small                                                                 Templeton   Templeton
                                 Company      Global    Index 400   Macro-Cap   Micro-Cap   Real Estate Developing    Asset
                   Value Stock    Value        Bond      Mid-Cap      Value       Growth    Securities   Markets    Strategy
                   -----------  ----------  ----------  ----------  ----------  ----------  ----------- ----------  ---------
Operations:
 Investment
  income (loss)--
  net............  $   381,355     (46,095)     25,055      55,358     (13,141)    (67,862)     91,617     17,408      1,992
 Net realized
  gains (losses)
  on investments.   (1,286,652)  1,121,440      10,360     222,886    (320,761) (1,972,046)     28,204   (137,944)    20,009
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments ...   (5,607,004)    250,286     (91,830)   (286,186)   (199,443)  1,060,341     123,627   (334,026)   (37,278)
                   -----------  ----------  ----------  ----------  ----------  ----------   ---------  ---------    -------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......   (6,512,301)  1,325,631     (56,415)     (7,942)   (533,345)   (979,567)    243,448   (454,562)   (15,277)
                   -----------  ----------  ----------  ----------  ----------  ----------   ---------  ---------    -------
Policy
 transactions
 (notes 3, 4 and
 5):
 Policy purchase
  payments.......   20,657,532  10,789,604   2,589,770   8,604,675   5,444,446   7,098,969   1,881,044  1,306,042    360,874
 Policy
  withdrawals and
  charges........  (16,618,178) (3,751,548) (1,302,920) (3,733,443) (2,787,399) (5,786,991)   (789,723)  (422,037)   (28,938)
                   -----------  ----------  ----------  ----------  ----------  ----------   ---------  ---------    -------
Increase in net
 assets from
 policy
 transactions....    4,039,354   7,038,056   1,286,850   4,871,231   2,657,047   1,311,978   1,091,321    884,005    331,936
                   -----------  ----------  ----------  ----------  ----------  ----------   ---------  ---------    -------
Increase
 (decrease) in
 net assets......   (2,472,947)  8,363,687   1,230,435   4,863,289   2,123,702     332,411   1,334,769    429,443    316,659
Net assets at the
 beginning of
 period..........   58,522,611   5,796,172   2,581,576   7,834,364   6,636,297  14,805,641   1,924,616  4,886,144     93,555
                   -----------  ----------  ----------  ----------  ----------  ----------   ---------  ---------    -------
Net assets at the
 end of period...  $56,049,664  14,159,859   3,812,011  12,697,653   8,759,999  15,138,052   3,259,385  5,315,587    410,214
                   ===========  ==========  ==========  ==========  ==========  ==========   =========  =========    =======


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Changes in Net Assets (continued)

                       Year Ended December 31, 2001


                                                           Segregated Sub-Accounts
                          -------------------------------------------------------------------------------------------
                                                                                                        Credit Suisse
                                                                Fidelity VIP Janus Aspen   Janus Aspen  Global Post-
                           Franklin   Fidelity VIP Fidelity VIP   Equity-      Capital    International    Venture
                          Small Cap     Mid Cap     Contrafund     Income    Appreciation    Growth        Capital
                          ----------  ------------ ------------ ------------ ------------ ------------- -------------
Operations:
 Investment income
  (loss)--net...........  $   (3,326)     (37,426)       6,564      20,807        49,892       28,308       (3,001)
 Net realized gains
  (losses) on
  investments...........     (46,780)     (11,761)     108,409     119,373      (570,622)    (420,398)     (23,791)
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...........    (102,958)    (129,168)  (1,183,704)   (299,970)   (2,783,449)  (2,439,088)    (121,417)
                          ----------   ----------   ----------   ---------    ----------   ----------     --------
Net increase (decrease)
 in net assets resulting
 from operations........    (153,064)    (178,355)  (1,068,731)   (159,790)   (3,304,179)  (2,831,178)    (148,209)
                          ----------   ----------   ----------   ---------    ----------   ----------     --------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase
  payments..............   3,248,126    3,875,225    6,090,831   7,207,656     5,500,690    7,310,053      634,794
 Policy withdrawals and
  charges...............    (287,967)  (1,212,804)    (457,530)   (411,804)   (1,388,460)    (864,755)     (52,908)
                          ----------   ----------   ----------   ---------    ----------   ----------     --------
Increase in net assets
 from policy
 transactions...........   2,960,159    2,662,421    5,633,301   6,795,852     4,112,230    6,445,298      581,886
                          ----------   ----------   ----------   ---------    ----------   ----------     --------
Increase (decrease) in
 net assets.............   2,807,095    2,484,066    4,564,570   6,636,062       808,051    3,614,120      433,677
Net assets at the
 beginning of period....   1,418,336    7,288,381    7,680,507   2,805,732    13,617,668   10,082,946      453,133
                          ----------   ----------   ----------   ---------    ----------   ----------     --------
Net assets at the end of
 period.................  $4,225,431    9,772,447   12,245,077   9,441,794    14,425,719   13,697,066      886,810
                          ==========   ==========   ==========   =========    ==========   ==========     ========


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Changes in Net Assets

                       Year Ended December 31, 2000


                                                              Segregated Sub-Accounts
                   ---------------------------------------------------------------------------------------------------------
                                                 Money        Asset      Mortgage      Index       Capital     International
                      Growth        Bond        Market     Allocation   Securities      500      Appreciation      Stock
                   ------------  -----------  -----------  -----------  ----------  -----------  ------------  -------------
Operations:
 Investment
  income (loss)--
  net............  $   (724,711)   1,930,619      856,195    3,201,058   1,019,038      559,807     (778,749)     1,281,619
 Net realized
  gains (losses)
  on investments.    15,185,933     (676,014)         --    13,889,977     (54,144)  18,416,099   21,753,193     11,708,565
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....   (48,091,346)   2,270,723          --   (36,031,488)  1,006,789  (39,628,392) (37,606,998)   (12,526,840)
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......   (33,630,124)   3,525,328      856,195  (18,940,453)  1,971,683  (20,652,486) (16,632,554)       463,344
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Policy
 transactions
 (notes 3, 4
 and 5):
 Policy purchase
  payments.......    58,318,473   16,110,452   46,097,340   46,470,357  10,481,472   89,737,450   40,464,314     40,775,566
 Policy
  withdrawals and
  charges........   (54,434,889) (13,383,786) (41,052,128) (42,540,819) (7,051,467) (74,417,468) (41,592,137)   (40,703,741)
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase in net
 assets from
 policy
 transactions....     3,883,584    2,726,666    5,045,212    3,929,538   3,430,005   15,319,982   (1,127,823)        71,825
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase
 (decrease) in
 net assets......   (29,746,540)   6,251,994    5,901,407  (15,010,915)  5,401,688   (5,332,504) (17,760,377)       535,169
Net assets at the
 beginning
 of year.........   149,269,764   34,382,870   15,408,451  174,765,035  15,818,084  200,716,837  157,767,226    115,728,540
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Net assets at the
 end of year.....  $119,523,224   40,634,864   21,309,858  159,754,120  21,219,772  195,384,333  140,006,849    116,263,709
                   ============  ===========  ===========  ===========  ==========  ===========  ===========    ===========
                      Small
                     Company
                     Growth
                   ------------
Operations:
 Investment
  income (loss)--
  net............     (492,562)
 Net realized
  gains (losses)
  on investments.   14,155,669
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....  (25,285,825)
                   ------------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......  (11,622,718)
                   ------------
Policy
 transactions
 (notes 3, 4
 and 5):
 Policy purchase
  payments.......   37,837,369
 Policy
  withdrawals and
  charges........  (32,737,977)
                   ------------
Increase in net
 assets from
 policy
 transactions....    5,099,392
                   ------------
Increase
 (decrease) in
 net assets......   (6,523,326)
Net assets at the
 beginning
 of year.........   95,488,124
                   ------------
Net assets at the
 end of year.....   88,964,798
                   ============


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Changes in Net Assets (continued)

                       Year Ended December 31, 2000


                                                          Segregated Sub-Accounts
                   -------------------------------------------------------------------------------------------------------------
                                   Small                                                                 Templeton    Templeton
                      Value       Company     Global    Index 400   Macro-Cap    Micro-Cap   Real Estate Developing     Asset
                      Stock        Value       Bond      Mid-Cap      Value       Growth     Securities   Markets    Strategy(b)
                   ------------  ----------  ---------  ----------  ----------  -----------  ----------- ----------  -----------
Operations:
 Investment
  income (loss)--
  net............  $    245,499      (2,774)    (8,939)     40,819        (499)     (70,150)    100,195       9,846       (138)
 Net realized
  gains (losses)
  on
  investments....      (557,884)    157,074    (36,765)  1,226,456      72,133    2,917,378      39,601     (49,557)      (178)
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....      (832,518)    997,562    101,919    (416,866)   (545,206)  (7,682,068)    112,628  (1,908,715)      (222)
                   ------------  ----------  ---------  ----------  ----------  -----------   ---------  ----------    -------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......    (1,144,903)  1,151,862     56,215     850,409    (473,572)  (4,834,840)    252,424  (1,948,426)      (538)
                   ------------  ----------  ---------  ----------  ----------  -----------   ---------  ----------    -------
Policy transac-
 tions (notes 3,
 4 and 5):
 Policy purchase
  payments.......    22,009,354   4,618,670  2,071,336   7,252,589   5,425,533   19,547,195   1,872,341   4,951,752    100,396
 Policy
  withdrawals and
  charges........   (19,379,730) (2,336,208)  (832,859) (4,535,997) (2,266,493) (10,683,040)   (858,467) (1,915,893)    (6,303)
                   ------------  ----------  ---------  ----------  ----------  -----------   ---------  ----------    -------
Increase in net
 assets from
 policy
 transactions....     2,629,624   2,282,462  1,238,477   2,716,592   3,159,040    8,864,155   1,013,874   3,035,859     94,093
                   ------------  ----------  ---------  ----------  ----------  -----------   ---------  ----------    -------
Increase
 (decrease) in
 net assets......     1,484,721   3,434,324  1,294,692   3,567,001   2,685,468    4,029,315   1,266,298   1,087,433     93,555
Net assets at the
 beginning of
 period..........    57,037,890   2,361,848  1,286,884   4,267,363   3,950,829   10,776,326     658,318   3,798,711        --
                   ------------  ----------  ---------  ----------  ----------  -----------   ---------  ----------    -------
Net assets at the
 end of period...  $ 58,522,611   5,796,172  2,581,576   7,834,364   6,636,297   14,805,641   1,924,616   4,886,144     93,555
                   ============  ==========  =========  ==========  ==========  ===========   =========  ==========    =======

------
(b) For the period from May 1, 2000, commencement of operations, to December 31, 2000


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Changes in Net Assets (continued)

                       Year Ended December 31, 2000


                                                              Segregated Sub-Accounts
                         -------------------------------------------------------------------------------------------------
                                                                                                            Warburg Pincus
                                                                 Fidelity VIP   Janus Aspen    Janus Aspen   Global Post-
                           Franklin   Fidelity VIP Fidelity VIP    Equity-        Capital     International    Venture
                         Small Cap(b)  Mid Cap(a)  Contrafund(a)  Income(a)   Appreciation(a)   Growth(a)     Capital(b)
                         ------------ ------------ ------------- ------------ --------------- ------------- --------------
Operations:
 Investment income
  (loss)--net..........   $   (1,845)       1,326      (23,228)      (7,301)        58,034         77,399          (720)
 Net realized gains
  (losses) on
  investments..........         (974)    (263,230)       1,638        4,907       (175,600)       244,053        56,119
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments..........     (225,528)     512,109     (476,574)     257,635     (3,221,301)    (3,070,655)     (162,182)
                          ----------   ----------   ----------    ---------     ----------     ----------      --------
Net increase (decrease)
 in net assets
 resulting from
 operations............     (228,347)     250,205     (498,164)     255,241     (3,338,867)    (2,749,203)     (106,783)
                          ----------   ----------   ----------    ---------     ----------     ----------      --------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase
  payments.............    1,720,405   10,405,748    9,319,932    2,866,015     21,338,051     14,430,135       582,962
 Policy withdrawals and
  charges..............      (73,722)  (3,367,572)  (1,141,261)    (315,524)    (4,381,516)    (1,597,986)      (23,046)
                          ----------   ----------   ----------    ---------     ----------     ----------      --------
Increase in net assets
 from policy
 transactions..........    1,646,683    7,038,176    8,178,671    2,550,491     16,956,535     12,832,149       559,916
                          ----------   ----------   ----------    ---------     ----------     ----------      --------
Increase (decrease) in
 net assets............    1,418,336    7,288,381    7,680,507    2,805,732     13,617,668     10,082,946       453,133
Net assets at the
 beginning of period...          --           --           --           --             --             --            --
                          ----------   ----------   ----------    ---------     ----------     ----------      --------
Net assets at the end
 of period.............   $1,418,336    7,288,381    7,680,507    2,805,732     13,617,668     10,082,946       453,133
                          ==========   ==========   ==========    =========     ==========     ==========      ========

------
(a) For the period from February 1, 2000, commencement of operations, to December 31, 2000
(b) For the period from May 1, 2000, commencement of operations, to December 31, 2000


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Changes in Net Assets

                          Year Ended December 31, 1999

                                                              Segregated Sub-Accounts
                   ---------------------------------------------------------------------------------------------------------
                                                 Money        Asset      Mortgage      Index       Capital     International
                      Growth        Bond        Market     Allocation   Securities      500      Appreciation      Stock
                   ------------  -----------  -----------  -----------  ----------  -----------  ------------  -------------
Operations:
 Investment
  income (loss)--
  net............  $    (85,753)   1,464,278      549,584    5,776,185     760,880    2,023,269     (626,087)     1,907,789
 Net realized
  gains (losses)
  on investments.    10,296,768       99,201          --    11,658,426      (2,829)  13,418,210   21,452,323      6,967,570
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....    18,859,069   (2,605,774)         --     4,617,276    (542,263)  15,240,028    6,730,186     10,363,042
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......    29,070,084   (1,042,295)     549,584   22,051,887     215,788   30,681,507   27,556,422     19,238,401
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Policy
 transactions
 (notes 3, 4 and
 5):
 Policy purchase
  payments.......    58,717,519   17,573,124   31,178,806   44,726,919   7,045,702   73,108,305   37,490,912     39,449,982
 Policy
  withdrawals and
  charges........   (42,760,978) (12,805,421) (26,568,038) (31,218,947) (4,559,427) (41,248,772) (30,591,671)   (33,854,395)
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase in net
 assets from
 policy
 transactions....    15,956,541    4,767,703    4,610,768   13,507,972   2,486,275   31,859,533    6,899,241      5,595,587
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase in net
 assets..........    45,026,625    3,725,408    5,160,352   35,559,859   2,702,063   62,541,040   34,455,663     24,833,988
Net assets at the
 beginning
 of year.........   104,243,139   30,657,462   10,248,099  139,205,176  13,116,021  138,175,797  123,311,563     90,894,552
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Net assets at the
 end of year.....  $149,269,764   34,382,870   15,408,451  174,765,035  15,818,084  200,716,837  157,767,226    115,728,540
                   ============  ===========  ===========  ===========  ==========  ===========  ===========    ===========
                      Small
                     Company
                     Growth
                   ------------
Operations:
 Investment
  income (loss)--
  net............     (325,988)
 Net realized
  gains (losses)
  on investments.    1,826,447
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....   27,746,862
                   ------------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......   29,247,321
                   ------------
Policy
 transactions
 (notes 3, 4 and
 5):
 Policy purchase
  payments.......   28,401,864
 Policy
  withdrawals and
  charges........  (24,038,352)
                   ------------
Increase in net
 assets from
 policy
 transactions....    4,363,512
                   ------------
Increase in net
 assets..........   33,610,833
Net assets at the
 beginning
 of year.........   61,877,291
                   ------------
Net assets at the
 end of year.....   95,488,124
                   ============


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Changes in Net Assets (continued)

                          Year Ended December 31, 1999

                                                          Segregated Sub-Accounts
                          ---------------------------------------------------------------------------------------------
                                          Small                                                              Templeton
                             Value       Company    Global    Index 400   Macro-Cap  Micro-Cap   Real Estate Developing
                             Stock        Value      Bond      Mid-Cap      Value      Growth    Securities   Markets
                          ------------  ---------  ---------  ----------  ---------  ----------  ----------- ----------
Operations:
 Investment income
  (loss)--net...........  $  1,278,966     20,680     26,386       5,606      5,603     (13,660)    32,674       6,423
 Net realized gains
  (losses) on
  investments...........       447,470       (812)   (24,389)    298,303    147,560     564,770     (2,893)    (33,680)
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...........    (1,892,941)    (8,937)   (50,201)    149,835         18   3,431,535    (47,990)    813,548
                          ------------  ---------  ---------  ----------  ---------  ----------   --------   ---------
Net increase (decrease)
 in net assets resulting
 from operations........      (166,505)    10,931    (48,204)    453,744    153,181   3,982,645    (18,209)    786,291
                          ------------  ---------  ---------  ----------  ---------  ----------   --------   ---------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase
  payments..............    25,802,197  2,273,267  1,496,270   4,320,045  3,691,232   8,888,408    846,906   2,969,560
 Policy withdrawals and
  charges...............   (20,261,470)  (696,285)  (488,062) (1,590,628)  (768,235) (2,850,722)  (416,974)   (625,851)
                          ------------  ---------  ---------  ----------  ---------  ----------   --------   ---------
Increase in net assets
 from policy
 transactions...........     5,540,727  1,576,982  1,008,208   2,729,417  2,922,997   6,037,686    429,932   2,343,709
                          ------------  ---------  ---------  ----------  ---------  ----------   --------   ---------
Increase in net assets..     5,374,222  1,587,913    960,004   3,183,161  3,076,178  10,020,331    411,723   3,130,000
Net assets at the
 beginning of year......    51,663,668    773,935    326,880   1,084,202    874,651     755,995    246,595     668,711
                          ------------  ---------  ---------  ----------  ---------  ----------   --------   ---------
Net assets at the end of
 year...................  $ 57,037,890  2,361,848  1,286,884   4,267,363  3,950,829  10,776,326    658,318   3,798,711
                          ============  =========  =========  ==========  =========  ==========   ========   =========


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account

Notes to Financial Statements

(1)Organization
The Minnesota Life Variable Life Account (the Account) was established on October 21, 1985 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently three types of variable life policies each consisting of twenty-five segregated sub-accounts to which policy owners may allocate their purchase payments. The financial statements presented herein include three types of variable life policies, Variable Adjustable Life, Variable Adjustable Life Second Death and Variable Adjustable Life Horizon offered by the Account.

   The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable Life policy owners allocate their purchase payments to one or more of the twenty-five segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc. (the Fund), Franklin Templeton Variable Insurance Products Trust, Fidelity Variable Insurance Products Funds, Janus Aspen Series, and Credit Suisse Trust, formerly Warburg Pincus Trust, (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Global Bond Portfolio which is non-diversified), open-end management investment company.

   Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Market Securities, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth, and Credit Suisse Global Post-Venture Capital, formerly Warburg Pincus Global Post-Venture Capital, segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro- Cap Growth, and Real Estate Securities Portfolios of the Fund, Templeton Developing Market Securities, Templeton Asset Strategy, and Franklin Small Cap Funds of Franklin Templeton Variable Insurance Products Trust, Fidelity VIP Mid Cap, Fidelity VIP Contrafund and Fidelity VIP Equity-Income Portfolios of Fidelity Variable Insurance Product Funds, Capital Appreciation Portfolio and International Growth Portfolio of Janus Aspen Series, and Global Post-Venture Capital Portfolio of Credit Suisse Trust, formerly Warburg Pincus Trust, respectively.

   Securian Financial Services, Inc., formerly Ascend Financial Services, Inc., acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Fund. Securian Financial Services, Inc., is a wholly owned subsidiary of Advantus Capital Management, Inc., which in turn is a wholly owned subsidiary of Minnesota Life.

(2)Summary of Significant Accounting Policies
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Investments in Underlying Funds
Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date.

Minnesota Life Variable Life Account

(3) Expenses and Related Party Transactions

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to .50 percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account.

   Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

    A basic sales load of up to 7 percent is deducted from each premium payment. A first year sales load not to exceed 44 percent may also be deducted. Total sales charges deducted from premium payments for the years ended December 31, 2001, 2000 and 1999 amounted to $28,871,146, $26,658,767 and $25,083,967, respectively.

  An underwriting charge is deducted from first year purchase payments in an amount not to exceed $5 per $1000 face amount of insurance for Variable Adjustable Life policies and $10 per $1,000 face amount of insurance for Variable Adjustable Life Second Death policies. The amount may vary by the age of the insured and the premium level for a given amount of insurance. The underwriting charge is paid for administrative costs associated with issuance or adjustment of policies. Total underwriting charges deducted from premium payments for the years ended December 31, 2001, 2000 and 1999 amounted to $9,530,725, $10,257,326 and $11,334,978, respectively.

    A premium tax charge in the amount of 2.5 percent is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. Premium taxes are paid to state and local governments. Total premium payments for the years ended December 31, 2001, 2000 and 1999 amounted to $7,331,047, $7,272,300 and $6,710,372, respectively.

    A face amount guarantee charge of 1.5 percent is deducted from each Variable Adjustable Life policy premium payment. The charge is paid for the guarantee that the death benefit will always be at least equal to the current face amount of insurance regardless of the investment performance. Total face amount guarantee charges deducted from premium payments for the years ended December 31, 2001, 2000 and 1999 amounted to $3,273,931, $3,162,904 and $2,955,662, respectively.

    Beginning in 1996, a federal tax charge of 1.25 percent is deducted from each Variable Adjustable Life Second Death policy premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2001, 2000 and 1999 amounted to $595,704, $510,279 and $445,398 respectively.

   In addition to deductions from premium payments, cash value charges (which may include an administration charge, certain transaction charges, a cost of insurance charge and a charge for sub-standard risks), if any, are assessed from the actual cash value of each policy. In addition, a face amount guarantee charge is assessed from the actual cash value of each Variable Adjustable Life Second Death policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The administration charge is $60 for each policy year for Variable Adjustable Life policies and $120 for each policy year for Variable Adjustable Life Second Death policies. The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $95 is assessed for each policy adjustment. A charge not to exceed $10 may be assessed for each transfer of actual cash value among the segregated sub-accounts. The face amount guarantee charge is guaranteed not to exceed 3 cents per thousand dollars of face amount per month.

   The following charges are associated with Variable Adjustable Life Horizon. An additional face amount charge not to exceed $5 per thousand is charged for first-year base premiums. A premium charge of 3 percent is charged on all non-repeating premiums. In addition, against the cash value of a Policy, Minnesota Life deducts a monthly policy charge of $8 plus 2 cents per thousand of the face amount. The monthly policy charge cannot exceed $10 plus 3 cents per thousand of the face amount.

Minnesota Life Variable Life Account

(3) Expenses and Related Party Transactions (continued)

   The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk class, level of scheduled premium and duration of the policy. The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard.

   To the extent the Account invests in the Advantus Series Fund, Inc. , the Account indirectly incurs management fees that are payable to Advantus Capital Management, Inc, an affiliate of Minnesota Life. The advisory fee agreement provides for payments ranging from .15% to .95% of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all of the portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to .25% of average daily net assets to Securian Financial Services, Inc., an affiliate of Minnesota Life.

   The total of cash value charges for the periods ended December 31, 2001, 2000 and 1999 for each segregated sub-account are as follows:

                                              2001        2000        1999
                                           ----------- ----------- -----------
Growth                                     $ 7,934,554 $ 8,821,553 $ 8,310,823
Bond                                         3,819,229   2,975,073   3,100,298
Money Market                                 1,923,703   1,183,095   1,052,976
Asset Allocation                            10,829,349  10,013,722   9,399,193
Mortgage Securities                          2,199,778   1,395,537   1,296,517
Index 500                                   14,992,339  13,593,559  12,217,269
Capital Appreciation                         7,295,815   7,954,096   7,862,310
International Stock                          7,874,789   7,536,824   8,122,296
Small Company Growth                         6,247,016   7,032,431   6,184,813
Value Stock                                  5,215,075   4,808,526   5,595,949
Small Company Value                            853,556     409,542     211,204
Global Bond                                    474,039     274,535     135,546
Index 400 Mid-Cap                              970,246     609,367     253,145
Macro-Cap Value                                754,558     536,238     267,783
Micro-Cap Growth                             1,445,136   1,163,042     260,034
Real Estate Securities                         203,650     100,747      58,860
Templeton Developing Markets                   523,375     382,112     153,038
Templeton Asset Strategy                        29,104       1,860         --
Franklin Small Cap                             430,059      50,289         --
Fidelity VIP Mid Cap                           834,276     291,350         --
Fidelity VIP Contrafund                      1,049,445     360,937         --
Fidelity VIP Equity-Income                     621,294     137,074         --
Janus Aspen Capital Appreciation             1,626,735     749,588         --
Janus Aspen International Growth             1,348,571     548,168         --
Credit Suisse Global Post-Venture Capital       85,841      14,646         --

Minnesota Life Variable Life Account

(4)Investment Transactions
The Account's purchases of fund shares, including reinvested dividend distributions, were as follows during the periods ended December 31, 2001, 2000 and 1999.

                                          2001       2000        1999
                                       ---------- ----------- ----------
Advantus Series Fund, Inc.:
  Growth Portfolio                     51,873,146 $63,454,335 $6,209,615
  Bond Portfolio                       21,988,052  18,223,041 19,854,371
  Money Market Portfolio               37,353,416  47,034,157 31,794,838
  Asset Allocation Portfolio           57,879,867  58,503,505 58,496,043
  Mortgage Securities Portfolio        17,655,174  11,589,713  7,879,217
  Index 500 Portfolio                  82,669,142  94,209,549 78,104,584
  Capital Appreciation Portfolio       63,507,029  54,381,355 54,110,564
  International Stock Portfolio        50,749,118  52,263,362 46,515,116
  Small Company Growth Portfolio       58,829,028  44,056,335 28,401,864
  Value Stock Portfolio                21,321,709  22,532,906 27,349,493
  Small Company Value Portfolio        11,467,405   4,635,536  2,301,306
  Global Bond Portfolio                 2,630,962   2,071,676  1,528,494
  Index 400 Portfolio                   9,244,702   8,146,356  4,582,201
  Macro-Cap Value Portfolio             5,468,537   5,527,408  3,837,163
  Micro-Cap Growth Portfolio            7,141,281  21,621,268  8,888,408
  Real Estate Securities Portfolio      1,984,807   1,978,168    881,608
Franklin Templeton Variable Insurance
 Products Trust:
  Developing Market Securities Fund     1,348,680   4,984,958  2,561,472
  Asset Strategy Fund                     386,288     100,396        --
  Franklin Small Cap Fund               3,257,381   1,720,404        --
Fidelity Variable Insurance Products
 Funds:
  VIP Mid Cap                           3,875,224  10,427,315        --
  VIP Contrafund                        6,347,005   9,325,784        --
  VIP Equity-Income                     7,392,883   2,866,074        --
Janus Aspen Series:
  Capital Appreciation                  5,618,114  21,448,477        --
  International Growth                  7,394,514  14,820,113        --
Credit Suisse Trust:
  Global Post-Venture Capital             634,794     639,126        --

Minnesota Life Variable Life Account

(5) Unit Activity from Policy Transactions
Transactions in units for each segregated sub-account for the periods ended December 31, 2001, 2000 and 1999 were as follows:

                                             Segregated Sub-Accounts
                          ---------------------------------------------------------------
                                                                     Asset      Mortgage
                            Growth         Bond     Money Market  Allocation   Securities
                          -----------  ------------ ------------- -----------  ----------
Units outstanding at De-
 cember 31, 1998           22,653,190   13,380,650     5,915,721   38,273,621   5,351,168
  Policy purchase pay-
   ments                   12,085,761    7,825,478    17,577,397   12,030,571   2,849,941
  Policy withdrawals and
   charges                 (8,791,864)  (5,707,900)  (14,955,823)  (8,380,455) (1,843,930)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 1999           25,947,087   15,498,228     8,537,295   41,923,737   6,357,179
  Policy purchase pay-
   ments                   10,373,119    7,052,522    24,910,098   11,152,483   4,055,083
  Policy withdrawals and
   charges                 (9,612,156)  (5,879,512)  (22,246,087) (10,150,179) (2,743,466)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 2000           26,708,050   16,671,238    11,201,306   42,926,041   7,668,796
  Policy purchase pay-
   ments                   10,092,456    6,633,155    18,859,729   11,613,612   4,932,718
  Policy withdrawals and
   charges                 (8,826,819)  (4,882,195)  (20,386,929) (10,505,230) (2,368,293)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 2001           27,973,687   18,422,198     9,674,106   44,034,423  10,233,221
                          ===========   ==========   ===========  ===========  ==========
                                             Segregated Sub-Accounts
                          ---------------------------------------------------------------
                                                                     Small
                                         Capital    International   Company      Value
                           Index 500   Appreciation     Stock       Growth       Stock
                          -----------  ------------ ------------- -----------  ----------
Units outstanding at De-
 cember 31, 1998           28,132,934   24,802,737    42,958,209   33,912,334  23,718,362
  Policy purchase pay-
   ments                   13,741,224    7,710,867    17,300,757   15,198,270  11,861,976
  Policy withdrawals and
   charges                 (7,741,338)  (6,286,726)  (14,966,655) (12,990,113) (9,320,272)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 1999           34,132,820   26,226,878    45,292,311   36,120,491  26,260,066
  Policy purchase pay-
   ments                   15,671,123    6,766,062    16,214,514   14,275,499  10,514,173
  Policy withdrawals and
   charges                (12,957,576)  (6,949,934)  (16,141,115) (12,237,218) (9,260,172)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 2000           36,846,367   26,043,006    45,365,710   38,158,772  27,514,067
  Policy purchase pay-
   ments                   16,340,207    6,492,561    15,373,005   15,595,439  10,458,089
  Policy withdrawals and
   charges                (10,330,549)  (6,912,248)  (14,929,091) (13,104,625) (8,404,134)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 2001           42,856,025   25,623,319    45,809,624   40,649,586  29,568,022
                          ===========   ==========   ===========  ===========  ==========
                                             Segregated Sub-Accounts
                          ---------------------------------------------------------------
                             Small
                            Company                   Index 400    Macro-Cap   Micro-Cap
                             Value     Global Bond     Mid-Cap       Value       Growth
                          -----------  ------------ ------------- -----------  ----------
Units outstanding at De-
 cember 31, 1998              894,678      293,075     1,020,446      823,503     733,049
  Policy purchase pay-
   ments                    2,780,613    1,433,901     3,949,094    3,370,441   5,320,722
  Policy withdrawals and
   charges                   (843,926)    (469,193)   (1,460,522)    (705,334) (1,831,687)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 1999            2,831,365    1,257,783     3,509,018    3,488,610   4,222,084
  Policy purchase pay-
   ments                    5,227,673    2,083,008     5,429,416    4,876,566   7,642,693
  Policy withdrawals and
   charges                 (2,605,000)    (837,019)   (3,361,612)  (2,031,244) (4,486,590)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 2000            5,454,038    2,503,772     5,576,822    6,333,932   7,378,187
  Policy purchase pay-
   ments                    9,471,238    2,531,731     6,459,355    5,649,808   4,533,833
  Policy withdrawals and
   charges                 (3,336,364)  (1,271,712)   (2,852,833)  (2,876,719) (3,357,918)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 2001           11,588,912    3,763,791     9,183,344    9,107,021   8,554,102
                          ===========   ==========   ===========  ===========  ==========

Minnesota Life Variable Life Account

(5) Unit Activity from Policy Transactions (continued)

                                                 Segregated Sub-Accounts
                          ---------------------------------------------------------------------
                                         Templeton    Templeton
                          Real Estate   Developing      Asset       Franklin     Fidelity VIP
                           Securities     Markets      Strategy     Small Cap       Mid Cap
                          ------------ ------------- ------------ ------------- ---------------
Units outstanding at De-
 cember 31, 1998              284,627      778,238           --           --             --
  Policy purchase pay-
   ments                      978,387    2,737,134           --           --             --
  Policy withdrawals and
   charges                   (468,724)    (616,581)          --           --             --
                           ----------   ----------    ----------   ----------     ----------
Units outstanding at De-
 cember 31, 1999              794,290    2,898,791           --           --             --
  Policy purchase pay-
   ments                    1,946,044    4,631,383       100,338    1,845,818      9,461,234
  Policy withdrawals and
   charges                   (889,463)  (2,015,994)       (7,253)    (151,662)    (3,746,636)
                           ----------   ----------    ----------   ----------     ----------
Units outstanding at De-
 cember 31, 2000            1,850,871    5,514,180        93,085    1,694,156      5,714,598
  Policy purchase pay-
   ments                    1,769,749    3,634,296       486,132    6,101,083      5,643,131
  Policy withdrawals and
   charges                   (746,994)  (2,589,553)     (123,717)  (1,809,327)    (3,376,494)
                           ----------   ----------    ----------   ----------     ----------
Units outstanding at De-
 cember 31, 2001            2,873,626    6,558,923       455,500    5,985,912      7,981,235
                           ==========   ==========    ==========   ==========     ==========
                                                 Segregated Sub-Accounts
                          ---------------------------------------------------------------------
                                                     Janus Aspen   Janus Aspen   Credit Suisse
                          Fidelity VIP Fidelity VIP    Capital    International   Global Post
                           Contrafund  Equity-Income Appreciation    Growth     Venture Capital
                          ------------ ------------- ------------ ------------- ---------------
Units outstanding at De-
 cember 31, 1998                  --           --            --           --             --
  Policy purchase pay-
   ments                          --           --            --           --             --
  Policy withdrawals and
   charges                        --           --            --           --             --
Units outstanding at De-
 cember 31, 1999                  --           --            --           --             --
  Policy purchase pay-
   ments                    9,540,087    2,856,118    22,215,455   14,440,754        634,323
  Policy withdrawals and
   charges                 (1,451,937)    (364,285)   (5,725,940)  (2,331,405)       (34,525)
                           ----------   ----------    ----------   ----------     ----------
Units outstanding at De-
 cember 31, 2000            8,088,150    2,491,833    16,489,515   12,109,349        599,798
                           ----------   ----------    ----------   ----------     ----------
  Policy purchase pay-
   ments                   10,751,477    8,783,726    15,091,583   16,916,706      1,555,751
  Policy withdrawals and
   charges                 (4,033,738)  (2,383,256)   (9,122,954)  (7,435,472)      (509,385)
                           ----------   ----------    ----------   ----------     ----------
Units outstanding at De-
 cember 31, 2001           14,805,889    8,892,303    22,458,144   21,590,583      1,646,164
                           ==========   ==========    ==========   ==========     ==========

Minnesota Life Variable Life Account

(6) Financial Highlights

                           At December 31, 2001  For the year ended December 31, 2001
                          ---------------------- ------------------------------------
                                                 Investment*  Expense
Sub-account               Unit Value Net Assets  Income Ratio Ratio** Total Return***
-----------               ---------- ----------- ------------ ------- ---------------
Growth                      $3.35    $93,654,792     0.00%     0.50%      (25.18)%
Bond                         2.62     48,199,915    11.15      0.50         7.36
Money Market                 1.96     19,005,982     3.72      0.50         3.27
Asset Allocation             3.17    139,433,091     2.12      0.50       (14.79)
Mortgage Securities          3.00     30,708,062    12.24      0.50         8.43
Index 500                    4.63    198,433,249     1.01      0.50       (12.69)
Capital Appreciation         4.03    103,373,557     0.10      0.50       (25.01)
International Stock          2.26    103,736,638     4.23      0.50       (11.65)
Small Company Growth         1.98     80,522,027     0.00      0.50       (15.12)
Value Stock                  1.90     56,049,664     1.17      0.50       (10.90)
Small Company Value          1.22     14,159,859     0.00      0.50       (15.01)
Global Bond                  1.01      3,812,011     1.28      0.50        (2.00)
Index 400 Mid-Cap            1.38     12,697,653     1.07      0.50        (1.56)
Macro-Cap Value              0.96      8,759,999     0.32      0.50        (8.20)
Micro-Cap Growth             1.77     15,138,052     0.00      0.50       (11.77)
Real Estate Securities       1.13      3,259,385     4.28      0.50         9.49
Templeton Developing
 Markets                     0.81      5,315,587     0.84      0.50        (8.54)
Templeton Asset Strategy     0.90        410,214     1.39      0.50       (10.40)
Franklin Small-Cap           0.71      4,225,431     0.37      0.50       (15.67)
Fidelity VIP Mid-Cap         1.22      9,772,447     0.00      0.50        (4.00)
Fidelity VIP Contrafund      0.83     12,245,077     0.57      0.50       (12.91)
Fidelity VIP Equity-In-
 come                        1.06      9,441,794     0.89      0.50        (5.70)
Janus Aspen Capital Ap-
 preciation                  0.64     14,425,719     0.87      0.50       (22.22)
Janus Aspen Interna-
 tional Growth               0.63     13,697,066     0.75      0.50       (23.81)
Credit Suisse Global
 Post Venture Capital        0.54        886,810     0.00      0.50       (28.99)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the year ended, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Independent Auditors' Report

The Board of Directors
Minnesota Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

   As discussed in note 2 to the consolidated financial statements, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities; and effective April 1, 2001, the Company adopted Emerging Issues Task Force 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets.

   Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

                                      /s/ KMPG LLP

Minneapolis, Minnesota
February 11, 2002

Minnesota Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

December 31, 2001 and 2000
                                     Assets

                                                          2001        2000
                                                       ----------- -----------
                                                           (In thousands)
  Fixed maturity securities:
   Available-for-sale, at fair value (amortized cost
    $5,061,422 and $4,501,951)                         $ 5,279,515 $ 4,623,058
   Held-to-maturity, at amortized cost (fair value $0
    and $886,315)                                              --      860,632
  Equity securities, at fair value (cost $594,916 and
   $561,236)                                               602,554     638,032
  Mortgage loans, net                                      738,749     664,853
  Real estate, net                                          11,925      17,520
  Finance receivables, net                                 126,037     128,545
  Policy loans                                             256,844     250,246
  Short-term investments                                   621,907     216,230
  Private equity investments (cost $301,728 and
   $293,333)                                               263,928     464,303
  Fixed maturity securites on loan, at fair value
   (amortized cost $348,651 and $0)                        365,031         --
  Equity securites on loan, at fair value (cost
   $39,575 and $59,009)                                     48,280      72,372
  Other invested assets                                    166,340      83,851
                                                       ----------- -----------
   Total investments                                     8,481,110   8,019,642
  Cash                                                      32,589      67,951
  Deferred policy acquisition costs                        683,339     711,546
  Accrued investment income                                 94,539      91,887
  Premiums receivable, net                                 116,483     109,062
  Property and equipment, net                               80,822      67,095
  Reinsurance recoverables                                 621,615     587,335
  Other assets                                              42,645      59,862
  Separate account assets                                7,558,283   8,201,803
                                                       ----------- -----------
     Total assets                                      $17,711,425 $17,916,183
                                                       =========== ===========
                      Liabilities and Stockholder's Equity
Liabilities:
  Policy and contract account balances                 $ 4,191,843 $ 4,061,213
  Future policy and contract benefits                    1,929,205   1,875,370
  Pending policy and contract claims                       133,920     107,015
  Other policyholders funds                                499,940     472,108
  Policyholders dividends payable                           55,978      55,813
  Unearned premiums and fees                               209,255     210,878
  Federal income tax liability:
   Current                                                  32,360      44,060
   Deferred                                                113,060     192,525
  Other liabilities                                        518,547     411,814
  Notes payable                                            159,000     185,000
  Securities lending collateral                            424,406      77,124
  Separate account liabilities                           7,511,607   8,156,131
                                                       ----------- -----------
   Total liabilities                                    15,779,121  15,849,051
                                                       ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares
   authorized, issued and outstanding                        5,000       5,000
  Additional paid in capital                                 3,000       3,000
  Retained earnings                                      1,821,015   1,811,707
  Accumulated other comprehensive income                   103,289     247,425
                                                       ----------- -----------
   Total stockholder's equity                            1,932,304   2,067,132
                                                       ----------- -----------
     Total liabilities and stockholder's equity        $17,711,425 $17,916,183
                                                       =========== ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 2001, 2000 and 1999

                                             2001        2000        1999
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  793,357  $  761,451  $  697,799
  Policy and contract fees                   354,373     359,980     331,110
  Net investment income                      527,335     575,900     540,056
  Net realized investment gains (losses)     (12,972)    147,623      79,615
  Finance charge income                       33,400      31,000      31,969
  Other income                               105,914      89,386      81,135
                                          ----------  ----------  ----------
    Total revenues                         1,801,407   1,965,340   1,761,684
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders benefits                     749,122     697,396     667,207
  Interest credited to policies and con-
   tracts                                    288,673     289,298     282,627
  General operating expenses                 447,848     379,933     358,387
  Commissions                                122,709     123,463     110,645
  Administrative and sponsorship fees         81,194      80,288      79,787
  Dividends to policyholders                  19,670      19,526      18,928
  Interest on notes payable                   16,684      26,146      24,282
  Amortization of deferred policy acqui-
   sition costs                              171,580     185,962     123,455
  Capitalization of policy acquisition
   costs                                    (185,366)   (180,689)   (152,602)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,712,114   1,621,323   1,512,716
                                          ----------  ----------  ----------
      Income from operations before taxes     89,293     344,017     248,968
  Federal income tax expense (benefit):
    Current                                   22,793     113,700      75,172
    Deferred                                  (3,928)     (4,403)     (1,439)
                                          ----------  ----------  ----------
      Total federal income tax expense        18,865     109,297      73,733
                                          ----------  ----------  ----------
        Net income                        $   70,428  $  234,720  $  175,235
                                          ==========  ==========  ==========
  Other comprehensive income (loss), net
   of tax:
    Unrealized gains (losses) on securi-
     ties                                 $ (144,136) $  129,348   $ (85,538)
                                          ----------  ----------  ----------
    Other comprehensive income (loss),
     net of tax                             (144,136)    129,348     (85,538)
                                          ----------  ----------  ----------
        Comprehensive income (loss)       $  (73,708) $  364,068  $   89,697
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 2001, 2000 and 1999

                                             2001        2000        1999
                                          ----------  ----------  ----------
                                                   (In thousands)
Common stock:
    Total common stock                    $    5,000  $    5,000  $    5,000
                                          ==========  ==========  ==========
Additional paid in capital:
  Beginning balance                       $    3,000  $    3,000  $      --
  Contribution                                   --          --        3,000
                                          ----------  ----------  ----------
    Total additional paid in capital      $    3,000  $    3,000  $    3,000
                                          ==========  ==========  ==========
Retained earnings:
  Beginning balance                       $1,811,707  $1,629,787  $1,513,661
  Net income                                  70,428     234,720     175,235
  Dividends to stockholder                   (61,120)    (52,800)    (59,109)
                                          ----------  ----------  ----------
    Total retained earnings               $1,821,015  $1,811,707  $1,629,787
                                          ==========  ==========  ==========
Accumulated other comprehensive income:
  Beginning balance                       $  247,425  $  118,077  $  203,615
  Change in unrealized appreciation (de-
   preciation) of securities                (144,136)    129,348     (85,538)
                                          ----------  ----------  ----------
    Total accumulated other comprehensive
     income                               $  103,289  $  247,425  $  118,077
                                          ==========  ==========  ==========
      Total stockholder's equity          $1,932,304  $2,067,132  $1,755,864
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

Years ended December 31, 2001, 2000 and 1999

                                               2001         2000         1999
                                            -----------  -----------  -----------
                                                      (In thousands)
Cash Flows from Operating Activities
Net income                                  $    70,428  $   234,720  $   175,235
Adjustments to reconcile net income to net
 cash provided by operating activities:
 Interest credited to annuity and insur-
  ance contracts                                288,673      289,298      282,627
 Fees deducted from policy and contract
  balances                                     (221,645)    (222,243)    (217,941)
 Change in future policy benefits                53,835       48,417       68,578
 Change in other policyholders liabili-
  ties, net                                      18,215       23,655       29,426
 Amortization of deferred policy acquisi-
  tion costs                                    171,580      185,962      123,455
 Capitalization of policy acquisition
  costs                                        (185,366)    (180,689)    (152,602)
 Change in premiums receivable                   (7,421)     (14,891)     (31,562)
 Deferred tax provision                          (3,928)      (4,403)      (1,439)
 Change in federal income tax liabili-
  ties--current                                 (11,700)     (19,044)      15,281
 Net realized investment losses (gains)          12,972     (147,623)     (79,615)
 Change in reinsurance recoverables             (32,041)    (406,852)     (18,257)
 Other, net                                     (37,774)     110,107       (8,301)
                                            -----------  -----------  -----------
   Net cash provided by (used for) operat-
    ing activities                              115,828     (103,586)     184,885
                                            -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
 Fixed maturity securities, available-
  for-sale                                    1,738,948    1,373,968    1,856,757
 Equity securities                              481,396      791,354      705,050
 Real estate                                      5,362        4,226        7,341
 Private equity investments                      15,596       46,012       28,128
 Other invested assets                            5,896       18,554        5,731
Proceeds from maturities and repayments
 of:
 Fixed maturity securities, available-
  for-sale                                      379,989      306,017      345,677
 Fixed maturity securities, held-to-matu-
  rity                                              --       127,450      122,704
 Mortgage loans                                  44,312      100,617      116,785
Purchases of:
 Fixed maturity securities, available-
  for-sale                                   (2,249,224)  (1,390,655)  (2,432,049)
 Fixed maturity securities, held-to-matu-
  rity                                              --       (13,897)      (8,446)
 Equity securities                             (502,064)    (634,873)    (613,596)
 Mortgage loans                                (118,003)     (68,685)    (130,013)
 Real estate                                       (140)         (99)      (1,016)
 Private equity investments                     (28,580)     (84,239)     (79,584)
 Other invested assets                           (8,381)      (2,689)     (11,435)
Finance receivable originations or pur-
 chases                                         (83,578)    (180,433)     (74,989)
Finance receivable principal payments            78,289      176,053       88,697
Securities lending collateral                   347,282       77,124          --
Securities in transit                            99,765      (75,314)     (80,300)
Other, net                                      (41,741)     (21,243)     (11,046)
                                            -----------  -----------  -----------
   Net cash provided by (used for) invest-
    ing activities                              165,124      549,248     (165,604)
                                            -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and insurance
 contracts                                      948,380      497,868      448,012
Withdrawals from annuity and insurance
 contracts                                     (834,348)    (689,749)    (478,775)
Proceeds from issuance of debt                      --           --        50,000
Payments on debt                                (26,000)    (123,000)     (49,000)
Dividends paid to stockholder                       --       (52,800)     (83,809)
Other, net                                        1,331       (4,596)      (7,008)
                                            -----------  -----------  -----------
   Net cash provided by (used for) financ-
    ing activities                               89,363     (372,277)    (120,580)
                                            -----------  -----------  -----------
Net increase (decrease) in cash and short-
 term investments                               370,315       73,385     (101,299)
Cash and short-term investments, beginning
 of year                                        284,181      210,796      312,095
                                            -----------  -----------  -----------
Cash and short-term investments, end of
 year                                       $   654,496  $   284,181  $   210,796
                                            ===========  ===========  ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(1) Nature of Operations

Description of Business
The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company, Enterprise Holding Company, Advantus Capital Management, Inc., HomePlus Insurance Company, Northstar Life Insurance Company, The Ministers Life Insurance Company and its majority-owned subsidiary MIMLIC Life Insurance Company. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

   The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, Retirement Services and Asset Management. Revenues in 2001 for these business units were $640,162,000, $305,591,000, $563,784,000,
$182,488,000 and $72,378,000, respectively. Additional revenues of $37,004,000 were reported by the Company's subsidiaries and corporate product line.

   The Company serves over six million people through more than 4,400 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

   The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

   Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Deferred Policy Acquisition Costs (continued) gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

   For traditional life, accident and health and group life products, deferred policy acquisition costs (DAC) are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

   For nontraditional life products and deferred annuities, DAC is amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses and investment returns periodically throughout the year. Actuarial assumptions are updated as necessary to reflect the Company's best estimate of each assumption used. Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the statement of operations.

Software Capitalization
Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $18,575,000, $13,314,000 and $7,790,000 and amortized software expense of $8,065,000, $5,014,000 and $1,716,000 as of December 31, 2001, 2000 and 1999, respectively.

Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. On large homogeneous loans, finance charges and interest are suspended when a loan is considered by management to be impaired.

   Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued is written off. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments
Fixed maturity securities, which may be sold prior to maturity, including fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Effective January 1, 2001, all fixed maturity securities classified as held-to-maturity securities were converted to available-for-sale securities, under the one time provision allowed under FASB Statement No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities. These securities were previously carried at amortized cost, net of any impairment write-downs. The net impact to accumulated other comprehensive income upon conversion was an approximate increase of $16,705,000. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Valuation of Investments (continued)
   Equity securities (common stocks, preferred stocks and equity securities on loan) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company and mutual funds in select asset classes that are sub-advised. These contributions are carried at the market value of the underlying net assets of the funds.

   Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

   Private equity investments in limited partnerships are carried on the balance sheet at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

   Fair values of fixed maturity securities, equity securities and private equity investments are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from either independent pricing services which specialize in matrix pricing and modeling techniques, independent broker bids, financial statement valuations or internal appraisal. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

   Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 2001 and 2000, was $7,503,000 and $7,334,000, respectively.

   Policy loans are carried at the unpaid principal balance.

   Effective March 15, 2001 the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Certain Securitized Financial Assets, which establishes standardized reporting models for certain types of asset backed securities including all interest only strips and asset backed securities not of high credit quality. The holder of the beneficial interest should recognize the excess of all cash flows attributable to the beneficial interest estimated at the acquisition/transaction date over the initial investment and record as interest income over the life of the beneficial interest using the effective yield method.

   Upon initial application of EITF 99-20, the Company identified holdings with a market value of $36,000,000 that it deemed subject to application of this pronouncement. Upon calculating the excess of the net present value of the cash flows using market discount rates and comparing to the initial cost of the investments, approximately $14,300,000 of permanent write-downs were recorded as realized losses.

Derivative Financial Instruments
Effective January 1, 2001, the Company adopted FAS 133 which requires that all derivative instruments be recorded on the balance sheet at fair value. On the date derivative contracts are entered into, the Company designates the derivative as either (a) a hedge of the fair value of a recognized firm commitment (fair value hedge), (b) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or (c) a hedge of a net investment in a foreign operation (net investment hedge).

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Derivative Financial Instruments (continued)
   The Company holds derivative financial instruments for the purpose of hedging the risks of certain identifiable and anticipated transactions. In general, the types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates and changes in interest rates. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge.

   In the normal course of business the Company currently holds derivatives in the form of equity swaps. The purpose of these swaps is to hedge the fair value of equity linked instruments to equity market movements. Equity swaps are considered to be fair value hedges and were entered into only for the purpose of hedging such risks, not for speculation. Generally, the Company enters into hedging relationships such that changes in the fair values or cash flows of items and transactions being hedged are expected to be offset by corresponding changes in the values of the derivatives. Changes in fair value of these swaps are generally offset to net realized investment gains (losses) by changes in the fair value of the item being hedged.

   Additionally, effective January 1, 2001 the Company is using short-duration spot contracts to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement. The contracts have an immaterial impact on the Company's current year operating results.

   Upon initial application of FAS 133, January 1, 2001, the Company reclassified embedded derivatives on convertible bonds of approximately $26,200,000 from fixed maturity securities classified as available-for-sale to other invested assets. The Company also reclassified certain mortgage dollar roll securities and embedded options within convertible bonds from fixed maturity and equity securities classified as available-for-sale in the amount of $74,100,000 to other invested assets. As of December 31, 2001, the change in fair value of these securities of $1,600,000 was included in realized capital gains.

   Prior to the fourth quarter of 2000, the Company had invested in international bonds denominated in foreign currencies. These positions were all sold during the fourth quarter of 2000. The Company realized a loss on this sale, including foreign exchange losses, of $17,171,000. The Company used forward foreign exchange currency contracts as a part of its risk management strategy for international investments. The Company does not currently make use of foreign exchange currency contracts, other than the short-duration spot contracts disclosed above, as part of its investment strategy. Upon sale of the international investments, the Company purchased offsetting forward contracts. The impact, from this transaction, to the Company's results of operations was $84,000. The notional amount of the forward contracts for the year ended December 31, 2000, was $65,771,000.

Realized and Unrealized Gains and Losses
Realized and unrealized gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities, available-for-sale securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

   Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

   Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the consolidated statements of operations and comprehensive income. The Company reviews all securities on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market and industry.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Securities Lending
The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the market value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. The income from these investments is recorded in net investment income and was $239,000 and $105,000 as of December 31, 2001 and 2000, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2001 and 2000 were $413,311,000 and $72,372,000, respectively. As of December 31, 2001 and 2000, the collateral associated with securities lending was $424,406,000 and $77,124,000, respectively.

   The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheet as short-term securities and securities lending collateral, respectively.

   Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily cash and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $138,819,000 and $131,841,000 at December 31, 2001 and 2000, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2001, 2000 and 1999, was $13,242,000, $13,723,000 and $11,749,000, respectively.

Goodwill and Other Intangible Assets
In July 2001, the FASB issued Statement No. 142 (FAS 142), Goodwill and Other Intangible Assets, which establishes accounting and reporting standards for goodwill and other intangible assets, effective for fiscal years beginning after December 15, 2001. The Company will adopt FAS 142 effective January 1, 2002. The Company expects no material impacts to its results of operations or financial position due to the adoption of FAS 142.

Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.

   The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $46,677,000 and $45,672,000 at December 31, 2001 and 2000, respectively.

Policyholders Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

   Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Policyholders Liabilities (continued)
   Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Participating Business
Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2001 and 2000, the total participating business in force was $20,121,593,000 and $20,372,806,000, respectively.

Closed Block of Business
In December 2000, the Accounting Standards Executive Committee issued Statement of Position 00-3 (SOP 00-3), Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, effective for fiscal years beginning after December 15, 2000. The Company has adopted SOP 00-3 as of January 1, 2001. The Company has determined that there are no material impacts to its statement of operations or financial position due to the adoption of SOP 00-3.

Business Combinations
In June 2001, the FASB issued Statement No. 141 (FAS 141), Business Combinations, which establishes accounting and reporting standards for business combinations. FAS 141 is effective for all business combinations initiated after June 30, 2001. The Company has adopted FAS 141 effective July 1, 2001. The Company has determined that there are no material impacts to its statements of operations or financial position due to the adoption of FAS 141.

Impairment or Disposal of Long-Lived Assets
In August 2001, the FASB issued Statement No. 144 (FAS 144), Accounting for the Impairment or Disposal of Long-Lived Assets, which addresses financial accounting and reporting standards for the impairment and disposal of long-lived assets for fiscal years beginning after December 15, 2001. The Company will adopt FAS 144 effective January 1, 2002. The Company expects no material impacts to its results of operations or financial position due to the adoption of FAS 144.

Income Taxes
The Company's federal income tax return is a consolidated life/non-life return filed under Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

   Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reclassification
Certain 2000 and 1999 financial statement balances have been reclassified to conform to the 2001 presentation.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments

   Net investment income for the years ended December 31 was as follows:

                              2001      2000      1999
                            --------  --------  --------
                                  (In thousands)
Fixed maturity securities   $411,208  $429,168  $428,286
Equity securities             29,088    52,097    29,282
Mortgage loans                55,682    54,313    54,596
Real estate                    1,672     3,697        11
Policy loans                  18,257    17,371    16,016
Short-term investments         7,499    14,257     5,829
Private equity investments     3,289     3,191     4,114
Other invested assets          1,463     5,404     6,278
                            --------  --------  --------
  Gross investment income    528,158   579,498   544,412
Investment expenses             (823)   (3,598)   (4,356)
                            --------  --------  --------
  Total                     $527,335  $575,900  $540,056
                            ========  ========  ========

   Net realized investment gains (losses) for the years ended December 31 were as follows:

                              2001      2000      1999
                            --------  --------  --------
                                  (In thousands)
Fixed maturity securities   $(15,772) $(57,955) $(31,404)
Equity securities             (1,373)  177,243    91,591
Mortgage loans                     1      (419)    1,344
Real estate                    3,245    (2,456)    4,806
Private equity investments    (1,676)   28,128    13,983
Other invested assets          2,603     3,082      (705)
                            --------  --------  --------
  Total                     $(12,972) $147,623  $ 79,615
                            ========  ========  ========

   Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

                                                  2001      2000      1999
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 34,884  $ 10,926  $ 28,619
  Gross realized losses                          (50,656)  (68,881)  (60,023)
Equity securities:
  Gross realized gains                            81,647   260,022   143,180
  Gross realized losses                          (83,020)  (82,779)  (51,589)
Private equity investments:
  Gross realized gains                             4,857    29,076    14,558
  Gross realized losses                           (6,533)     (948)     (575)

   Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   2001       2000
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 361,575  $ 523,768
Gross unrealized losses                           (168,979)  (147,016)
Adjustment to deferred acquisition costs           (41,993)       --
Adjustment to unearned policy and contract fees      6,433        --
Deferred federal income taxes                      (53,747)  (129,327)
                                                 ---------  ---------
  Net unrealized gains                           $ 103,289  $ 247,425
                                                 =========  =========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                                  Gross Unrealized
                                                  -----------------
                                       Amortized                       Fair
                                          Cost     Gains    Losses    Value
                                       ---------- -------- -------- ----------
                                                   (In thousands)
December 31, 2001
  United States government and
   government agencies and authorities $  203,806 $ 66,552 $  1,672 $  268,686
  Foreign governments                       1,425      --        79      1,346
  Corporate securities                  3,076,890  139,127   47,927  3,168,090
  Mortgage-backed securities            1,779,301   65,522    3,430  1,841,393
                                       ---------- -------- -------- ----------
    Total fixed maturities              5,061,422  271,201   53,108  5,279,515
  Equity securities-unaffiliated          453,563   64,431   69,079    448,915
  Equity securities-affiliated mutual
   funds                                  141,353   19,199    6,913    153,639
                                       ---------- -------- -------- ----------
    Total equity securities               594,916   83,630   75,992    602,554
                                       ---------- -------- -------- ----------
      Total                            $5,656,338 $354,831 $129,100 $5,882,069
                                       ========== ======== ======== ==========

                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 2000
Available-for-sale:
  United States government and
   government agencies and authori-
   ties                             $  141,759 $  5,728 $    236 $  147,251
  Foreign governments                    4,706      186       55      4,837
  Corporate securities               2,910,328  174,534   77,102  3,007,760
  Mortgage-backed securities         1,445,158   27,463    9,411  1,463,210
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,501,951  207,911   86,804  4,623,058
  Equity securities-unaffiliated       418,307  111,964   59,457    470,814
  Equity securities-affiliated mu-
   tual funds                          142,929   24,332       43    167,218
                                    ---------- -------- -------- ----------
    Total equity securities            561,236  136,296   59,500    638,032
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,063,187  344,207  146,304  5,261,090
Held-to maturity:
  Corporate securities                 750,121   29,855    5,997    773,979
  Mortgage-backed securities           110,511    4,474    2,649    112,336
                                    ---------- -------- -------- ----------
    Total held-to-maturity             860,632   34,329    8,646    886,315
                                    ---------- -------- -------- ----------
      Total                         $5,923,819 $378,536 $154,950 $6,147,405
                                    ========== ======== ======== ==========

Minnesota Life Insurance Company and Subsidiaries

(3)Investments (continued)

   The amortized cost and fair value of securities on loan by type of investment were as follows:

                                                     Gross
                                                   Unrealized
                                                 --------------
                                       Amortized                  Fair
                                         Cost     Gains  Losses  Value
                                       --------- ------- ------ --------
                                                (In thousands)
December 31, 2001
  United States government and
   government agencies and authorities $145,685  $10,187 $1,039 $154,833
  Corporate securities                   87,547    5,137    219   92,465
  Mortgage-backed securities            115,419    2,592    278  117,733
                                       --------  ------- ------ --------
    Total fixed maturities              348,651   17,916  1,536  365,031
  Equity securities-unaffiliated         39,575   10,764  2,059   48,280
                                       --------  ------- ------ --------
      Total                            $388,226  $28,680 $3,595 $413,311
                                       ========  ======= ====== ========

                                               Gross
                                             Unrealized
                                           --------------
                                 Amortized                 Fair
                                   Cost     Gains  Losses  Value
                                 --------- ------- ------ -------
                                          (In thousands)
December 31, 2000
Available-for-sale:
  Equity securities-unaffiliated  $59,009  $22,346 $8,983 $72,372
                                  -------  ------- ------ -------
      Total                       $59,009  $22,346 $8,983 $72,372
                                  =======  ======= ====== =======

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001 by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Available-for-Sale   Securities-on-Loan
                                       --------------------- ------------------
                                       Amortized     Fair    Amortized   Fair
                                          Cost      Value      Cost     Value
                                       ---------- ---------- --------- --------
                                                    (In thousands)
Due in one year or less                $   97,456 $   99,133 $ 12,033  $ 12,628
Due after one year through five years     854,123    934,026   67,147    71,282
Due after five years through ten
 years                                  1,386,267  1,444,009  100,532   107,421
Due after ten years                       944,275    960,954   53,520    55,967
                                       ---------- ---------- --------  --------
                                        3,282,121  3,438,122  233,232   247,298
Mortgage-backed securities              1,779,301  1,841,393  115,419   117,733
                                       ---------- ---------- --------  --------
  Total                                $5,061,422 $5,279,515 $348,651  $365,031
                                       ========== ========== ========  ========

   At December 31, 2001 and 2000, fixed maturity securities and short-term investments with a carrying value of $15,815,000 and $14,902,000, respectively, were on deposit with various regulatory authorities as required by law.

   At December 31, 2001 and 2000, no specific mortgage loans were considered impaired. A general allowance for credit losses was established for potential impairments in the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 2001 and 2000. There were no provisions for credit losses or charge-offs in 2001, 2000 or 1999.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

  Below is a summary of interest income on impaired mortgage loans.


                                                         2001  2000  1999
                                                         ----- ----- ----
                                                          (In thousands)
Average impaired mortgage loans                          $ --  $   2 $  4
Interest income on impaired mortgage loans--contractual    --    --     4
Interest income on impaired mortgage loans--collected      --    --     4

(4) Notes Receivable

The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The note bears interest at a rate of 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 2001, there were no available tax increments, therefore no interest payments were received. As of December 31, 2001 and 2000, the Company has loaned HRA $14,581,000 and $14,523,000 respectively. The accrued interest on this loan contingency was $4,288,000 and $3,015,000, as of December 31, 2001 and 2000, respectively. The loan balance is included in other invested assets, accrued interest is included in accrued investment income and investment income is included in net investment income.

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       2001      2000
                                     --------  --------
                                      (In thousands)
Direct installment loans             $115,233  $119,310
Retail installment notes               13,973    12,432
Retail revolving credit                   226       677
Accrued interest                        2,451     2,462
                                     --------  --------
  Gross receivables                   131,883   134,881
Allowance for uncollectible amounts    (5,846)   (6,336)
                                     --------  --------
    Finance receivables, net         $126,037  $128,545
                                     ========  ========

   The direct installment loans, at December 31, 2001 and 2000, consisted of $93,733,000 and $90,466,000, respectively, of discount basis loans (net of unearned finance charges) and $21,500,000 and $28,844,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $13,000,000 and $19,000,000 of real estate secured loans at December 31, 2001 and 2000, respectively. Revolving credit loans included approximately $200,000 and $500,000 of real estate secured loans at December 31, 2001 and 2000, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 2001 and 2000, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.

   During the years ended December 31, 2001 and 2000, principal cash collections of direct installment loans were $55,176,000 and $60,800,000, respectively, and the percentages of these cash collections to average net balances were 48% and 52%, respectively. Retail installment notes' principal cash collections to average net balances were $20,667,000 and $15,470,000, respectively and the percentages of these cash collections to average net balances were 153% and 149%, respectively.

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

   The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2001 and 2000 was 4.4% and 4.7%, respectively.

  Changes in the allowance for losses for the periods ended December 31, were as follows:

                                         2001      2000      1999
                                       --------  --------  --------
                                             (In thousands)
Balance at beginning of year           $  6,336  $  7,728  $ 16,076
Provision for credit losses               6,924     6,244     5,434
Allowance applicable to bulk purchase        19       --        125
Charge-offs                             (10,302)  (10,523)  (16,712)
Recoveries                                2,869     2,887     2,805
                                       --------  --------  --------
Balance at end of year                 $  5,846  $  6,336  $  7,728
                                       ========  ========  ========

   At December 31, 2001, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2001 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit   Total
                                     ----------- --------- ------
                                            (In thousands)
Balances at December 31, 2001          $1,515        65    $1,580
Related allowance for credit losses    $  514        11    $  525

   All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 2001. The average quarterly balance of impaired loans during the years ended December 31, 2001 and 2000, was $1,685,000 and $3,544,000 for installment basis loans and $28,000 and $634,000 for revolving credit loans, respectively.

   There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2001.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                            2001      2000     1999
                           -------  --------  -------
                                (In thousands)
Computed tax expense       $31,253  $120,406  $87,139
Difference between com-
 puted and actual tax ex-
 pense:
  Dividends received de-
   duction                  (7,606)   (4,696)  (3,127)
  Special tax on mutual
   life insurance compa-
   nies                        --     (5,235)  (9,568)
  Foundation gain             (580)     (568)    (538)
  Tax credits               (1,300)   (3,400)  (4,500)
  Expense adjustments and
   other                    (2,902)    2,790    4,327
                           -------  --------  -------
    Total tax expense      $18,865  $109,297  $73,733
                           =======  ========  =======

Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

   The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        2001     2000
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders liabilities                           $  7,152 $ 11,899
  Pension and post retirement benefits                  31,209   34,079
  Tax deferred policy acquisition costs                 94,828   90,600
  Deferred gain on individual disability coinsurance    20,726   22,152
  Net realized capital losses                           19,203   12,688
  Ceding commissions                                     4,244      --
  Other                                                 11,287   13,023
                                                      -------- --------
    Gross deferred tax assets                          188,649  184,441
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                    189,421  198,195
  Premiums                                              15,094   14,525
  Real estate and property and equipment depreciation    6,561    6,478
  Basis difference on investments                       16,575   21,307
  Net unrealized capital gains                          65,875  129,327
  Other                                                  8,183    7,134
                                                      -------- --------
    Gross deferred tax liabilities                     301,709  376,966
                                                      -------- --------
      Net deferred tax liability                      $113,060 $192,525
                                                      ======== ========

   A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2001 and 2000 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

   Income taxes paid for the years ended December 31, 2001, 2000 and 1999, were $34,493,000, $132,744,000 and $59,905,000, respectively.

   During 2001 the Internal Revenue Service (IRS) began their audit of the Company's federal income tax returns for 2000, 1999 and 1998. As of December 31, 2001, there were no proposed adjustments affecting the Company. The Company believes that any adjustments, as a result of this examination, will not have a material effect on its financial position.

Minnesota Life Insurance Company and Subsidiaries

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                  2001      2000       1999
                                --------  ---------  --------
                                      (In thousands)
Balance at January 1            $480,650  $ 470,501  $435,079
  Less: reinsurance recoverable  404,357    121,395   108,918
                                --------  ---------  --------
Net balance at January 1          76,293    349,106   326,161
                                --------  ---------  --------
Incurred related to:
  Current year                    65,370     95,703    92,421
  Prior years                     (2,577)    11,761    19,435
                                --------  ---------  --------
Total incurred                    62,793    107,464   111,856
                                --------  ---------  --------
Paid related to:
  Current year                    25,925     28,968    25,084
  Prior years                     28,275     58,557    63,827
                                --------  ---------  --------
Total paid                        54,200     87,525    88,911
                                --------  ---------  --------
Individual disability transfer       --    (292,752)      --
                                --------  ---------  --------
Net balance at December 31        84,886     76,293   349,106
  Plus: reinsurance recoverable  433,323    404,357   121,395
                                --------  ---------  --------
Balance at December 31          $518,209  $ 480,650  $470,501
                                ========  =========  ========

   The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

   As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred decreased by $2,577,000 in 2001 and increased by $11,761,000 and $19,435,000 in 2000 and 1999, respectively, which includes the amortization of discount on individual accident and health claim reserves of $430,000, $14,016,000, and $13,918,000 in 2001, 2000 and 1999, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

   During 2000, the Company transferred reserves associated with its Individual Disability line of business to Standard Insurance Company under a 100% coinsurance agreement. Associated reserves for accident and health claims, reserve for losses and claim and loss adjustment expenses were transferred as a part of this agreement.

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

Pension Plans and Post Retirement Plans Other than Pensions (continued)
   The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

   The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

   The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
                                                  (In thousands)
Change in benefit obligation:
Benefit obligation at beginning of
 year                                   $210,342  $197,025  $ 31,552  $ 33,720
Service cost                               9,031     8,895     1,342     1,454
Interest cost                             16,222    15,058     2,357     2,314
Actuarial loss (gain)                     12,308    (4,229)    2,620    (3,987)
Benefits paid                             (5,711)   (6,407)   (1,127)   (1,949)
                                        --------  --------  --------  --------
Benefit obligation at end of year       $242,192  $210,342  $ 36,744  $ 31,552
                                        ========  ========  ========  ========
Change in plan assets:
Fair value of plan assets at beginning
 of year                                $167,171  $159,694  $    --   $    --
Actual return on plan assets             (12,241)    6,987       --        --
Employer contribution                      8,877     6,897     1,127     1,949
Benefits paid                             (5,711)   (6,407)   (1,127)   (1,949)
                                        --------  --------  --------  --------
Fair value of plan assets at end of
 year                                   $158,096  $167,171  $    --   $    --
                                        ========  ========  ========  ========
                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
                                                  (In thousands)
Funded status                           $(84,096) $(43,171) $(36,744) $(31,552)
Unrecognized net actuarial loss (gain)    46,488     8,004    (6,411)   (9,629)
Unrecognized prior service cost (bene-
 fit)                                      6,816     7,770    (1,446)   (1,959)
                                        --------  --------  --------  --------
Net amount recognized                   $(30,792) $(27,397) $(44,601) $(43,140)
                                        ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
Accrued benefit cost                    $(32,306) $(31,624) $(44,601) $(43,170)
Intangible asset                           1,514     4,227       --         30
                                        --------  --------  --------  --------
Net amount recognized                   $(30,792) $(27,397) $(44,601) $(43,140)
                                        ========  ========  ========  ========
                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
Weighted average assumptions as of De-
 cember 31:
Discount rate                               7.25%     8.00%     7.25%     8.00%
Expected return on plan assets              8.25%     8.26%      --        --
Rate of compensation increase               5.43%     5.36%      --        --

   For measurement purposes, a 7.5 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2001. The rate was assumed to decrease gradually to 5.5 percent for 2005 and remain at that level thereafter.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

Pension Plans and Post Retirement Plans Other than Pensions (continued)

                               Pension Benefits            Other Benefits
                          ----------------------------  ----------------------
                            2001      2000      1999     2001    2000    1999
                          --------  --------  --------  ------  ------  ------
                                          (In thousands)
Components of net peri-
 odic benefit cost:
Service cost              $  9,031  $  8,895  $  8,272  $1,342  $1,454  $1,419
Interest cost               16,222    15,058    13,132   2,357   2,314   2,340
Expected return on plan
 assets                    (14,256)  (13,151)  (12,080)    --      --      --
Amortization of prior
 service cost (benefit)        954       954       954    (513)   (513)   (513)
Recognized net actuarial
 loss (gain)                   321       743       459    (597)   (448)   (195)
                          --------  --------  --------  ------  ------  ------
    Net periodic benefit
     cost                 $ 12,272  $ 12,499  $ 10,737  $2,589  $2,807  $3,051
                          ========  ========  ========  ======  ======  ======

   The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $53,756,000, $40,746,000, and $21,129,000, respectively, as of December 31, 2001, and $50,689,000, $39,217,000 and
$19,772,000, respectively, as of December 31, 2000.

   The assumptions presented herein are based on pertinent information available to management as of December 31, 2001 and 2000. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 2001 by $6,988,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2001 by $805,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 2001 by $5,494,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2001 by $620,000.

Profit Sharing Plans

   The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2001, 2000 and 1999 of $4,563,000, $8,794,000 and $6,003,000,
respectively. Participants may elect to receive a portion of their contributions in cash.

(9) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

   Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

   The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       2001       2000      1999
                     ---------  --------  --------
                           (In thousands)
Direct premiums      $ 761,877  $697,933  $662,775
Reinsurance assumed    140,303   129,800   102,154
Reinsurance ceded     (108,823)  (66,282)  (67,130)
                     ---------  --------  --------
  Net premiums       $ 793,357  $761,451  $697,799
                     =========  ========  ========

Minnesota Life Insurance Company and Subsidiaries

(9) Reinsurance (continued)

   Reinsurance recoveries on ceded reinsurance contracts were $95,136,000, $73,484,000 and $71,922,000 during 2001, 2000 and 1999, respectively.

   On January 12, 2001, the Company entered into a written agreement with First Allmerica Financial Life Insurance Company whereby 401(k) accounts representing approximately 370 contracts with associated fixed and variable assets of approximately $364,600,000 were transferred to separate accounts and approximately $31,600,000 were transferred to the general account, effective July 2, 2001.

   On October 1, 2000, the Company entered into a 100% coinsurance agreement of its Individual Disability line of business, inforce and future sales, with Standard Insurance Company. In addition, the Company recaptured a previous reinsurance agreement with Paul Revere Insurance Company as part of this transaction. Paul Revere transferred reserves of approximately $141,818,000. The Company transferred net reserves of approximately $499,000,000. Under the terms of the coinsurance agreement, assets supporting these reserves are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. A deferred gain of approximately $64,000,000 was recognized as part of this transaction. This gain will be amortized over the life of the underlying policies in a manner similar to the related deferred policy acquisition costs. The deferred gain balance is included in other liabilities in the consolidated balance sheet. Amortization of this gain is included in other income in the statement of operations. The amortized gain for 2001 and 2000 was $4,074,000 and $1,018,000, respectively. The amounts of reinsurance recoveries pertaining to the Standard Insurance Company coinsurance agreement were $54,489,000 and $9,828,000 during 2001 and 2000, respectively. The amounts of reinsurance recoverables carried on the balance sheet were $552,790,000 and $531,487,000 at December 31, 2001 and 2000,
respectively. The Company continues to write disability policies and cedes all policies to Standard Insurance Company.

   On January 1, 1999, the Company entered into an agreement to sell its assumed individual life reinsurance business representing $1,982,509,000 of inforce to RGA Reinsurance Company. The Company received cash of $1,284,000 from the sale and recognized miscellaneous income of approximately $4,139,000, representing the gain on the sale.

(10) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2001 and 2000. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

   Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.

   The interest rates on the finance receivables outstanding as of December 31, 2001 and 2000, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2001 and 2000, approximate the fair value for those respective dates.

   The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2001 and 2000 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

Minnesota Life Insurance Company and Subsidiaries

(10) Fair Value of Financial Instruments (continued)

   The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

   The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                         2001                    2000
                                ----------------------- -----------------------
                                 Carrying      Fair      Carrying      Fair
                                  Amount       Value      Amount       Value
                                ----------- ----------- ----------- -----------
                                                (In thousands)
Fixed maturity securities:
  Available-for-sale            $ 5,279,515 $ 5,279,515 $ 4,623,058 $ 4,623,058
  Held-to-maturity                      --          --      860,632     886,315
Equity securities                   602,554     602,554     638,032     638,032
Fixed maturity securities on
 loan                               365,031     365,031         --          --
Equity securities on loan            48,280      48,280      72,372      72,372
Mortgage loans:
  Commercial                        738,749     761,004     664,818     679,245
  Residential                           --           --          35          36
Policy loans                        256,844     256,844     250,246     250,246
Short-term investments              621,907     621,907     216,230     216,230
Cash                                 32,589      32,589      67,951      67,951
Finance receivables, net            126,037     126,037     128,545     128,545
Private equity investments          263,928     263,928     464,303     464,303
Foreign currency exchange con-
 tract                                  --          --           84          84
Separate account assets           7,558,283   7,558,283   8,201,803   8,201,803
Other assets                         74,078      74,078         --          --
                                ----------- ----------- ----------- -----------
  Total financial assets        $15,967,795 $15,990,050 $16,188,109 $16,228,220
                                =========== =========== =========== ===========

   The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                        2001                    2000
                               ----------------------- -----------------------
                                Carrying      Fair      Carrying      Fair
                                 Amount       Value      Amount       Value
                               ----------- ----------- ----------- -----------
                                               (In thousands)
Deferred annuities             $ 1,615,774 $ 1,611,178 $ 1,620,378 $ 1,612,386
Annuity certain contracts           60,187      60,769      61,513      61,515
Other fund deposits                956,147     957,461     895,854     891,581
Supplementary contracts with-
 out life contingencies             42,092      43,134      39,125      40,489
Notes payable                      159,000     162,341     185,000     188,025
Separate account liabilities     7,511,607   7,511,607   8,156,131   8,156,131
Securities lending collateral      424,406     424,406      77,124      77,124
                               ----------- ----------- ----------- -----------
  Total financial liabilities  $10,769,213 $10,770,896 $11,035,125 $11,027,251
                               =========== =========== =========== ===========

Minnesota Life Insurance Company and Subsidiaries

(11) Notes Payable

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). The approved accrued interest was $3,008,000 as of December 31, 2001 and 2000. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

   Notes payable as of December 31 were as follows:

                                                            2001     2000
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.90%-8.77%, through
 2003                                                       34,000   60,000
                                                          -------- --------
  Total notes payable                                     $159,000 $185,000
                                                          ======== ========

   At December 31, 2001, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2002, $22,000,000; 2003, $12,000,000;
2004, $0; 2005, $0; 2006, $0; thereafter $125,000,000.

   Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 2001.

   The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 31, 2001 and 2000, the outstanding balance of this line of credit was zero.

   Interest paid on debt for the years ended December 31, 2001, 2000 and 1999, was $17,115,000, $26,775,000 and $24,120,000, respectively.

(12) Other Comprehensive Income

Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation
(depreciation) on securities and deferred policy acquisition cost adjustments.

   The components of comprehensive income (loss), other than net income are illustrated below:

                                               2001       2000       1999
                                             ---------  ---------  ---------
                                                    (In thousands)
Other comprehensive income (loss), before
 tax:
  Unrealized gains (loss) on securities      $(202,783) $ 346,347  $(162,242)
    Reclassification adjustment for gains
     (losses) included in
     net income                                 18,821   (147,416)   (74,170)
  Adjustment to unearned policy and contract
   fees                                          6,433        473    (16,385)
  Adjustment to deferred policy acquisition
   costs                                       (41,993)       414    119,128
                                             ---------  ---------  ---------
                                              (219,522)   199,818   (133,669)
  Income tax expense related to items of
   other comprehensive income                   75,386    (70,470)    48,131
                                             ---------  ---------  ---------
  Other comprehensive income (loss), net of
   tax                                       $(144,136) $ 129,348  $ (85,538)
                                             =========  =========  =========

Minnesota Life Insurance Company and Subsidiaries

(13) Stock Dividends

During 2001, the Company declared and paid dividends to Securian Financial Group, Inc. totaling approximately $12,372,000. These dividends were in the form of securities and the transfer of ownership of a corporate-owned life insurance policy. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Advantus Capital Management, Inc. The amount of the transfer, on January 2, 2002, of Advantus Capital Management, Inc. was $48,748,000. During 2000, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $52,800,000. These dividends were in the form of cash. During 1999, the Company declared and paid dividends to Securian Financial Group, Inc, totaling $59,109,000. These dividends were in the form of cash, common stock and affiliated stock of Capitol City Property Management and HomePlus Insurance Agency, Inc. On December 14, 1998 the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000, which was paid in 1999.

   Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2001 statutory results, the maximum amount available for the payment of dividends during 2002 by Minnesota Life Insurance Company without prior regulatory approval is $107,591,000 after November 7, 2002.

(14) Legal Proceedings

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company. Total expenses related to litigation or legal proceedings were $39,654,000, $3,529,000 and $3,670,000 in 2001, 2000 and 1999, respectively.

(15) Commitments and Contingencies

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

   The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $97,800,000 and $135,600,000 as of December 31, 2001 and 2000, respectively. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

   The Company has long-term commitments to fund private equity investments and real estate investments totaling $160,474,000 as of December 31, 2001. The Company estimates that $53,000,000 of these commitments will be invested in 2002, with the remaining $107,474,000 invested over the next four years.

   As of December 31, 2001, the Company had committed to purchase bonds and mortgage loans totaling $86,684,000 but had not completed the purchase transactions.

   The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc., for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2002, $11,267,000; 2003, $11,267,000; 2004, $11,267,000; 2005, $11,267,000; 2006,
$11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2002, $676,000; 2003, $688,000; 2004, $726,000; 2005, $731,000; 2006, $605,000. Lease expense net of sub-lease income for the years ended December 31, 2001, 2000 and 1999 was $9,662,000, $2,491,000 and $0, respectively.

Minnesota Life Insurance Company and Subsidiaries

(15) Commitments and Contingencies (continued)

   At December 31, 2001, the Company had guaranteed the payment of $84,500,000 in policyholders dividends and discretionary amounts payable in 2002. The Company has pledged bonds, valued at $84,549,000 to secure this guarantee.

   The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2001 and 2000 the amount was immaterial to the financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $3,255,000 and $4,139,000 for the periods ending December 31, 2001 and 2000, respectively. These assets are being amortized over a five-year period.

   At December 31, 2001, the Company had guaranteed the payment of approximately $118,640,000 of senior notes issued by Capitol City Properties Management, Inc., an affiliated company, through the expiration date of the notes of June 1, 2021 or by mutual agreement of the parties. These notes were issued in conjunction with the financing of the Company's additional home office space.

(16) Statutory Financial Data

The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners (NAIC) and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy.

   Prescribed accounting practices include a variety of publications of the NAIC as well as state laws, regulation and general administrative rules. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC project to codify statutory accounting practices (Codification) was effective January 1, 2001. Codification continues to encompass both prescribed and permitted practices as described above. Any amounts identified as a change due to implementing Codification were recorded to statutory surplus. The Company determined that Codification, at the time of initial adoption, had an impact of increasing statutory surplus by approximately $48,790,000.

Minnesota Life Insurance Company and Subsidiaries

(16) Statutory Financial Data (continued)

   The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below (2001 results are codified, and 2000 and 1999 are prior to Codification):

                                                       Year ended December
                                                      ----------------------
                                                         2001        2000
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $1,075,907  $1,304,825
Adjustments:
  Deferred policy acquisition costs                      682,794     710,931
  Net unrealized investment gains                        217,864     125,511
  Statutory asset valuation reserve                      303,888     347,800
  Statutory interest maintenance reserve                   7,050      10,440
  Premiums and fees deferred or receivable               (51,572)    (54,505)
  Change in reserve basis                                113,646     111,657
  Deferred reinsurance gain                              (59,217)    (64,309)
  Separate accounts                                      (39,126)    (49,098)
  Unearned policy and contract fees                     (140,315)   (143,220)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (313,147)   (192,525)
  Pension benefit liabilities                             (6,815)    (45,673)
  Non-admitted assets                                    194,154      55,395
  Policyholders dividends                                 65,828      66,622
  Other                                                    6,365       8,281
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $1,932,304  $2,067,132
                                                      ==========  ==========

                                                As of December 31
                                            ---------------------------
                                             2001      2000      1999
                                            -------  --------  --------
                                                 (In thousands)
Statutory net income                        $47,505  $251,003  $167,957
Adjustments:
  Deferred policy acquisition costs          13,716    (5,203)   29,164
  Statutory interest maintenance reserve     (1,138)  (20,544)  (18,931)
  Premiums and fees deferred or receivable  (10,213)   (1,264)    3,686
  Change in reserve basis                    (2,180)    3,783     2,555
  Separate accounts                           9,971    15,762    (8,044)
  Deferred reinsurance gain                  (2,394)    1,018        --
  Unearned policy and contract fees          (1,845)    1,645    (8,696)
  Realized gains (losses)                     1,586   (11,747)    4,143
  Net deferred income taxes                   3,928     4,403     1,439
  Policyholders dividends                      (714)    4,354     1,620
  Pension benefits                           16,605    (7,952)     (590)
  Other                                      (4,399)     (538)      932
                                            -------  --------  --------
Net income as reported in the accompanying
 consolidated financial statements          $70,428  $234,720  $175,235
                                            =======  ========  ========

(17) Subsequent Events

On February 11, 2002, the Company declared a dividend to Securian Financial Group totaling $10,000,000. The amount was subsequently paid in cash.

Minnesota Life Insurance Company and Subsidiaries

                                   Schedule I

                       Summary of Investments--Other than
                         Investments in Related Parties

                               December 31, 2001

                                                                 As shown
                                                                  on the
                                                    Market     consolidated
Type of investment                      Cost(3)     Value    balance sheet(1)
------------------                     ---------- ---------- ----------------
                                                   (In thousands)
Fixed maturity securities:
  United States government and
   government agencies and authorities $  203,806 $  268,686    $  268,686
  Foreign governments                       1,425      1,346         1,346
  Public utilities                        289,845    298,743       298,743
  Mortgage-backed securities            1,779,301  1,841,393     1,841,393
  All other corporate fixed maturity
   securities                           2,787,045  2,869,347     2,869,347
                                       ---------- ----------    ----------
      Total fixed maturity securities   5,061,422  5,279,515     5,279,515
                                       ---------- ----------    ----------
Equity securities:
  Common stocks:
    Public utilities                        6,363      6,336         6,336
    Banks, trusts and insurance compa-
     nies                                 107,177     97,529        97,529
    Industrial, miscellaneous and all
     other                                457,149    476,404       476,404
  Nonredeemable preferred stocks           24,227     22,285        22,285
                                       ---------- ----------    ----------
      Total equity securities             594,916    602,554       602,554
                                       ---------- ----------    ----------
Mortgage loans on real estate             740,249   xxxxxx         738,749
Real estate (2)                            11,925   xxxxxx          11,925
Policy loans                              256,844   xxxxxx         256,844
Other investments                         292,377   xxxxxx         292,377
Private equity investments                301,728   xxxxxx         263,928
Fixed maturity securities on loan         348,651   xxxxxx         365,031
Equity securities on loan                  39,575   xxxxxx          48,280
Short-term investments                    621,907   xxxxxx         621,907
                                       ---------- ----------    ----------
      Total                             2,613,256        --      2,599,041
                                       ---------- ----------    ----------
Total investments                      $8,269,594 $5,882,069    $8,481,110
                                       ========== ==========    ==========

-------
(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for fixed maturity securities and other investments.

                         See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries
                                  Schedule III

                      Supplementary Insurance Information
                                 (In thousands)

                                   As of December 31,
                   ---------------------------------------------------
                               Future policy
                    Deferred      benefits                Other policy
                     policy    losses, claims              claims and
                   acquisition and settlement  Unearned     benefits
Segment               costs     expenses(1)   premiums(2)   payable
-------            ----------- -------------- ----------- ------------
2001:
 Life insurance     $498,233     $2,563,749    $171,174     $113,351
 Accident and
  health
  insurance           87,059        615,020      38,052       19,103
 Annuity              98,047      2,942,241          29        1,466
 Property and
 liability
 insurance               --              38         --           --
                    --------     ----------    --------     --------
                    $683,339     $6,121,048    $209,255     $133,920
                    ========     ==========    ========     ========
2000:
 Life insurance     $526,289     $2,469,673    $173,063     $ 89,087
 Accident and
 health insurance     88,320        579,170      37,815       17,659
 Annuity              96,937      2,887,586         --           269
 Property and
 liability
 insurance               --             154
                    --------     ----------    --------     --------
                    $711,546     $5,936,583    $210,878     $107,015
                    ========     ==========    ========     ========
1999:
 Life insurance     $535,709     $2,388,867    $172,430     $ 73,670
 Accident and
 health insurance     80,371        552,833      35,558       16,858
 Annuity              97,137      3,118,995          25          234
 Property and
 liability
 insurance               --             441
                    --------     ----------    --------     --------
                    $713,217     $6,061,136    $208,013     $ 90,762
                    ========     ==========    ========     ========
                                      For the years ended December 31,
                   -----------------------------------------------------------------------
                                                         Amortization
                                            Benefits,    of deferred
                                  Net     claims, losses    policy      Other
                    Premium    investment and settlement acquisition  operating  Premiums
Segment            revenue(3)    income    expenses(5)      costs     expenses  written(4)
-------            ----------- ---------- -------------- ------------ --------- ----------
2001:
 Life insurance    $  918,901   $288,841    $  810,101     $136,512   $470,668
 Accident and
  health
  insurance           136,637     12,823        53,611       13,170    106,770
 Annuity               92,192    225,200       193,772       21,898     90,793
 Property and
 liability
 insurance                --         471           (19)         --         204      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,147,730   $527,335    $1,057,465     $171,580   $668,435    $ --
                   =========== ========== ============== ============ ========= ==========
2000:
 Life insurance    $  842,842   $304,584    $  715,361     $153,634   $428,194
 Accident and
 health insurance     175,762     40,232        85,680        8,613    101,201
 Annuity              102,827    230,584       205,036       23,715     80,116
 Property and
 liability
 insurance                --         500           143                     319      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,121,431   $575,900    $1,006,220     $185,962   $609,830    $ --
                   =========== ========== ============== ============ ========= ==========
1999:
 Life insurance    $  762,745   $258,483    $  645,695     $ 88,731   $391,454
 Accident and
 health insurance     170,988     37,922       108,283       11,779    101,021
 Annuity               95,190    243,160       214,461       22,945     79,883
 Property and
 liability
 insurance                (14)       491           323                     743     (570)
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,028,909   $540,056    $  968,762     $123,455   $573,101    $(570)
                   =========== ========== ============== ============ ========= ==========

------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5)  Includes policyholder dividends

                       See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                  Schedule IV

                                  Reinsurance

                  Years ended December 31, 2001, 2000 and 1999

                                                                            Percentage
                                       Ceded to     Assumed                 of amount
                            Gross        other    from other      Net       assumed to
                            amount     companies   companies     amount        net
                         ------------ ----------- ----------- ------------  ----------
                                                (In thousands)
2001:
 Life insurance in force $233,303,591 $28,244,100 $63,354,138 $268,413,629     23.6%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    530,352 $    30,128 $   138,774 $    638,998     21.7%
  Accident and health
   insurance                  208,520      78,212       1,047      131,355      0.8%
  Annuity                      23,004         --          --        23,004      --
  Property and liability
   insurance                        1         483         482          --       --
                         ------------ ----------- ----------- ------------
   Total premiums        $    761,877 $   108,823 $   140,303 $    793,357     17.7%
                         ============ =========== =========== ============
2000:
 Life insurance in force $200,965,213 $22,944,226 $43,657,674 $221,678,661     19.7%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    476,897 $    28,343 $   121,296 $    569,850     21.3%
  Accident and health
   insurance                  199,590      30,085         923      170,428      0.5%
  Annuity                      21,173         --          --        21,173      --
  Property and liability
   insurance                      273       7,854       7,581          --       --
                         ------------ ----------- ----------- ------------
   Total premiums        $    697,933 $    66,282 $   129,800 $    761,451     17.0%
                         ============ =========== =========== ============
1999:
 Life insurance in force $175,297,217 $21,279,606 $37,337,340 $191,354,951     19.5%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    455,857 $    30,557 $    83,681 $    508,981     16.4%
  Accident and health
   insurance                  183,765      18,776       1,281      166,270      0.8%
  Annuity                      22,562         --          --        22,562      --
  Property and liability
   insurance                      591      17,797      17,192          (14)     n/a
                         ------------ ----------- ----------- ------------
   Total premiums        $    662,775 $    67,130 $   102,154 $    697,799     14.6%
                         ============ =========== =========== ============

                       See independent auditors' report.

                                   Appendix A

Illustrations of Policy Values, Death Benefits and Premiums

  The Appendix A illustrations beginning on page A-2, are provided for a non-tobacco male age 40. The illustrations show the projected actual cash values, death benefits and premiums for the various scenarios. The plan of insurance for each illustration is a whole life plan, each with an initial face amount of $250,000. Both death benefit options--the Cash Option and the Protection Option--are shown. We show all illustrations based on both guaranteed maximum and current mortality charges, and we include all charges. Finally illustrations for both VAL '87 and VAL '95 are included.


  Guaranteed maximum cost of insurance charges will vary by age, sex, risk class, and policy form. We use the male, female and unisex 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO"), as appropriate. The unisex tables are used in circumstances where legal considerations require the elimination of sex-based distinctions in the calculation of mortality costs. Our maximum cost of insurance charges are based on an assumption of mortality not greater than the mortality rates reflected in 1980 CSO Tables.

  In most cases we intend to impose cost of insurance charges which are substantially lower than the maximum charges determined as described above. In addition to the factors governing maximum cost of insurance charges, actual charges will vary depending on the level of scheduled premiums for a given amount of insurance, the duration of the Policy and the tobacco use of the insured. Current cost of insurance charges reflect our current practices with respect to mortality charges for this class of Policies. Accordingly, the illustrations based upon the guaranteed maximum mortality charges are provided primarily to show, by comparison with the other tables, the consequences of our charging less than the full 1980 CSO based charges.

  The illustrations show how actual cash values and death benefits would vary over time if the return on the assets held in the Variable Life Account equaled a gross annual rate after tax, of 0 percent, 6 percent and 12 percent. The actual cash values and death benefits would be different from those shown if the returns averaged 0 percent, 6 percent and 12 percent but fluctuated over the life of the Policy. The illustrations assume scheduled premiums are paid when due.

  The amounts shown for the hypothetical actual cash value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because certain fees and expenses are deducted from the gross return. The table of Fund Annual Expenses on page 4, shows these fees, and expenses for each portfolio. The mortality and expense risk charge reflected in the illustrations is at an annual rate of .50 percent. The investment management fee illustrated is .56 percent and represents an average of the annual fee charged for all portfolios of the Funds. The illustrations also reflect a deduction for those Fund costs and expenses borne by the Funds and for distribution (12b-1) fees. Fund expenses illustrated are .13 percent, representing an average of the 2001 expense ratios of the portfolios of the Funds. Certain expenses for certain portfolios of the Funds were waived or reduced. The 12b-1 fee illustrated is .24 percent and represents an average of those fees charged for portfolios of the Funds. Therefore, gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.43 percent, 4.57 percent and 10.57 percent.


  The tables reflect the fact that no charges for federal, state or local income taxes are currently made against the Variable Life Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now.

  Upon request, we will furnish a comparable illustration based upon a proposed insured's age, sex and risk classification, and on the face amount, premium, plan of insurance and gross annual rate of return requested. Actual illustrations may be materially different from those illustrated, depending upon the proposed insured's actual situation.

                                    VAL '95
                       DEATH BENEFIT OPTION--CASH OPTION

                     MALE ISSUE AGE 40 FOR NON-TOBACCO

                       INITIAL DEATH BENEFIT--$250,000(1)

                    $4,205 INITIAL SCHEDULED PREMIUM(2)


                        USING CURRENT MORTALITY CHARGES


                    -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                   0% GROSS(3)       6% GROSS(3)      12% GROSS(3)
         INITIAL   (-1.43% NET)      (4.57% NET)      (10.57% NET)
POL  ATT  BASE   POLICY   DEATH    POLICY   DEATH    POLICY   DEATH
YR   AGE PREMIUM  VALUE  BENEFIT   VALUE   BENEFIT   VALUE   BENEFIT
---  --- ------- ------  -------   ------  -------   ------  -------
  1   41 $4,205  $   899 $250,000 $    974 $250,000 $  1,049 $250,000
  2   42  4,205    3,934  250,000    4,274  250,000    4,624  250,000
  3   43  4,205    6,892  250,000    7,691  250,000    8,542  250,000
  4   44  4,205    9,767  250,000   11,224  250,000   12,836  250,000
  5   45  4,205   12,561  250,000   14,881  250,000   17,547  250,000
  6   46  4,205   15,268  250,000   18,659  250,000   22,715  250,000
  7   47  4,205   17,885  250,000   22,563  250,000   28,387  250,000
  8   48  4,205   20,428  250,000   26,623  250,000   34,658  250,000
  9   49  4,205   23,012  250,000   30,963  250,000   41,708  250,000
 10   50  4,205   25,628  250,000   35,582  250,000   49,606  250,000
 15   55  4,205   38,590  250,000   62,824  250,000  104,958  250,000
 20   60  4,205   49,792  250,000   96,937  250,000  198,852  359,063
 25   65  4,205   57,758  250,000  139,244  250,000  351,316  560,398
 30   70  4,205   61,048  250,000  192,987  286,249  596,171  848,461


(1) The initial death benefit is guaranteed to age 100.

(2) If premiums are paid more frequently than annually, the payments would be $2,102.50 semi-annually, $1,051.25 quarterly, or $350.42 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.

(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                    VAL '95
                       DEATH BENEFIT OPTION--CASH OPTION

                     MALE ISSUE AGE 40 FOR NON-TOBACCO

                       INITIAL DEATH BENEFIT--$250,000(1)

                    $4,205 INITIAL SCHEDULED PREMIUM(2)


                  USING MAXIMUM CONTRACTUAL MORTALITY CHARGES


                    -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                   0% GROSS(3)       6% GROSS(3)      12% GROSS(3)
         INITIAL   (-1.43% NET)      (4.57% NET)      (10.57% NET)
POL  ATT  BASE   POLICY   DEATH    POLICY   DEATH    POLICY   DEATH
YR   AGE PREMIUM  VALUE  BENEFIT   VALUE   BENEFIT   VALUE   BENEFIT
---  --- ------- ------  -------   ------  -------   ------  -------
  1   41 $4,205  $   899 $250,000 $    974 $250,000 $  1,049 $250,000
  2   42  4,205    3,934  250,000    4,274  250,000    4,624  250,000
  3   43  4,205    6,892  250,000    7,691  250,000    8,542  250,000
  4   44  4,205    9,767  250,000   11,224  250,000   12,836  250,000
  5   45  4,205   12,561  250,000   14,881  250,000   17,547  250,000
  6   46  4,205   15,268  250,000   18,659  250,000   22,715  250,000
  7   47  4,205   17,885  250,000   22,563  250,000   28,387  250,000
  8   48  4,205   20,410  250,000   26,596  250,000   34,618  250,000
  9   49  4,205   22,841  250,000   30,762  250,000   41,469  250,000
 10   50  4,205   25,172  250,000   35,063  250,000   49,004  250,000
 15   55  4,205   35,063  250,000   58,613  250,000   99,854  250,000
 20   60  4,205   40,920  250,000   85,494  250,000  183,085  332,873
 25   65  4,205   40,565  250,000  115,923  250,000  311,156  500,528
 30   70  4,205   29,101  250,000  150,497  250,000  503,167  723,616


(1) The initial death benefit is guaranteed to age 100.

(2) If premiums are paid more frequently than annually, the payments would be $2,102.50 semi-annually, $1,051.25 quarterly, or $350.42 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.

(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                    VAL '95
                    DEATH BENEFIT OPTION--PROTECTION OPTION

                     MALE ISSUE AGE 40 FOR NON-TOBACCO

                       INITIAL DEATH BENEFIT--$250,000(1)

                    $4,205 INITIAL SCHEDULED PREMIUM(2)


                        USING CURRENT MORTALITY CHARGES


                     -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                   0% GROSS(3)       6% GROSS(3)       12% GROSS(3)
         INITIAL   (-1.43% NET)      (4.57% NET)       (10.57% NET)
POL  ATT  BASE   POLICY   DEATH    POLICY   DEATH    POLICY    DEATH
YR   AGE PREMIUM  VALUE  BENEFIT   VALUE   BENEFIT   VALUE    BENEFIT
---  --- ------- ------  -------   ------  -------   ------   -------
  1   41 $4,205  $   896 $250,000 $    971 $250,000 $  1,046 $  250,000
  2   42  4,205    3,921  250,896    4,260  250,971    4,608    251,046
  3   43  4,205    6,860  253,921    7,654  254,260    8,501    254,608
  4   44  4,205    9,706  256,860   11,153  257,654   12,752    258,501
  5   45  4,205   12,461  259,706   14,759  261,153   17,400    262,752
  6   46  4,205   15,117  262,461   18,468  264,759   22,475    267,400
  7   47  4,205   17,669  265,117   22,280  268,468   28,022    272,475
  8   48  4,205   20,189  267,669   26,298  272,280   34,218    278,022
  9   49  4,205   22,749  270,189   30,580  276,298   41,159    284,218
 10   50  4,205   25,325  272,749   35,118  280,580   48,904    291,159
 15   55  4,205   37,869  285,482   61,484  305,760  102,469    339,492
 20   60  4,205   48,059  296,314   93,120  336,424  190,519    515,318
 25   65  4,205   53,928  303,210  129,047  371,594  324,926    816,624
 30   70  4,205   53,455  304,147  168,003  412,236  518,894  1,224,109


(1) The initial death benefit is guaranteed to age 100.

(2) If premiums are paid more frequently than annually, the payments would be $2,102.50 semi-annually, $1,051.25 quarterly, or $350.42 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.

(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                    VAL '95
                    DEATH BENEFIT OPTION--PROTECTION OPTION

                     MALE ISSUE AGE 40 FOR NON-TOBACCO

                       INITIAL DEATH BENEFIT--$250,000(1)

                    $4,205 INITIAL SCHEDULED PREMIUM(2)


                  USING MAXIMUM CONTRACTUAL MORTALITY CHARGES


                    -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                   0% GROSS(3)       6% GROSS(3)      12% GROSS(3)
         INITIAL   (-1.43% NET)      (4.57% NET)      (10.57% NET)
POL  ATT  BASE   POLICY   DEATH    POLICY   DEATH    POLICY   DEATH
YR   AGE PREMIUM  VALUE  BENEFIT   VALUE   BENEFIT   VALUE   BENEFIT
---  --- ------- ------  -------   ------  -------   ------  -------
  1   41 $4,205  $   896 $250,000 $    971 $250,000 $  1,046 $250,000
  2   42  4,205    3,921  250,896    4,260  250,971    4,608  251,046
  3   43  4,205    6,860  253,921    7,654  254,260    8,501  254,608
  4   44  4,205    9,706  256,860   11,153  257,654   12,752  258,501
  5   45  4,205   12,461  259,706   14,759  261,153   17,400  262,752
  6   46  4,205   15,117  262,461   18,468  264,759   22,475  267,400
  7   47  4,205   17,669  265,117   22,280  268,468   28,019  272,475
  8   48  4,205   20,116  267,669   26,195  272,280   34,075  278,019
  9   49  4,205   22,453  270,116   30,212  276,195   40,692  284,075
 10   50  4,205   24,672  272,453   34,326  280,212   47,920  290,692
 15   55  4,205   33,654  282,190   56,072  301,613   95,256  334,091
 20   60  4,205   37,710  287,386   78,340  323,955  167,371  457,975
 25   65  4,205   34,244  285,756   97,908  344,495  265,535  678,637
 30   70  4,205   18,352  272,785  107,868  357,072  380,107  920,031


(1) The initial death benefit is guaranteed to age 100.

(2) If premiums are paid more frequently than annually, the payments would be $2,102.50 semi-annually, $1,051.25 quarterly, or $350.42 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.

(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                    VAL '87
                       DEATH BENEFIT OPTION--CASH OPTION

                     MALE ISSUE AGE 40 FOR NON-TOBACCO

                       INITIAL DEATH BENEFIT--$250,000(1)

                    $4,641 INITIAL SCHEDULED PREMIUM(2)


                        USING CURRENT MORTALITY CHARGES


                    -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                   0% GROSS(3)       6% GROSS(3)      12% GROSS(3)
         INITIAL   (-1.43% NET)      (4.57% NET)      (10.57% NET)
POL  ATT  BASE   POLICY   DEATH    POLICY   DEATH    POLICY   DEATH
YR   AGE PREMIUM  VALUE  BENEFIT   VALUE   BENEFIT   VALUE   BENEFIT
---  --- ------- ------  -------   ------  -------   ------  -------
  1  41  $4,641  $ 1,008 $250,000 $  1,096 $250,000 $  1,184 $250,000
  2  42   4,641    4,233  250,000    4,611  250,000    5,000  250,000
  3  43   4,641    7,359  250,000    8,234  250,000    9,168  250,000
  4  44   4,641   10,380  250,000   11,963  250,000   13,718  250,000
  5  45   4,641   13,299  250,000   15,807  250,000   18,696  250,000
  6  46   4,641   16,277  250,000   19,935  250,000   24,320  250,000
  7  47   4,641   19,341  250,000   24,392  250,000   30,693  250,000
  8  48   4,641   22,450  250,000   29,152  250,000   37,853  250,000
  9  49   4,641   25,577  250,000   34,204  250,000   45,862  250,000
 10  50   4,641   28,700  250,000   39,543  250,000   54,796  250,000
 15  55   4,641   43,876  250,000   70,681  250,000  116,923  250,000
 20  60   4,641   57,167  250,000  109,787  250,000  222,407  386,314
 25  65   4,641   67,223  250,000  158,967  256,151  393,801  610,510
 30  70   4,641   73,114  250,000  220,745  321,361  670,366  935,800


(1) The initial death benefit is guaranteed to age 100.

(2) If premiums are paid more frequently than annually, the payments would be $2,320.50 semi-annually, $1,160.25 quarterly, or $386.75 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.

(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                    VAL '87
                       DEATH BENEFIT OPTION--CASH OPTION

                     MALE ISSUE AGE 40 FOR NON-TOBACCO

                       INITIAL DEATH BENEFIT--$250,000(1)

                    $4,641 INITIAL SCHEDULED PREMIUM(2)


                  USING MAXIMUM CONTRACTUAL MORTALITY CHARGES


                     -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                    0% GROSS(3)       6% GROSS(3)      12% GROSS(3)
          INITIAL   (-1.43% NET)      (4.57% NET)      (10.57% NET)
 POL  ATT  BASE   POLICY   DEATH    POLICY   DEATH    POLICY   DEATH
 YR   AGE PREMIUM  VALUE  BENEFIT   VALUE   BENEFIT   VALUE   BENEFIT
 ---  --- ------- ------  -------   ------  -------   ------  -------
  1    41 $4,641  $ 1,008 $250,000 $  1,096 $250,000 $  1,184 $250,000
  2    42  4,641    4,233  250,000    4,611  250,000    5,000  250,000
  3    43  4,641    7,359  250,000    8,234  250,000    9,168  250,000
  4    44  4,641   10,380  250,000   11,963  250,000   13,718  250,000
  5    45  4,641   13,297  250,000   15,804  250,000   18,693  250,000
  6    46  4,641   16,104  250,000   19,756  250,000   24,134  250,000
  7    47  4,641   18,801  250,000   23,824  250,000   30,096  250,000
  8    48  4,641   21,384  250,000   28,011  250,000   36,633  250,000
  9    49  4,641   23,854  250,000   32,323  250,000   43,811  250,000
 10    50  4,641   26,201  250,000   36,759  250,000   51,699  250,000
 15    55  4,641   35,762  250,000   60,767  250,000  104,881  250,000
 20    60  4,641   40,496  250,000   87,749  250,000  191,797  335,837
 25    65  4,641   38,191  250,000  118,233  250,000  324,376  507,955
 30    70  4,641   23,445  250,000  153,228  250,000  521,786  737,252


(1) The initial death benefit is guaranteed to age 100.

(2) If premiums are paid more frequently than annually, the payments would be $2,320.50 semi-annually, $1,160.25 quarterly, or $386.75 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.

(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                    VAL '87
                    DEATH BENEFIT OPTION--PROTECTION OPTION

                     MALE ISSUE AGE 40 FOR NON-TOBACCO

                       INITIAL DEATH BENEFIT--$250,000(1)

                    $4,641 INITIAL SCHEDULED PREMIUM(2)


                        USING CURRENT MORTALITY CHARGES


                     -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                    0% GROSS(3)       6% GROSS(3)      12% GROSS(3)
          INITIAL   (-1.43% NET)      (4.57% NET)      (10.57% NET)
 POL  ATT  BASE   POLICY   DEATH    POLICY   DEATH    POLICY   DEATH
 YR   AGE PREMIUM  VALUE  BENEFIT   VALUE   BENEFIT   VALUE   BENEFIT
 ---  --- ------- ------  -------   ------  -------   ------  -------
  1    41 $4,641  $ 1,008 $250,000 $  1,095 $250,000 $  1,183 $250,000
  2    42  4,641    4,233  250,000    4,609  250,080    4,995  250,371
  3    43  4,641    7,359  250,000    8,230  250,222    9,152  251,467
  4    44  4,641   10,380  250,000   11,956  250,426   13,680  253,306
  5    45  4,641   13,299  250,000   15,795  250,688   18,630  255,910
  6    46  4,641   16,276  250,000   19,922  251,019   24,238  259,338
  7    47  4,641   19,341  250,000   24,375  251,914   30,580  264,196
  8    48  4,641   22,450  250,000   29,128  253,419   37,689  270,543
  9    49  4,641   25,576  250,000   34,166  255,403   45,620  278,327
 10    50  4,641   28,700  250,000   39,485  257,782   54,438  287,540
 15    55  4,641   43,875  250,000   70,327  274,435  115,037  357,023
 20    60  4,641   57,166  250,000  108,318  297,986  219,308  380,809
 25    65  4,641   67,223  250,000  153,744  326,599  388,731  602,552
 30    70  4,641   73,114  250,000  214,348  311,846  662,122  924,207


(1) The initial death benefit is guaranteed to age 100.

(2) If premiums are paid more frequently than annually, the payments would be $2,320.50 semi-annually, $1,160.25 quarterly, or $386.75 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.

(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                    VAL '87
                    DEATH BENEFIT OPTION--PROTECTION OPTION

                     MALE ISSUE AGE 40 FOR NON-TOBACCO

                       INITIAL DEATH BENEFIT--$250,000(1)

                    $4,641 INITIAL SCHEDULED PREMIUM(2)


                  USING MAXIMUM CONTRACTUAL MORTALITY CHARGES


                     -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                    0% GROSS(3)       6% GROSS(3)      12% GROSS(3)
          INITIAL   (-1.43% NET)      (4.57% NET)      (10.57% NET)
 POL  ATT  BASE   POLICY   DEATH    POLICY   DEATH    POLICY   DEATH
 YR   AGE PREMIUM  VALUE  BENEFIT   VALUE   BENEFIT   VALUE   BENEFIT
 ---  --- ------- ------  -------   ------  -------   ------  -------
  1    41 $4,641  $ 1,008 $250,000 $  1,095 $250,000 $  1,183 $250,000
  2    42  4,641    4,233  250,000    4,609  250,080    4,995  250,371
  3    43  4,641    7,359  250,000    8,230  250,222    9,152  251,467
  4    44  4,641   10,380  250,000   11,956  250,426   13,680  253,306
  5    45  4,641   13,297  250,000   15,792  250,688   18,617  255,910
  6    46  4,641   16,103  250,000   19,736  251,009   23,995  259,301
  7    47  4,641   18,800  250,000   23,794  251,385   29,857  263,504
  8    48  4,641   21,384  250,000   27,968  251,815   36,245  268,547
  9    49  4,641   23,853  250,000   32,261  252,297   43,210  274,461
 10    50  4,641   26,200  250,000   36,672  252,830   50,798  281,280
 15    55  4,641   35,762  250,000   60,405  256,215   99,974  330,320
 20    60  4,641   40,496  250,000   86,568  260,689  180,020  314,678
 25    65  4,641   38,191  250,000  114,898  266,101  306,247  479,133
 30    70  4,641   23,445  250,000  144,402  272,317  494,238  697,963


(1) The initial death benefit is guaranteed to age 100.

(2) If premiums are paid more frequently than annually, the payments would be $2,320.50 semi-annually, $1,160.25 quarterly, or $386.75 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.

(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                   Appendix B


                                     [GRAPH]

Understanding How Premium Becomes Cash Value
The Cyclical Charges Inside a Variable Adjustable Life Policy
(Assumes Annual Payment of Premium)
Variable
Adjustable Life
Separate Account Activities
Rate of Return
* Net asset values are
  determined daily, net of
  separate account charges.
Separate Account Charges
* Reflected in daily net asset values.
* Annualized charges, which include
    * Management fee: average
      = .56 percent
    * Fund expenses: average
      = .13 percent
    * Distribution(12b-1) fees:
      average = .24 percent
    * Mortality and expense risk
      = .50 percent
*Total average charge is
 1.43 percent.
Beginning of Policy Year Cash Value
                               Policy Anniversary
                                                   End of Policy Year Cash Value
Client Pays Premium

Beginning of Policy Year
Charges Taken From Gross Base Premium
Annual charges taken:
  * Sales load of 7 percent
  * Premium tax of 2.5 percent
  * Face amount guarantee charge of 1.5 percent of base premium
  * Sub-standard risk if applicable for VAL'95
Additional charges taken in the first year:
  * Up to 23 percent sales load
  * Underwriting charge of up to $5 per $1,000 of face amount
Charges on non-repeating premiums:
  * Premium tax of 2.5 percent
1st
Month of Policy Year
2nd
Month of Policy Year
3rd
Month of Policy Year
4th
Month of Policy Year
5th
Month of Policy Year
6th
Month of Policy Year
7th
Month of Policy Year
8th
Month of Policy Year
9th
Month of Policy Year
10th
Month of Policy Year
11th
Month of Policy Year
12th
Month of Policy Year
Monthly Charges Taken From the Policy Value
* Administrative charge of $5 per month.
* A cost of insurance charge, calculated by multiplying the net amount at risk of the policy by a rate which is based on the age, sex, risk class, the level of scheduled premiums for a given amount of insurance, duration of the policy and the tobacco use of the insured. This rate is guaranteed not to exceed 1980 CSO table rate.
* Sub-standard risk if applicable for VAL'87.
Benefits Available
from the Policy
* Death Benefit
* Policy Loans
* Policy Withdrawals
* Accelerated Benefits
* Rider Coverage

                                   Appendix C

Comparison of Death Benefit Options

   To summarize the effect of the two death benefit options on the death benefit and policy value, assume Policies with the following characteristics: the insured is a male, age 40 at policy issue, and a non-tobacco. The Policy has a face amount of $250,000, with a level face amount for life. The premiums for VAL '95 and VAL '87 are $4,205 and $4,641, respectively. Further, assume that 100 percent of net premiums are invested in the Variable Life Account sub-accounts, that the gross investment rate in the Variable Life Account was 12 percent each year and that Minnesota Life deducted current mortality charges. These situations are shown in Appendix A, "Illustrations of Policy Values, Death Benefits and Premiums," on page A-1 of this prospectus.


   Now, further assume that the Policy has been in force for ten years and all premiums have been paid during that time. No policy loans or withdrawals have been made under the Policy.

   Based on these assumptions, the table below shows the policy values and death benefit under each death benefit option at the end of the 10th policy year for both VAL '95 and VAL '87.

                                    VAL '95


             Cash Option                                 Protection Option
   Policy Value         Death Benefit             Policy Value             Death Benefit
   ------------         -------------             ------------             -------------
     $49,606              $250,000                  $48,904                  $298,904

                                    VAL '87

             Cash Option                                 Protection Option
   Policy Value         Death Benefit             Policy Value             Death Benefit
   ------------         -------------             ------------             -------------
     $54,796              $250,000                  $54,438                  $298,219


   In addition, under the Cash Option any premium paid beyond the end of the policy month in which the insured died is also included as part of the Policy proceeds.

   Under the Cash Option, the death benefit does not vary from the Policy's face amount until the Policy becomes paid-up. Under the Protection Option the death benefit varies with the performance of the Policy. Generally, the death benefit under the Protection Option will be larger than under the Cash Option. Because of the increased insurance protection, the policy value under the Protection Option is generally smaller than under the Cash Option.

                                   Appendix D

Example of Sales Load Computation
   As an example of the method we use to compute sales load, assume a protection type plan where the annual base premium is $1,000 and where the premium paying period, prior to any reduction in face amount, is 20 years. The insured is a male, age 35 with a life expectancy of 38 years. As premiums are paid in each year, we will assess a basic sales load of 7 percent or $70 in each year. Also, as premiums are paid in the first year, we will assess a first year sales load of 23 percent or $230. Therefore, in the first year the sales load charges will total $300 or 30 percent ($300 / $1,000), and over the 15 year period from policy issue sales load charges will total $1,280 or 8.54 percent ($1,280 / $15,000).

   Compliance with the 9 percent limitation will be achieved by reducing the first year sales load, if necessary. For example, consider a Policy with a protection type plan where the annual base premium is $1,000 and where the premium paying period prior to any reduction in face amount is 20 years. Further assume that the insured is a male, age 72 at issue, with a life expectancy of 9 years. In this case, the first year sales load must be reduced so that the total sales load will not exceed 9 percent over the life expectancy of the insured. As premiums are paid in each year we will assess the basic sales load of 7 percent, or $70, but the first year sales load applicable to premiums paid in the first year will be reduced from 23 percent to 18 percent, or $180. Therefore, in the first year the sales load charges will total $250 or 25 percent ($250 / $1,000), and over the period of the insured's life expectancy sales load charges will total $810 or 9 percent ($810 / $9,000).

   As an example of the method we use to assess sales load when an adjustment occurs during a period in which a first year sales load is being collected, consider a Policy where an adjustment is made after one-half of the first annual premium is paid. Assume that the premium is $1,000 annually as in the example above and further assume that the premiums are being paid on a monthly basis, $83.33 per month. As premiums are paid in each year we will assess a basic sales load of 7 percent of premiums received or $70 in that year. A first year sales load, taken in addition to the basic sales load, would also be assessed in a total amount of $230. Now assume an adjustment is made, after the payment of six monthly premiums, and that the premium is increased from $1,000 to $1,200. Both before and after the adjustment we will continue to assess a basic sales load of 7 percent of the premiums received. However, since only one-half of the first year sales load of $230 has been collected, a first year sales load of $115 remains to be collected. The $200 increase in premium will also be assessed a first year sales load of 23 percent, or $46. Both are added together and will be collected in the 12 months following the adjustment. Therefore, after the adjustment of the premium to a $1,200 amount, and assuming that premiums continue to be paid on a monthly basis, each monthly premium of $100 will be subjected to a total sales load amount of $20.42, consisting of $7 of basic sales load, and $13.42 of first year sales load.

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:

    The Facing Sheet.
    Cross Reference Sheet.
    Part I
          The prospectus consisting of 113 pages.

    Part II
          Undertakings - Indemnification; previously filed.

          Representation of Insurer Pursuant to (S)26 of the Investment Company Act of 1940.

          Minnesota Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the policies issued pursuant to this Registration Statement, in the aggregate, are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by the Company.
    The Signatures.

    Written consents of the following persons:
          Donald F. Gruber, Esq.
          KPMG LLP
          Robert J. Ehren, FSA, CLU
          Jones & Blouch L.L.P.
    The following Exhibits:

A.  Exhibits described in Item IX(A) of Form N-8B-2.

    (1) The indenture or agreement under the terms of which the trust was organized or issued securities.

            Resolution of the Board of Trustees of The Minnesota Mutual Life Insurance Company dated October 21, 1985, previously filed as Exhibit A(1) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, is hereby incorporated by reference.

    (2) The indenture or agreement pursuant to which the proceeds of payments of securities are held by the custodian or trustee, if such indenture or agreement is not the same as the indenture or agreement referred to immediately above.

            None.

    (3) Distributing Policies:

        (a) Agreements between the trust and principal underwriter or between the depositor and principal underwriter.

                 Distribution Agreement, previously filed as Exhibit A(3)(a) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, is hereby incorporated by reference.

        (b) Specimen of typical agreements between principal underwriter and dealers, managers, sales supervisors and salemen.

                 Agent and General Agent Sales Agreements, previously filed as Exhibit A(3)(b) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, is hereby incorporated by reference.

        (c) Schedules of sales commissions referred to in Item 38(c).

                 Combined with the Exhibit listed under A. (3)(b) above.

    (4) Any agreement between the depositor, principal underwriter and the custodian or trustee other than indentures or agreements set forth above as paragraphs (1), (2) and (3) with respect to the trust or its securities.

            None.

    (5) The form of each type of security.

        (a) Variable Adjustable Life Insurance Policy; form 86-660, previously filed as Exhibit A(5)(a) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, is hereby incorporated by reference.

        (b) Variable Adjustable Life Insurance Policy; form 87-670, previously filed as Exhibit A(5)(b) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, is hereby incorporated by reference.

          (c) Variable Adjustable Life Insurance Policy; form 90-670, previously filed as Exhibit A(5)(c) to Registrant's Form S-6, File Number 33-3233, Post- Effective Amendment Number 12, is hereby incorporated by reference.

          (d) Variable Adjustable Life Insurance Policy; form MHC-98-670, previously filed as Exhibit A(5)(d) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (e) Guaranteed Principal Account Agreement, form 90-930, previously filed as Exhibit A(5)(e) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, is hereby incorporated by reference.

          (f) Family Term Agreement-Children, form MHC-86-904, previously filed as Exhibit A(5)(f) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (g) Exchange of Insureds Agreement, form MHC-86-914, previously filed as Exhibit A(5)(g) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (h) Face Amount Increase Agreement, form MHC-86-915, previously filed as Exhibit A(5)(h) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (i) Cost of Living Increase Agreement, form MHC-86-916, previously filed as Exhibit A(5)(i) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (j) Waiver of Premium Agreement, form MHC-86-917, previously filed as Exhibit A(5)(j) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (k) Survivorship Life Agreement, form MHC-90-929, previously filed as Exhibit A(5)(k) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (l) Accelerated Benefit Agreement, form MHC-92-931, previously filed as Exhibit A(5)(l) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (m) Short Term Agreement, form MHC-E324.1 10-1998, previously filed as Exhibit A(5)(m) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (n) Policy Enhancement Agreement, form MHC-95-941, previously filed as Exhibit A(5)(n) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (o) Protection Option Amendment, form MHC-98-945, previously filed as Exhibit A(5)(o) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (p) Variable Early Value Agreement, form MHC-98-940, previously filed as Exhibit A(5)(p) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.


    (6) The certificate of incorporation or other instrument of organization and bylaws of the depositor.

          (a) Restated Certificate of Incorporation of the Depositor, previously filed as Exhibit A(5)(a) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (b) Bylaws of the Depositor, previously filed as Exhibit A(6)(b) to Registrant's Form S-6, File Number 33-3233, Post Effective Amendment Number 17, is hereby incorporated by reference.


    (7) Any insurance policy under a contract between the trust and the insurance company or between the depositor and the insurance company, together with the table of insurance premiums.

            None.

    (8) Any agreement between the trust or the depositor concerning the trust with the issuer, depositor, principal underwriter or investment adviser of any underlying investment company or any affiliated person of such persons.

            None.

    (9) All other material contracts not entered into in the ordinary course of business of the trust or of the depositor concerning the trust.

            None.

   (10) Form of application for a periodic payment plan certificate.

          (a)  New Issue Application - Part 1, form F. MHC-3198 Rev. 11-2000.

          (b) Application - Part 3 - Authorization New Issue; form F. MHC-42663 Rev. 10-1998, previously filed as Exhibit A(10)(b) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (c)  Policy Change Application - Part 1, form F. MHC-44096 Rev.
               11-2000.

          (d) Policy Change Application - Part 3, form F. MHC-44098 Rev. 10-1998, previously filed as Exhibit A(10)(d) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          (e) Variable Suitability Application - New Issue, form F. MHC-48653 Rev. 2-2002.

          (f)  Variable Suitability Application - Policy Change, form
               F. MHC-48654 Rev. 2-2002.

          (g) Policy Change Application - No Underwriting - Part 1, form F. MHC-44097 Rev. 11-2000.


B.  A Specimen or Copy of Each Security Being Registered.

        See Exhibits Listed under A. (5).

C. An opinion of counsel as to the legality of the securities being registered.

                Opinion and Consent of Donald F. Gruber, Esq.

D.  Consent of KPMG LLP.

E.  Opinion and Consent of Mr. Robert J. Ehren, FSA, CLU

F.  Consent of Jones & Blouch L.L.P.

G.  Adjustment Computation Required by Rule 6e-2(b)(13)(v)(B).

          Combined with the Exhibit listed under H below.

H. Memorandum on Administrative Procedures with Respect to Issuance, Transfer and Redemption, Required by Rule 6e-2(b)(12)(ii).

          Combined with the Exhibit listed under G above.

I. Notice of Withdrawal Right and Statement of Charges Required by Rule 6e-2(b)(13)(viii)(c).


     (1) Notice of Withdrawal Right and Request for Cancellation of Policy, previously filed as Exhibit I(1) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, is hereby incorporated by reference.

     (2) Notice of Withdrawal Right and Request for Cancellation of Policy Adjustment, previously filed as Exhibit I(2) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 17, is hereby incorporated by reference.


J. Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Minnesota Life Variable Life Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 25th day of April, 2002.



                                 MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                                            (Registrant)

                                 By: MINNESOTA LIFE INSURANCE COMPANY
                                            (Depositor)



                                 By   /s/ Robert L. Senkler
                                    ---------------------------------
                                          Robert L. Senkler
                                    Chairman of the Board, President
                                      and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 25th day of April, 2002.



                                 MINNESOTA LIFE INSURANCE COMPANY



                                 By     /s/ Robert L. Senkler
                                    --------------------------------
                                            Robert L. Senkler
                                    Chairman of the Board, President
                                      and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

         Signature               Title                            Date
         ---------               -----                            ----

/s/ Robert L. Senkler            Chairman, President and     April 25, 2002
---------------------------       Chief Executive Officer
Robert L. Senkler

*                                Director
---------------------------
Anthony L. Andersen

*                                Director
---------------------------
Richard H. Anderson

         Signature               Title                         Date
         ---------               -----                         ----

*                                Director
---------------------------
John F. Grundhofer


                                 Director
---------------------------
Robert E. Hunstad

*                                Director
---------------------------
Reatha C. King, Ph.D.


*                                Director
---------------------------
Dennis E. Prohofsky


*                                Director
---------------------------
Michael E. Shannon

*                                Director
---------------------------
William N. Westhoff




/s/ Gregory S. Strong            Senior Vice President            April 25, 2002
---------------------------      (chief financial officer)
Gregory S. Strong


/s/ Gregory S. Strong            Senior Vice President            April 25, 2002
---------------------------      (chief accounting officer)
Gregory S. Strong


/s/ William N. Westhoff          Senior Vice President            April 25, 2002
---------------------------      and Treasurer
William N. Westhoff              (treasurer)


/s/ Dennis E. Prohofsky          Attorney-in-Fact                 April 25, 2002
---------------------------
*By Dennis E. Prohofsky


* Pursuant to power of attorney dated April 8, 2002, a copy of which is filed herewith.

                                 EXHIBIT INDEX


Exhibit Number    Description of Exhibit
--------------    ----------------------

A.10(a)           New Issue Application - Part 1, form F. MHC-3198 Rev. 11-2000.

A.10(c)           Policy Change Application - Part 1, form F. MHC-44096 Rev.
                  11-2000.

A.10(e)           Variable Suitability Application - New Issue, form
                  F. MHC-48653 Rev. 2-2002.

A.10(f)           Variable Suitability Application - Policy Change, form
                  F. MHC-48654 Rev. 2-2002.

A.10(g)           Policy Change Application - No Underwriting - Part 1, Form
                  F. MHC-44097 Rev. 11-2000.

C.                Opinion and Consent of Donald F. Gruber, Esq.

D.                Consent of KPMG LLP.

E.                Opinion and Consent of Mr. Robert J. Ehren, FSA, CLU

F.                Consent of Jones & Blouch L.L.P.

H. Memorandum on Administrative Procedures with Respect to Issuance, Transfer and Redemption, Required by Rule 6e-2(b)(12)(ii).


J. Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.